UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1: Report(s) to Shareholders.

Semiannual Report  |  June 30, 2019
Schwab Prime Money Funds

Schwab Value Advantage
Money Fund®
Schwab Retirement Advantage
Money Fund®
Schwab Investor Money Fund®
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Prime Money Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Amid the numerous headlines catching the attention of investors in recent months, one big story has been a substantial shift in interest rate expectations. As late as the end of 2018, most observers were predicting that the Federal Reserve (Fed) would continue to raise rates in 2019. How quickly things change. By June 2019, the outlook had reversed entirely as Fed policy makers cited uncertainty about the economy. Although the Fed left interest rates unchanged at their June meeting, markets were signaling that rates will likely be cut by the end of this year. (Following the end of the period, at their July meeting, the Fed cut interest rates by 0.25%.)
It’s a good reminder that the direction of interest rates is never a certainty, even if an economist or analyst might seem very confident when discussing the matter on any given day. While investors in money market funds should understand the impact of a potential rate cut—generally, when interest rates fall, money market funds deliver lower yields—the average 7-day yield for U.S. taxable money market funds remained relatively attractive at just above 2% as of the end of June. Whether as a temporary place to hold cash or as a dedicated asset class, we believe that money market funds can play an important role in an investor’s portfolio.
At Charles Schwab Investment Management, we’re committed to providing a straightforward lineup of core investment products and solutions that can help investors pursue a strategy that’s right for their needs. Designed to offer stability of capital, liquidity, and current income, the Schwab Prime Money Funds are a prime example of this approach. The funds are actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. Our team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. And, with no investment minimums on all of the Schwab Prime Money Funds, except the Schwab Value Advantage Money Fund – Ultra Shares, the funds can help investors realize the benefits of professional money management without the typical barriers to entry.
Since we launched our first funds more than 25 years ago, Charles Schwab Investment Management has grown to become one of the largest providers of money market funds in the country—all while staying focused on what investors need and want to help them achieve long-term success. And, although we can’t take all of the surprises out of investing, we can continue to work hard to provide straightforward products and solutions that can help investors build a portfolio that is positioned to help weather the inevitable market ups and downs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Prime Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ And, with no investment minimums on all of the Schwab Prime Money Funds, except the Schwab Value Advantage Money Fund – Ultra Shares, the funds can help investors realize the benefits of professional money management without the typical barriers to entry.”
Management views may have changed since the report date.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Prime Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, demand for taxable money market funds rose, aided in part by attractive U.S. short-term bond yields relative to bank deposits, an inverted yield curve, and volatility in financial markets. Following four 0.25% rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.* Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.*
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, the fund’s weighted average maturity (WAM) increased, beginning the period at 27 days and ending at 39 days.

*	Data source for yields: U.S. Department of the Treasury

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	2.20%	2.35%
Seven-Day Yield (without waivers)[2]	2.12%	2.27%
Seven-Day Effective Yield (with waivers)[2]	2.23%	2.38%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Retirement Advantage Money Fund

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, demand for taxable money market funds rose, aided in part by attractive U.S. short-term bond yields relative to bank deposits, an inverted yield curve, and volatility in financial markets. Following four 0.25% rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.* Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.*
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, the fund’s weighted average maturity (WAM) increased, beginning the period at 26 days and ending at 45 days.

*	Data source for yields: U.S. Department of the Treasury

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	45 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Retirement Advantage Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	2.19%
Seven-Day Yield (without waivers)[2]	1.96%
Seven-Day Effective Yield (with waivers)[2]	2.21%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Investor Money Fund

The Schwab Investor Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, demand for taxable money market funds rose, aided in part by attractive U.S. short-term bond yields relative to bank deposits, an inverted yield curve, and volatility in financial markets. Following four 0.25% rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.* Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.*
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 27 days and ending at 42 days.

*	Data source for yields: U.S. Department of the Treasury

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	42 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Investor Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	2.18%
Seven-Day Yield (without waivers)[2]	1.99%
Seven-Day Effective Yield (with waivers)[2]	2.21%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Prime Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2019 and held through June 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/19	Ending Account Value (Net of Expenses) at 6/30/19	Expenses Paid During Period 1/1/19-6/30/19[2]
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,011.40	$1.70
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,012.10	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95
Schwab Retirement Advantage Money Fund
Actual Return	0.35%	$1,000.00	$1,011.30	$1.75
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab Investor Money Fund
Actual Return	0.35%	$1,000.00	$1,011.30	$1.75
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Prime Money Funds  |  Semiannual Report

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.02 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	—	0.00 [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	—	(0.00) [2]	—	—
Total distributions	(0.01)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.14% [3]	1.79%	0.81%	0.25%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [4]	0.34%	0.39% [5]	0.41% [6]	0.27% [6]	0.21% [6]
Gross operating expenses	0.43% [4]	0.44%	0.54%	0.58%	0.58%	0.58%
Net investment income (loss)	2.28% [4]	1.87%	0.84%	0.25%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$61,868	$47,721	$14,955	$7,060	$6,406	$7,217

Ultra Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.02 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	—	0.00 [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	—	(0.00) [2]	—	—
Total distributions	(0.01)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.21% [3]	1.94%	1.00%	0.45%	0.07%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [4]	0.19%	0.20% [5]	0.21% [6]	0.21% [6]	0.21% [6]
Gross operating expenses	0.28% [4]	0.29%	0.33%	0.35%	0.35%	0.35%
Net investment income (loss)	2.43% [4]	2.00%	1.08%	0.44%	0.07%	0.01%
Net assets, end of period (x 1,000,000)	$37,689	$29,554	$12,612	$2,015	$1,972	$1,818
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
7
Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares.
11
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 53.5% of net assets
Asset-Backed Commercial Paper 15.1%
ALPINE SECURITIZATION LLC	a,b	2.58%		08/14/19	228,000,000	228,000,000
	a,b	2.58%		08/16/19	149,000,000	149,000,000
	a,b	2.68%		09/04/19	25,000,000	25,004,202
	a,b	2.32%		09/30/19	489,000,000	486,144,647
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.40%		07/01/19	146,000,000	146,000,000
	a,b	2.58%		07/03/19	98,000,000	97,986,062
	a,b	2.59%		07/08/19	100,000,000	99,950,028
	a,b	2.59%		07/09/19	50,000,000	49,971,444
	a,b	2.56%		07/10/19	33,600,000	33,578,664
	a,b	2.59%		07/11/19	86,000,000	85,938,606
	a,b	2.58%		07/12/19	25,000,000	24,980,444
	a,b	2.57%		08/01/19	50,000,000	49,890,208
	a,b	2.55%		08/06/19	65,000,000	64,835,550
	a,b	2.51%		08/07/19	50,000,000	49,871,528
	a,b	2.55%		08/07/19	49,500,000	49,371,286
	a,b	2.50%		09/04/19	20,000,000	19,910,444
	a,b	2.32%		09/23/19	66,841,000	66,480,727
	a,b	2.32%		09/24/19	100,000,000	99,454,583
BARTON CAPITAL SA	a,b	2.60%		07/01/19	97,000,000	97,000,000
	a,b	2.58%		07/08/19	13,000,000	12,993,529
	a,b	2.57%		07/09/19	97,500,000	97,444,750
	a,b	2.57%		07/12/19	75,000,000	74,941,562
	a,b	2.48%		07/30/19	45,000,000	44,910,463
	a,b	2.57%		08/02/19	50,000,000	49,886,667
	a,b	2.57%		08/05/19	25,000,000	24,938,021
	a,b	2.48%		08/06/19	17,220,000	17,177,467
	a,b	2.56%		08/09/19	72,000,000	71,801,880
	a,b	2.58%		08/12/19	43,000,000	42,871,573
	a,b	2.59%		08/12/19	100,000,000	99,700,167
	a,b	2.58%		08/13/19	14,000,000	13,957,191
	a,b	2.50%		08/26/19	25,000,000	24,903,556
12
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.45%		09/04/19	52,700,000	52,468,779
	a,b	2.37%		09/12/19	50,000,000	49,760,722
	a,b	2.31%		09/23/19	155,000,000	154,168,167
	a,b	2.31%		09/26/19	45,000,000	44,749,875
BEDFORD ROW FUNDING CORP	a,b	2.28%		12/05/19	131,000,000	129,714,562
	a,b	2.28%		12/06/19	71,000,000	70,298,875
	a,b	2.31%		12/12/19	135,000,000	133,597,800
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.44%		07/02/19	12,000,000	11,999,187
	a,b	2.42%		07/08/19	20,000,000	19,990,589
	a,b	2.59%		07/08/19	116,000,000	115,942,032
	a,b	2.59%		07/09/19	62,000,000	61,964,591
	a,b	2.53%		08/02/19	43,500,000	43,402,560
	a,b	2.57%		08/02/19	36,000,000	35,918,400
	a,b	2.58%		08/06/19	117,000,000	116,700,480
	a,b	2.53%		08/15/19	89,000,000	88,720,762
CAFCO LLC	a,b	2.57%		07/10/19	50,000,000	49,968,125
	a,b	2.56%		07/19/19	111,000,000	110,859,030
	a,b	2.56%		07/23/19	22,000,000	21,965,851
	a,b	2.56%		07/26/19	75,000,000	74,867,708
	a,b	2.64%		08/20/19	30,000,000	29,891,250
	a,b	2.50%		08/26/19	75,000,000	74,710,667
	a,b	2.65%		08/29/19	25,000,000	24,892,653
	a,b	2.63%		10/01/19	78,500,000	77,980,417
	a,b	2.59%		10/23/19	30,000,000	29,756,800
	a,b	2.34%		12/03/19	13,000,000	12,870,704
Cancara Asset Securitisation, LLC	a,b	2.32%		09/25/19	50,000,000	49,724,083
CHARIOT FUNDING LLC	a,b	2.89%		07/08/19	99,000,000	98,945,137
	a,b	2.87%		07/15/19	86,000,000	85,905,352
	a,b	2.55%		08/08/19	40,000,000	39,893,178
	a,b	2.56%		08/12/19	485,000,000	483,562,783
	a,b	2.62%		09/05/19	5,000,000	4,976,258
	a,b	2.69%		09/05/19	50,000,000	49,757,083
	a,b	2.40%		09/18/19	88,000,000	87,540,396
CHARTA LLC	a,b	2.55%		07/01/19	95,000,000	95,000,000
	a,b	2.56%		07/02/19	75,100,000	75,094,701
	a,b	2.56%		07/30/19	100,000,000	99,795,389
	a,b	2.56%		08/01/19	50,000,000	49,890,639
	a,b	2.65%		08/14/19	25,000,000	24,919,944
	a,b	2.50%		08/26/19	47,000,000	46,818,684
	a,b	2.50%		08/27/19	25,000,000	24,901,833
	a,b	2.66%		08/29/19	25,000,000	24,892,653
	a,b	2.45%		09/04/19	75,000,000	74,670,937
	a,b	2.54%		11/13/19	48,000,000	47,548,200
	a,b	2.34%		12/03/19	18,000,000	17,820,975
	a,b	2.28%		12/16/19	24,100,000	23,846,950
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.83%		08/06/19	80,000,000	79,776,800
	a	2.81%		08/07/19	50,000,000	49,857,653
	a	2.62%		09/25/19	95,000,000	94,412,214
13
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a	2.60%		10/10/19	25,000,000	24,819,743
	a	2.31%		12/13/19	45,150,000	44,678,183
	a	2.31%		12/16/19	194,000,000	191,935,840
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	2.68%		08/29/19	25,000,000	24,891,833
CRC FUNDING LLC	a,b	2.56%		07/03/19	20,000,000	19,997,178
	a,b	2.57%		07/10/19	50,000,000	49,968,125
	a,b	2.57%		07/16/19	35,000,000	34,962,813
	a,b	2.57%		07/19/19	47,000,000	46,940,075
	a,b	2.56%		07/30/19	50,000,000	49,897,694
	a,b	2.65%		08/13/19	25,000,000	24,921,764
	a,b	2.65%		08/15/19	30,000,000	29,901,750
	a,b	2.52%		08/19/19	65,000,000	64,778,819
	a,b	2.49%		08/23/19	45,000,000	44,836,363
	a,b	2.64%		08/23/19	25,000,000	24,903,938
	a,b	2.65%		08/23/19	44,000,000	43,830,930
	a,b	2.65%		08/29/19	16,000,000	15,931,298
	a,b	2.65%		09/12/19	100,000,000	99,470,750
	a,b	2.63%		10/02/19	45,000,000	44,698,913
	a,b	2.28%		12/16/19	35,000,000	34,632,500
CROWN POINT CAPITAL COMPANY LLC	a,b	2.40%		07/01/19	10,000,000	10,000,000
	a,b	2.56%		08/19/19	494,000,000	494,000,000
	a,b	2.55%		09/11/19	46,000,000	46,000,000
	a,b	2.45%		09/16/19	203,000,000	203,000,000
	a,b	2.35%		09/30/19	348,000,000	348,000,000
GOTHAM FUNDING CORP	a,b	2.57%		07/23/19	55,000,000	54,914,292
	a,b	2.57%		08/01/19	96,800,000	96,587,444
	a,b	2.57%		08/02/19	130,000,000	129,705,333
KELLS FUNDING LLC	a,b	2.57%		07/23/19	75,000,000	74,909,687
	a,b	2.57%		07/26/19	199,000,000	198,689,892
	a,b	2.57%		08/01/19	100,000,000	99,801,667
	a,b	2.56%		08/07/19	95,000,000	94,785,511
	a,b	2.55%		08/09/19	125,000,000	124,683,750
	a,b	2.55%		08/12/19	148,000,000	147,615,159
	a,b	2.56%		08/13/19	25,000,000	24,932,972
	a,b	2.56%		08/20/19	50,000,000	49,841,250
	a,b	2.52%		08/29/19	73,000,000	72,716,111
	a,b	2.57%		08/30/19	100,000,000	99,596,250
	a,b	2.56%		09/06/19	164,000,000	163,259,449
	a,b	2.57%		09/09/19	100,000,000	99,539,583
	a,b	2.41%		09/10/19	100,000,000	99,560,000
	a,b	2.45%		09/10/19	97,000,000	96,567,865
	a,b	2.41%		09/18/19	200,000,000	199,017,444
	a,b	2.41%		09/26/19	148,000,000	147,174,653
	a,b	2.39%		09/27/19	9,000,000	8,949,638
	a,b	2.28%		12/17/19	156,000,000	154,401,000
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.40%		07/01/19	29,789,000	29,789,000
	a,b	2.59%		07/03/19	427,000,000	426,939,034
14
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LMA AMERICAS LLC	a,b	2.39%		07/01/19	219,000,000	219,000,000
	a,b	2.58%		08/12/19	45,000,000	44,865,600
	a,b	2.51%		09/04/19	130,000,000	129,415,542
	a,b	2.45%		09/16/19	10,000,000	9,948,025
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.30%		12/11/19	70,000,000	69,280,536
Matchpoint Finance PLC	a,b	2.57%		08/15/19	99,000,000	98,684,438
	a,b	2.39%		09/10/19	99,000,000	98,535,305
	a,b	2.55%		11/20/19	98,000,000	97,025,880
METLIFE SHORT TERM FUNDING LLC	a,b	2.57%		07/09/19	75,550,000	75,507,188
	a,b	2.55%		07/15/19	79,000,000	78,922,273
	a,b	2.56%		07/22/19	22,000,000	21,967,403
	a,b	2.78%		07/22/19	58,000,000	57,907,297
	a,b	2.63%		08/12/19	50,000,000	49,848,333
	a,b	2.70%		08/12/19	15,000,000	14,953,450
	a,b	2.53%		09/16/19	30,000,000	29,838,942
	a,b	2.61%		09/23/19	14,000,000	13,915,720
	a,b	2.60%		10/01/19	2,870,000	2,851,150
	a,b	2.60%		10/02/19	30,000,000	29,800,825
	a,b	2.60%		10/16/19	84,000,000	83,358,357
	a,b	2.58%		10/28/19	89,400,000	88,646,432
	a,b	2.30%		12/13/19	61,600,000	60,959,103
	a,b	2.20%		01/03/20	85,944,000	84,980,425
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.58%		07/01/19	50,000,000	50,000,000
	a,b	2.58%		07/05/19	21,000,000	20,994,027
	a,b	2.56%		07/17/19	24,000,000	23,972,800
	a,b	2.56%		07/22/19	48,000,000	47,928,880
	a,b	2.51%		08/01/19	100,000,000	99,784,722
	a,b	2.51%		08/05/19	45,000,000	44,890,625
	a,b	2.46%		09/04/19	249,000,000	247,903,017
OLD LINE FUNDING LLC	a,b	2.88%		07/09/19	50,000,000	49,968,444
	a,b	2.56%		08/01/19	100,000,000	99,781,278
	a,b	2.64%		08/20/19	32,000,000	31,884,000
	a,b	2.48%		08/27/19	43,425,000	43,255,860
	a,b	2.63%		09/16/19	49,000,000	48,728,554
	a,b	2.62%		09/18/19	100,000,000	99,431,639
	a,b	2.24%		10/21/19	17,000,000	16,882,587
	a,b	2.59%		10/24/19	80,000,000	79,345,778
	a,b	2.34%		12/05/19	80,000,000	79,194,067
PRICOA SHORT TERM FUNDING LLC	a,b	2.79%		07/08/19	46,600,000	46,575,082
	a,b	2.60%		09/30/19	45,000,000	44,707,663
	a,b	2.50%		12/05/19	50,000,000	49,461,403
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.59%		07/08/19	11,000,000	10,994,503
	a,b	2.59%		07/16/19	38,000,000	37,959,308
	a,b	2.59%		07/17/19	58,750,000	58,682,894
	a,b	2.59%		07/22/19	24,955,000	24,917,588
	a,b	2.57%		08/02/19	81,000,000	80,816,400
	a,b	2.54%		08/20/19	228,000,000	227,202,000
	a,b	2.54%		08/28/19	44,783,000	44,601,181
15
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	2.54%		08/29/19	109,000,000	108,549,830
	a,b	2.47%		09/04/19	24,900,000	24,789,852
	a,b	2.42%		09/16/19	27,000,000	26,861,400
	a,b	2.33%		09/20/19	239,000,000	237,752,420
	a,b	2.40%		09/20/19	75,000,000	74,598,375
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	2.49%		09/04/19	100,000,000	99,554,028
STARBIRD FUNDING CORP	a,b	2.58%		07/01/19	13,300,000	13,300,000
THUNDER BAY FUNDING LLC	a,b	2.83%		07/15/19	75,000,000	74,918,625
	a,b	2.26%		10/15/19	48,700,000	48,378,796
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.58%		07/01/19	28,150,000	28,150,000
	a,b	2.60%		07/01/19	61,500,000	61,500,000
	a,b	2.56%		07/26/19	47,000,000	46,917,097
	a,b	2.51%		07/31/19	6,000,000	5,987,500
	a,b	2.57%		07/31/19	41,000,000	40,912,875
	a,b	2.51%		08/01/19	26,000,000	25,944,028
	a,b	2.57%		08/05/19	44,000,000	43,890,917
	a,b	2.52%		08/14/19	100,000,000	99,694,444
VICTORY RECEIVABLES CORP	a,b	2.58%		07/02/19	91,000,000	90,993,529
	a,b	2.55%		07/19/19	100,000,000	99,873,000
	a,b	2.53%		10/01/19	20,250,000	20,120,108
						15,019,346,518
Financial Company Commercial Paper 5.2%
BANCO SANTANDER SA (NEW YORK BRANCH)		2.39%		09/06/19	60,004,000	59,738,216
CANADIAN IMPERIAL BANK OF COMMERCE	b	2.64%		08/23/19	165,000,000	164,368,417
CITIGROUP GLOBAL MARKETS INC	b	2.55%		07/23/19	94,000,000	93,854,666
	b	2.33%		11/25/19	95,000,000	94,107,792
CREDIT SUISSE AG (NEW YORK BRANCH)		2.67%		09/05/19	346,000,000	344,331,703
DBS BANK LTD	b	2.56%		07/03/19	90,000,000	89,987,300
	b	2.63%		10/02/19	23,500,000	23,342,765
	b	2.22%		12/20/19	100,000,000	98,948,889
DNB BANK ASA	b	2.63%		08/13/19	83,000,000	82,742,735
	b	2.48%		08/29/19	137,000,000	136,447,662
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.51%		08/16/19	153,000,000	152,513,205
HSBC USA INC	b	2.88%		07/09/19	130,000,000	129,917,956
	b	2.82%		07/18/19	33,500,000	33,455,943
	b	2.71%		08/09/19	75,000,000	74,783,063
	b	2.66%		09/04/19	50,000,000	49,763,472
	b	2.66%		09/05/19	56,600,000	56,328,131
	b	2.67%		09/06/19	127,000,000	126,378,370
	b	2.61%		11/01/19	28,000,000	27,753,658
	b	2.34%		12/06/19	20,000,000	19,796,794
JP MORGAN SECURITIES LLC		2.90%		07/09/19	88,500,000	88,443,753
16
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.43%		07/02/19	105,000,000	104,992,913
		2.49%		07/05/19	250,000,000	249,931,111
		2.43%		07/08/19	232,000,000	231,890,380
MACQUARIE BANK LTD	b	2.43%		09/03/19	100,000,000	99,569,778
	b	2.43%		09/04/19	100,000,000	99,563,056
	b	2.38%		09/09/19	36,300,000	36,132,718
	b	2.29%		09/27/19	258,000,000	256,562,080
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	2.60%		07/01/19	121,000,000	121,000,000
	b	2.59%		07/12/19	22,000,000	21,982,724
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	b	2.60%		08/09/19	95,000,000	94,734,475
NATIONAL AUSTRALIA BANK LIMITED	b	2.81%		07/09/19	214,000,000	213,868,033
NATIONWIDE BUILDING SOCIETY	b	2.35%		09/20/19	101,100,000	100,567,709
	b	2.33%		09/26/19	294,100,000	292,451,079
	b	2.36%		09/27/19	100,000,000	99,428,000
NRW BANK	b	2.55%		07/02/19	220,000,000	219,984,539
	b	2.56%		07/31/19	222,000,000	221,530,100
	b	2.29%		09/19/19	85,000,000	84,569,333
SANTANDER UK PLC		2.31%		10/01/19	118,000,000	117,306,422
SUMITOMO MITSUI BANKING CORPORATION	b	2.64%		08/19/19	54,600,000	54,406,034
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)	b	2.48%		09/16/19	49,150,000	48,891,389
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	2.62%		07/02/19	34,000,000	33,997,544
	b	2.40%		09/05/19	115,000,000	114,496,108
	b	2.57%		09/09/19	2,000,000	1,990,083
	b	2.35%		10/01/19	53,000,000	52,684,414
UBS AG (LONDON BRANCH)	b	2.37%		12/12/19	100,000,000	98,934,000
UNITED OVERSEAS BANK LTD	b	2.52%		08/15/19	50,000,000	49,843,750
	b	2.42%		09/04/19	100,000,000	99,564,861
	b	2.33%		09/30/19	47,000,000	46,724,371
						5,214,601,494
Certificates of Deposit 20.3%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (NEW YORK BRANCH)		2.60%		09/06/19	100,000,000	100,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		2.48%		09/03/19	200,000,000	200,000,000
		2.31%		09/23/19	140,000,000	140,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		2.61%		08/27/19	300,000,000	300,000,000
BANK OF THE WEST		2.56%		07/17/19	241,100,000	241,100,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.48%		07/03/19	102,000,000	102,000,000
		2.55%		07/12/19	397,000,000	397,000,000
BNP PARIBAS (NEW YORK BRANCH)		2.28%		12/09/19	112,000,000	112,000,000
		2.17%		12/23/19	171,000,000	171,000,000
BNP PARIBAS (SAN FRANCISCO BRANCH)		2.64%		09/11/19	65,000,000	65,000,000
17
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BRANCH BANKING AND TRUST COMPANY		2.39%		07/02/19	962,000,000	962,000,000
		2.40%		07/05/19	526,000,000	526,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		2.77%		07/11/19	200,000,000	200,000,000
CITIBANK NA (NEW YORK BRANCH)		2.62%		09/17/19	200,000,000	200,000,000
		2.57%		12/02/19	275,000,000	275,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.57%		07/08/19	100,000,000	100,000,000
		2.46%		08/30/19	210,000,000	210,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.60%		09/12/19	200,000,000	200,000,000
		2.31%		11/12/19	75,000,000	75,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		2.40%		09/18/19	285,000,000	285,000,000
		2.31%		10/01/19	323,000,000	323,004,101
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		08/27/19	187,000,000	187,000,000
		2.66%		09/03/19	6,000,000	6,000,000
		2.65%		09/25/19	460,500,000	460,500,000
		2.62%		10/09/19	142,000,000	142,000,000
		2.62%		10/11/19	95,000,000	95,000,000
HSBC BANK USA NA (NEW YORK BRANCH)		2.17%		12/24/19	47,000,000	47,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.44%		07/10/19	406,000,000	406,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.39%		07/01/19	315,000,000	315,000,000
		2.40%		07/03/19	290,000,000	290,000,000
		2.40%		07/08/19	166,000,000	165,999,839
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.57%		08/05/19	120,000,000	120,000,000
		2.55%		08/14/19	158,000,000	158,000,000
		2.53%		08/22/19	154,000,000	154,000,000
		2.46%		08/30/19	97,000,000	97,001,607
		2.53%		09/03/19	37,500,000	37,500,000
		2.50%		09/10/19	200,000,000	200,000,000
		2.50%		09/12/19	105,000,000	105,000,000
		2.50%		09/20/19	46,000,000	46,000,000
		2.31%		09/26/19	180,000,000	180,000,000
		2.31%		10/10/19	106,000,000	106,000,000
		2.59%		10/29/19	46,000,000	46,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.57%		07/17/19	436,000,000	436,000,000
		2.57%		07/23/19	55,000,000	55,000,000
		2.55%		07/29/19	71,000,000	71,000,000
		2.54%		08/15/19	144,500,000	144,500,000
		2.54%		08/20/19	75,000,000	75,000,000
		2.53%		08/22/19	217,000,000	217,000,000
		2.53%		08/26/19	309,000,000	309,000,000
		2.50%		09/03/19	120,000,000	120,000,000
		2.49%		09/12/19	92,000,000	92,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.58%		07/31/19	352,000,000	352,000,000
		2.55%		08/27/19	91,000,000	91,000,000
		2.48%		08/29/19	200,000,000	200,000,000
		2.48%		09/30/19	200,000,000	200,000,000
18
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.37%		10/23/19	119,000,000	119,000,000
		2.39%		10/23/19	153,000,000	153,000,000
		2.52%		10/23/19	195,000,000	195,000,000
		2.54%		10/31/19	104,000,000	104,000,000
		2.59%		10/31/19	320,000,000	320,000,000
		2.60%		10/31/19	137,000,000	137,000,000
MUFG UNION BANK NA		2.60%		10/25/19	71,000,000	71,000,000
		2.57%		11/05/19	233,000,000	233,000,000
		2.57%		11/06/19	200,000,000	200,000,000
		2.57%		11/08/19	236,000,000	236,000,000
		2.50%		12/02/19	25,000,000	25,000,000
		2.32%		12/09/19	197,000,000	197,000,000
		2.29%		12/17/19	18,000,000	18,000,000
		2.15%		12/26/19	10,500,000	10,500,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		2.57%		10/03/19	462,000,000	462,000,000
NORDEA BANK ABP (NEW YORK BRANCH)		2.63%		08/14/19	210,000,000	210,000,000
		2.59%		08/19/19	101,500,000	101,500,000
		2.61%		08/26/19	217,000,000	217,000,000
		2.61%		09/05/19	161,000,000	161,000,000
		2.51%		11/27/19	23,500,000	23,500,000
		2.33%		12/06/19	208,500,000	208,500,000
		2.28%		12/12/19	7,000,000	7,000,000
NORINCHUKIN BANK (NEW YORK BRANCH)		2.42%		07/01/19	203,000,000	203,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.56%		07/01/19	26,000,000	26,000,000
		2.53%		09/06/19	89,000,000	89,000,000
		2.27%		12/12/19	83,000,000	83,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.63%		08/14/19	150,000,000	150,000,000
		2.54%		08/15/19	206,000,000	206,000,000
		2.61%		09/05/19	102,000,000	102,000,000
		2.50%		09/11/19	130,000,000	130,000,000
		2.57%		11/01/19	98,900,000	98,912,632
		2.32%		12/09/19	25,000,000	25,000,000
		2.30%		12/12/19	6,000,000	6,000,000
		2.14%		12/27/19	203,000,000	203,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.83%		07/11/19	156,000,000	156,000,000
		2.78%		07/22/19	150,000,000	150,000,000
		2.63%		09/09/19	24,000,000	24,000,000
		2.63%		09/18/19	59,000,000	59,000,000
		2.59%		10/31/19	104,000,000	104,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.57%		07/02/19	83,000,000	83,000,000
		2.60%		07/03/19	23,000,000	23,000,000
		2.56%		07/24/19	151,000,000	151,000,000
		2.55%		08/02/19	59,500,000	59,500,000
		2.56%		08/06/19	150,000,000	150,000,000
		2.55%		08/13/19	350,000,000	350,000,000
		2.54%		08/20/19	130,000,000	130,000,000
		2.48%		08/27/19	67,000,000	67,000,000
19
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.50%		09/03/19	125,000,000	125,000,000
		2.49%		09/04/19	200,000,000	200,000,000
		2.31%		09/26/19	5,000,000	5,000,000
		2.37%		09/30/19	100,000,000	100,000,000
		2.32%		10/01/19	100,000,000	100,000,000
		2.32%		10/02/19	100,000,000	100,000,000
		2.32%		10/03/19	84,000,000	84,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.11%		01/02/20	199,000,000	199,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.56%		07/01/19	110,000,000	110,000,000
		2.78%		07/15/19	196,000,000	196,000,000
		2.50%		08/27/19	26,800,000	26,800,000
		2.54%		09/06/19	71,500,000	71,500,000
		2.61%		09/09/19	473,000,000	473,000,000
		2.62%		09/23/19	83,000,000	83,000,000
		2.60%		10/15/19	527,000,000	527,000,000
		2.39%		11/06/19	156,000,000	156,000,000
		2.88%		01/16/20	80,000,000	80,109,994
		2.17%		06/19/20	137,400,000	137,400,000
US BANK NATIONAL ASSOCIATION		2.17%		12/02/19	178,000,000	178,000,000
WELLS FARGO BANK NA		2.69%		11/13/19	175,000,000	175,000,000
						20,274,828,173
Non-Financial Company Commercial Paper 2.0%
BASF SE	b	2.44%		07/08/19	100,000,000	99,952,750
COCA-COLA CO	b	2.78%		07/24/19	75,000,000	74,868,708
	b	2.79%		07/24/19	55,000,000	54,903,368
	b	2.56%		08/07/19	52,500,000	52,362,946
	b	2.59%		09/09/19	73,000,000	72,636,622
	b	2.24%		11/20/19	20,000,000	19,824,867
	b	2.24%		11/21/19	50,000,000	49,559,083
EQUINOR ASA	b	2.46%		09/03/19	50,000,000	49,783,111
	b	2.47%		09/03/19	50,000,000	49,782,222
EXXON MOBIL CORP		2.29%		09/13/19	160,000,000	159,250,134
		2.29%		09/17/19	135,800,000	135,129,148
TOTAL CAPITAL CANADA LTD	a,b	2.39%		07/02/19	671,000,000	670,955,453
TOYOTA FINANCE AUSTRALIA LTD		2.52%		08/15/19	130,000,000	129,593,750
TOYOTA MOTOR CREDIT CORP		2.32%		12/03/19	295,000,000	292,091,382
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.		2.69%		09/13/19	49,000,000	48,733,086
						1,959,426,630
Non-Negotiable Time Deposits 10.0%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.41%		07/02/19	470,000,000	470,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.45%		07/02/19	448,000,000	448,000,000
		2.45%		07/03/19	2,424,000,000	2,424,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.35%		07/01/19	1,724,000,000	1,724,000,000
20
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DBS BANK LTD (SINGAPORE BRANCH)		2.50%		07/03/19	285,000,000	285,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.35%		07/01/19	1,031,000,000	1,031,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.40%		07/01/19	467,000,000	467,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.35%		07/01/19	475,000,000	475,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.45%		07/03/19	262,000,000	262,000,000
NRW BANK (DUSSELDORF BRANCH)		2.42%		07/02/19	957,000,000	957,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.45%		07/03/19	157,000,000	157,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.35%		07/01/19	807,000,000	807,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.45%		07/03/19	424,000,000	424,000,000
						9,931,000,000
Other Instruments 0.9%
BANK OF AMERICA NA		2.54%		10/09/19	200,000,000	200,000,000
		2.56%		11/04/19	283,000,000	283,000,000
		2.57%		11/04/19	100,000,000	100,000,000
		2.55%		11/15/19	90,000,000	90,000,000
		2.30%		01/07/20	237,000,000	237,000,000
						910,000,000
Total Fixed-Rate Obligations
(Cost $53,309,202,815)						53,309,202,815

Variable-Rate Obligations 24.5% of net assets
Asset-Backed Commercial Paper 1.5%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.20%)	a,b	2.64%		07/01/19	40,000,000	40,000,000
(1 mo. USD-LIBOR + 0.34%)	a,b	2.75%	07/15/19	08/13/19	55,000,000	55,000,000
(3 mo. USD-LIBOR + 0.03%)	a,b	2.61%	08/06/19	11/04/19	45,000,000	45,000,000
(3 mo. USD-LIBOR + 0.00%)	a,b	2.56%	08/08/19	11/08/19	125,000,000	125,000,000
(1 mo. USD-LIBOR + 0.14%)	a,b	2.55%	07/15/19	02/13/20	140,000,000	140,000,000
CHARIOT FUNDING LLC
(3 mo. USD-LIBOR + 0.05%)	a,b	2.63%	07/25/19	10/25/19	99,500,000	99,500,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.13%)	a	2.73%		07/03/19	50,000,000	50,000,000
(3 mo. USD-LIBOR + 0.02%)	a	2.54%		09/03/19	140,000,000	140,000,000
(3 mo. USD-LIBOR + 0.03%)	a	2.47%		09/12/19	45,000,000	45,000,000
(1 mo. USD-LIBOR + 0.12%)	a	2.54%	07/08/19	11/07/19	100,000,000	100,000,000
(3 mo. USD-LIBOR + 0.02%)	a	2.41%	09/20/19	12/20/19	161,000,000	161,000,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.13%)	a,b	2.73%		07/03/19	186,500,000	186,500,000
(3 mo. USD-LIBOR + 0.10%)	a,b	2.70%		07/15/19	164,000,000	164,000,000
(3 mo. USD-LIBOR + 0.03%)	a,b	2.57%		08/12/19	113,500,000	113,500,000
(1 mo. USD-LIBOR + 0.21%)	a,b	2.62%	07/12/19	08/12/19	61,000,000	61,008,132
						1,525,508,132
21
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 3.5%
COMMONWEALTH BANK OF AUSTRALIA
(1 mo. USD-LIBOR + 0.12%)	b	2.54%	07/08/19	08/07/19	77,000,000	77,000,834
(1 mo. USD-LIBOR + 0.10%)	b	2.51%	07/15/19	08/13/19	28,100,000	28,100,000
HSBC USA INC
(3 mo. USD-LIBOR + 0.06%)	b	2.65%		07/17/19	43,000,000	43,000,000
(3 mo. USD-LIBOR + 0.02%)	b	2.60%		07/25/19	50,000,000	50,000,000
(1 mo. USD-LIBOR + 0.12%)	b	2.50%	07/18/19	11/18/19	57,000,000	57,000,000
(1 mo. USD-LIBOR + 0.12%)	b	2.50%	07/22/19	11/21/19	57,000,000	57,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a,b	2.56%	07/01/19	10/01/19	192,000,000	192,000,000
(1 mo. USD-LIBOR + 0.11%)	a,b	2.55%	07/03/19	10/03/19	190,000,000	190,000,000
(1 mo. USD-LIBOR + 0.10%)	a	2.51%	07/08/19	11/08/19	280,000,000	280,000,000
JP MORGAN SECURITIES LLC
(3 mo. USD-LIBOR + 0.00%)		2.57%		08/05/19	150,000,000	150,000,000
(1 mo. USD-LIBOR + 0.15%)	b	2.57%	07/08/19	08/06/19	165,000,000	165,000,000
(1 mo. USD-LIBOR + 0.14%)	b	2.55%	07/10/19	02/10/20	205,000,000	205,000,000
NATIONAL BANK OF CANADA
(1 mo. USD-LIBOR + 0.10%)	b	2.54%	07/03/19	10/03/19	200,000,000	200,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.00%)	b	2.52%	08/19/19	11/19/19	199,000,000	199,000,000
(3 mo. USD-LIBOR + 0.03%)	b	2.50%	09/06/19	12/06/19	47,000,000	47,004,842
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	2.53%	09/03/19	12/02/19	324,000,000	324,000,000
(1 mo. USD-LIBOR + 0.14%)	b	2.54%	07/24/19	01/24/20	88,900,000	88,900,000
(3 mo. USD-LIBOR + 0.05%)	b	2.63%	07/29/19	01/27/20	126,000,000	126,018,154
(3 mo. USD-LIBOR + 0.05%)	b	2.57%	08/27/19	02/26/20	494,000,000	494,000,000
TORONTO-DOMINION BANK/THE
(1 mo. USD-LIBOR + 0.34%)	b	2.74%	07/23/19	08/23/19	56,000,000	56,000,000
(3 mo. USD-LIBOR + 0.18%)	b	2.52%		09/24/19	153,000,000	153,000,000
(1 mo. USD-LIBOR + 0.11%)	b	2.52%	07/11/19	10/11/19	94,000,000	94,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	2.56%	07/15/19	11/13/19	170,000,000	170,000,000
						3,446,023,830
Certificates of Deposit 17.4%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.68%		07/02/19	146,500,000	146,500,000
(1 mo. USD-LIBOR + 0.13%)		2.57%	07/03/19	09/03/19	58,000,000	58,000,000
(3 mo. USD-LIBOR + 0.16%)		2.60%		09/12/19	274,000,000	274,000,000
(3 mo. USD-LIBOR + 0.08%)		2.68%	07/16/19	10/16/19	133,500,000	133,500,000
(3 mo. USD-LIBOR + 0.02%)		2.54%	08/27/19	11/27/19	74,000,000	74,000,000
(3 mo. USD-LIBOR + 0.02%)		2.62%	07/02/19	01/02/20	230,000,000	230,000,000
(3 mo. USD-LIBOR + 0.02%)		2.63%	07/02/19	01/02/20	105,000,000	105,000,000
(3 mo. USD-LIBOR + 0.02%)		2.62%	07/08/19	01/06/20	72,000,000	72,000,000
(3 mo. USD-LIBOR + 0.02%)		2.41%	09/20/19	03/20/20	285,000,000	285,000,000
22
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BNP PARIBAS (SAN FRANCISCO BRANCH)
(3 mo. USD-LIBOR + 0.09%)		2.69%		07/05/19	154,000,000	154,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.70%		07/25/19	175,000,000	175,000,000
(1 mo. USD-LIBOR + 0.36%)		2.76%	07/30/19	09/30/19	80,000,000	80,000,000
(1 mo. USD-LIBOR + 0.15%)		2.59%	07/01/19	11/01/19	125,000,000	125,000,000
(1 mo. USD-LIBOR + 0.12%)		2.52%	07/26/19	11/26/19	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.13%)		2.55%	07/08/19	02/07/20	85,000,000	85,000,000
(SOFR + 0.16%)		2.58%	07/01/19	03/13/20	370,000,000	370,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.51%	07/12/19	08/12/19	229,000,000	229,000,000
(3 mo. USD-LIBOR + 0.00%)		2.52%	08/27/19	11/26/19	200,000,000	200,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.74%		07/03/19	255,000,000	255,000,000
(1 mo. USD-LIBOR + 0.11%)		2.50%	07/15/19	08/15/19	200,000,000	200,000,000
(1 mo. USD-LIBOR + 0.10%)		2.54%	07/01/19	11/01/19	170,000,000	170,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		2.66%		07/03/19	347,600,000	347,600,000
(1 mo. USD-LIBOR + 0.30%)		2.70%		07/30/19	118,500,000	118,515,087
(1 mo. USD-LIBOR + 0.09%)		2.52%	07/05/19	09/05/19	100,000,000	100,000,000
(3 mo. USD-LIBOR + 0.00%)		2.54%	08/13/19	11/13/19	90,000,000	90,000,000
(1 mo. USD-LIBOR + 0.09%)		2.47%	07/18/19	11/18/19	325,000,000	325,000,000
(1 mo. USD-LIBOR + 0.12%)		2.54%	07/08/19	12/06/19	175,000,000	175,000,000
(1 mo. USD-LIBOR + 0.12%)		2.51%	07/17/19	02/18/20	128,000,000	128,000,000
DNB BANK ASA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.61%		07/10/19	314,000,000	314,000,000
DNB BANK ASA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.51%	07/09/19	09/09/19	361,000,000	361,000,000
(1 mo. USD-LIBOR + 0.10%)		2.52%	07/08/19	11/06/19	58,000,000	58,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.57%		08/05/19	200,000,000	200,000,000
(3 mo. USD-LIBOR + 0.00%)		2.57%		08/06/19	74,000,000	74,000,000
(3 mo. USD-LIBOR + 0.00%)		2.50%		09/04/19	98,800,000	98,800,000
(1 mo. USD-LIBOR + 0.11%)		2.55%	07/01/19	10/01/19	160,000,000	160,000,000
(3 mo. USD-LIBOR + 0.01%)		2.61%	07/03/19	10/03/19	95,000,000	95,000,000
(3 mo. USD-LIBOR + 0.01%)		2.59%	07/25/19	10/25/19	66,000,000	66,000,000
MUFG BANK LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.12%)		2.71%	07/22/19	10/22/19	160,000,000	160,000,000
(3 mo. USD-LIBOR + 0.00%)		2.58%	07/29/19	10/29/19	80,000,000	80,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.60%	07/29/19	10/28/19	95,000,000	95,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.50%	07/24/19	10/24/19	49,000,000	49,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.57%	08/07/19	11/07/19	194,000,000	194,000,000
(1 mo. USD-LIBOR + 0.13%)		2.54%	07/12/19	11/12/19	415,000,000	415,000,000
23
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR + 0.12%)		2.54%	07/08/19	12/06/19	111,000,000	111,000,000
(3 mo. USD-LIBOR + 0.04%)		2.49%	09/13/19	12/13/19	125,000,000	125,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.13%)		2.54%		09/17/19	250,000,000	250,000,000
(1 mo. USD-LIBOR + 0.11%)		2.49%	07/22/19	02/20/20	377,000,000	377,000,000
(1 mo. USD-LIBOR + 0.11%)		2.51%	07/29/19	02/28/20	328,000,000	328,000,000
(1 mo. USD-LIBOR + 0.12%)		2.56%	07/03/19	03/03/20	180,000,000	180,000,000
(3 mo. USD-LIBOR + 0.06%)		2.66%	07/17/19	04/17/20	387,200,000	387,200,000
(1 mo. USD-LIBOR + 0.16%)		2.55%	07/15/19	05/15/20	76,000,000	76,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		2.66%		07/03/19	188,000,000	188,000,000
(1 mo. USD-LIBOR + 0.10%)		2.50%	07/29/19	11/27/19	71,000,000	71,000,000
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.10%)		2.52%	07/08/19	10/07/19	680,000,000	680,000,000
(1 mo. USD-LIBOR + 0.09%)		2.48%	07/15/19	11/15/19	248,000,000	248,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.12%)		2.71%		07/01/19	532,000,000	532,000,000
(1 mo. USD-LIBOR + 0.30%)		2.71%		07/08/19	55,000,000	55,000,000
(1 mo. USD-LIBOR + 0.17%)		2.59%	07/08/19	08/07/19	150,000,000	150,000,000
(1 mo. USD-LIBOR + 0.13%)		2.57%	07/01/19	10/01/19	107,000,000	107,000,000
(1 mo. USD-LIBOR + 0.13%)		2.52%	07/17/19	10/17/19	75,000,000	75,000,000
(1 mo. USD-LIBOR + 0.12%)		2.52%	07/24/19	10/24/19	194,000,000	194,000,000
(1 mo. USD-LIBOR + 0.12%)		2.55%	07/05/19	11/05/19	200,000,000	200,000,000
(1 mo. USD-LIBOR + 0.12%)		2.50%	07/22/19	11/20/19	31,000,000	31,000,000
(1 mo. USD-LIBOR + 0.11%)		2.51%	07/25/19	11/25/19	245,000,000	245,000,000
(3 mo. USD-LIBOR + 0.00%)		2.34%	10/02/19	01/02/20	331,000,000	331,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.15%)		2.75%	07/02/19	10/02/19	452,500,000	452,500,000
(3 mo. USD-LIBOR + 0.08%)		2.68%	07/15/19	10/15/19	23,500,000	23,500,000
(3 mo. USD-LIBOR + 0.00%)		2.52%	08/19/19	11/19/19	77,000,000	77,000,000
(3 mo. USD-LIBOR + 0.02%)		2.62%	07/02/19	01/02/20	86,800,000	86,800,000
(1 mo. USD-LIBOR + 0.12%)		2.50%	07/18/19	02/18/20	150,000,000	150,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.70%		07/22/19	503,000,000	503,000,000
(3 mo. USD-LIBOR + 0.17%)		2.69%		09/03/19	285,000,000	285,000,000
(3 mo. USD-LIBOR + 0.03%)		2.37%	09/24/19	03/24/20	122,000,000	122,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.21%)		2.60%		07/15/19	220,000,000	220,000,000
(1 mo. USD-LIBOR + 0.23%)		2.62%		07/16/19	287,000,000	287,000,000
(3 mo. USD-LIBOR + 0.19%)		2.79%	07/15/19	08/13/19	85,000,000	85,000,000
(3 mo. USD-LIBOR + 0.18%)		2.78%	07/02/19	10/02/19	750,000,000	750,000,000
(3 mo. USD-LIBOR + 0.02%)		2.56%	08/12/19	11/12/19	290,000,000	290,000,000
(3 mo. USD-LIBOR + 0.03%)		2.48%	09/09/19	12/09/19	430,000,000	430,000,000
(3 mo. USD-LIBOR + 0.04%)		2.44%	09/18/19	12/18/19	298,000,000	298,000,000
(3 mo. USD-LIBOR + 0.03%)		2.63%	07/02/19	01/02/20	270,000,000	270,000,000
(3 mo. USD-LIBOR + 0.03%)		2.61%	07/24/19	01/24/20	60,100,000	60,100,000
(3 mo. USD-LIBOR + 0.03%)		2.61%	08/05/19	02/04/20	180,300,000	180,300,000
(3 mo. USD-LIBOR + 0.03%)		2.38%	09/25/19	03/25/20	336,000,000	336,000,000
24
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.18%)		2.70%	08/27/19	11/25/19	237,000,000	237,205,210
						17,309,520,297
Non-Financial Company Commercial Paper 0.9%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.05%)		2.52%	09/06/19	11/14/19	48,100,000	48,100,000
(3 mo. USD-LIBOR + 0.05%)		2.52%	09/06/19	11/22/19	79,000,000	79,000,000
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.03%)		2.57%	08/12/19	11/08/19	184,000,000	184,000,000
TOYOTA MOTOR CREDIT CORP
(3 mo. USD-LIBOR + 0.12%)		2.72%	07/02/19	09/27/19	150,000,000	150,000,000
(1 mo. USD-LIBOR + 0.15%)		2.55%	07/24/19	02/11/20	183,500,000	183,500,000
(1 mo. USD-LIBOR + 0.15%)		2.53%	07/22/19	02/14/20	195,000,000	195,000,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.05%)		2.57%	08/27/19	11/22/19	85,000,000	85,000,000
						924,600,000
Variable Rate Demand Notes 0.5%
ABAG FINANCE AUTH
TAXABLE RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001B (LOC: WELLS FARGO BANK NA)	c	2.55%		07/05/19	17,550,000	17,550,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	2.40%		07/05/19	25,000,000	25,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	2.50%		07/05/19	2,410,000	2,410,000
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	2.40%		07/05/19	8,000,000	8,000,000
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)	c	2.41%		07/05/19	3,355,000	3,355,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.40%		07/05/19	1,510,000	1,510,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.39%		07/05/19	48,000,000	48,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.40%		07/05/19	86,910,000	86,910,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.41%		07/05/19	92,000,000	92,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.40%		07/05/19	129,520,000	129,520,000
25
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	2.38%		07/05/19	19,000,000	19,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.50%		07/05/19	3,885,000	3,885,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	2.55%		07/05/19	21,375,000	21,375,000
						458,515,000
Other Instruments 0.7%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.13%)		2.55%	07/08/19	10/07/19	200,000,000	200,000,000
(1 mo. USD-LIBOR + 0.15%)		2.58%	07/05/19	11/04/19	240,000,000	240,000,000
(3 mo. USD-LIBOR + 0.02%)		2.57%	08/12/19	02/10/20	266,000,000	266,000,000
						706,000,000
Total Variable-Rate Obligations
(Cost $24,370,167,259)						24,370,167,259
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.7% of net assets
U.S. Government Agency Repurchase Agreements* 14.7%
BARCLAYS BANK PLC
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Government Agency Securities valued at $944,972,810, 3.50% - 4.00%, due 10/20/48 - 05/20/49)		2.52%		07/02/19	917,449,330	917,000,000
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Government Agency Securities valued at $978,983,271, 3.00% - 4.50%, due 05/20/45 - 06/20/49)		2.54%		07/03/19	950,469,194	950,000,000
BMO CAPITAL MARKETS CORP
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $142,169,613, 1.90% - 7.50%, due 10/01/19 - 05/20/69)		2.50%		07/01/19	138,028,750	138,000,000
BNP PARIBAS SA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,015,914,650, 0.00% - 8.75%, due 07/18/19 - 06/01/51)		2.50%		07/01/19	991,206,458	991,000,000
BOFA SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $901,250,000, 3.50% - 4.00%, due 10/01/47 - 06/01/49)		2.50%		07/01/19	875,182,292	875,000,000
26
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
GOLDMAN SACHS & CO LLC
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $978,180,000, 2.50% - 7.50%, due 08/01/24 - 06/01/49)		2.50%		07/01/19	959,466,181	959,000,000
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Government Agency Securities valued at $366,581,735, 2.00% - 8.50%, due 08/25/19 - 08/15/60)		2.51%		07/02/19	359,175,212	359,000,000
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $360,500,000, 2.50% - 6.50%, due 06/01/26 - 06/01/49)		2.55%		07/01/19	350,074,375	350,000,000
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Government Agency Securities valued at $515,075,819, 2.50% - 6.00%, due 02/01/25 - 06/01/49)		2.65%		07/03/19	500,257,639	500,000,000
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Government Agency Securities valued at $115,376,984, 2.50% - 6.50%, due 08/01/25 - 05/20/49)		2.65%		07/03/19	112,057,711	112,000,000
MIZUHO SECURITIES USA LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $145,230,001, 3.01% - 6.00%, due 04/01/27 - 06/20/49)		2.52%		07/01/19	141,029,610	141,000,000
RBC DOMINION SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $674,575,668, 0.00% - 4.50%, due 07/18/19 - 10/20/48)		2.50%		07/01/19	655,136,458	655,000,000
Issued 05/23/19, repurchase date 07/23/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $464,965,766, 2.13% - 4.50%, due 02/28/21 - 10/01/48)		2.40%		07/05/19	455,301,467	454,000,000
Issued 05/22/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $389,942,073, 1.38% - 4.00%, due 04/30/20 - 08/01/44)		2.40%		07/05/19	382,117,600	381,000,000
ROYAL BANK OF CANADA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $808,717,774, 2.78% - 5.00%, due 01/01/26 - 02/01/57)		2.49%		07/01/19	785,162,888	785,000,000
Issued 06/19/19, repurchase date 07/12/19 (Collateralized by U.S. Government Agency Securities valued at $242,419,597, 2.50% - 6.50%, due 07/15/28 - 04/01/49)		2.39%		07/05/19	235,249,622	235,000,000
Issued 06/17/19, repurchase date 07/12/19 (Collateralized by U.S. Government Agency Securities valued at $407,525,258, 2.17% - 7.50%, due 08/01/22 - 10/25/58)		2.39%		07/05/19	395,472,025	395,000,000
27
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/13/19, repurchase date 07/15/19 (Collateralized by U.S. Government Agency Securities valued at $1,915,758,251, 2.50% - 6.96%, due 06/25/21 - 05/20/69)		2.40%		07/05/19	1,858,722,133	1,856,000,000
Issued 06/06/19, repurchase date 08/01/19 (Collateralized by U.S. Government Agency Securities valued at $796,060,907, 2.21% - 7.00%, due 04/01/21 - 07/20/67)		2.40%		07/05/19	771,488,667	770,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $2,901,169,118, 2.50% - 5.50%, due 05/01/28 - 07/01/49)		2.52%		07/01/19	2,789,585,690	2,789,000,000
						14,612,000,000
U.S. Treasury Repurchase Agreements 3.0%
BANK OF NOVA SCOTIA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $65,293,393, 1.13% - 2.00%, due 11/30/20 - 02/28/21)		2.45%		07/01/19	64,013,067	64,000,000
BARCLAYS BANK PLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $543,198,009, 1.50% - 3.00%, due 05/15/20 - 02/15/49)		2.40%		07/01/19	532,547,038	532,440,550
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $556,015,881, 1.13% - 3.00%, due 02/28/21 - 02/15/49)		2.50%		07/01/19	545,113,542	545,000,000
BNP PARIBAS SA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $472,357,672, 0.50% - 2.88%, due 04/30/21 - 02/15/42)		2.48%		07/01/19	463,095,687	463,000,000
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $510,000,032, 1.63% - 5.38%, due 12/31/19 - 02/15/49)		2.53%		07/01/19	500,105,417	500,000,000
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $510,000,028, 1.38% - 5.25%, due 06/30/20 - 02/15/44)		2.53%		07/01/19	500,105,417	500,000,000
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $153,000,058, 1.50% - 3.63%, due 07/31/20 - 05/15/45)		2.53%		07/01/19	150,031,625	150,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $194,860,613, 2.38%, due 04/30/26)		2.50%		07/01/19	191,039,792	191,000,000
						2,945,440,550
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 4.0%
BNP PARIBAS SA
Issued 06/27/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $867,550,389, 1.75% - 12.90%, due 09/29/19 - 10/25/69)		2.50%		07/03/19	759,316,250	759,000,000
Issued 06/27/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $326,737,172, 0.00% - 27.94%, due 10/15/19 - 01/28/70)		2.52%		07/03/19	284,119,280	284,000,000
Issued 06/26/19, repurchase date 09/24/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $276,522,766, 2.09% - 7.65%, due 04/11/22 - 10/25/69)		2.50%		08/02/19	239,614,097	239,000,000
Issued 06/05/19, repurchase date 09/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $187,316,711, 3.85% - 8.75%, due 01/15/21 - 01/28/70)		2.68%		08/02/19	162,498,616	161,800,000
BOFA SECURITIES INC
Issued 06/13/19, repurchase date 09/12/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $460,000,001, 0.00% - 7.50%, due 10/25/28 - 01/27/47)		2.74%		08/02/19	401,522,222	400,000,000
JP MORGAN SECURITIES LLC
Issued 03/27/19, repurchase date 09/23/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $333,766,800, 0.00% - 10.70%, due 07/25/24 - 06/25/58)		3.00%		09/23/19	292,320,000	288,000,000
Issued 05/30/19, repurchase date 11/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $574,024,051, 0.00% - 11.64%, due 06/15/20 - 06/25/58)		2.87%		09/26/19	502,724,498	498,000,000
RBC CAPITAL MARKETS LLC
Issued 06/21/19, repurchase date 09/19/19 (Collateralized by U.S. Government Agency Securities and common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $263,971,733, 0.00% - 9.77%, due 07/01/19 - 08/20/65)		2.50%		08/02/19	250,729,167	250,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $150,180,819, 1.88% - 9.75%, due 07/01/19 - 12/31/99)		2.46%		07/01/19	143,029,315	143,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $99,798,878, 3.38% - 7.50%, due 10/15/20 - 04/01/54)		2.52%		07/01/19	95,046,550	95,000,000
Issued 04/22/19, repurchase date 07/22/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $345,411,424, 0.00% - 8.15%, due 07/05/19 - 04/25/56)		3.13%		07/22/19	300,357,759	298,000,000
Issued 04/23/19, repurchase date 10/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $180,842,300, 5.40% - 14.15%, due 10/25/23 - 04/26/49)		2.83%		10/01/19	156,961,740	155,000,000
Issued 04/23/19, repurchase date 10/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $181,025,501, 3.19% - 7.31%, due 07/17/23 - 04/25/56)		3.03%		10/01/19	157,100,379	155,000,000
Issued 04/22/19, repurchase date 10/21/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $344,446,745, 0.00% - 10.14%, due 03/16/20 - 02/26/57)		3.03%		10/01/19	299,022,325	295,000,000
						4,020,800,000
Total Repurchase Agreements
(Cost $21,578,240,550)						21,578,240,550
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $23,791,994,173 or 23.9% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$77,679,370,074
Repurchase agreements, at cost and value (Note 2a)		21,578,240,550
Receivables:
Fund shares sold		563,234,208
Interest		184,648,617
Prepaid expenses	+	1,854,227
Total assets		100,007,347,676
Liabilities
Payables:
Investment adviser and administrator fees		13,584,508
Shareholder service fees		1,265,610
Fund shares redeemed		355,152,569
Distributions to shareholders		79,442,054
Accrued expenses	+	1,445,275
Total liabilities		450,890,016
Net Assets
Total assets		100,007,347,676
Total liabilities	–	450,890,016
Net assets		$99,556,457,660
Net Assets by Source
Capital received from investors		99,556,482,994
Total distributable loss		(25,334)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$61,867,614,073		61,866,407,228		$1.00
Ultra Shares	$37,688,843,587		37,688,073,613		$1.00

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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$1,168,391,892
Expenses
Investment adviser and administrator fees		119,377,944
Shareholder service fees:
Investor Shares		41,139,874
Registration fees		1,404,730
Portfolio accounting fees		553,994
Custodian fees		539,306
Transfer agent fees		294,306
Shareholder reports		165,943
Independent trustees’ fees		129,620
Professional fees		105,699
Other expenses	+	289,488
Total expenses		164,000,904
Expense reduction by CSIM and its affiliates	–	38,242,943
Net expenses	–	125,757,961
Net investment income		1,042,633,931
Realized Gains (Losses)
Net realized gains on investments		138,973
Increase in net assets resulting from operations		$1,042,772,904
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$1,042,633,931	$922,141,124
Net realized gains (losses)	+	138,973	(164,307)
Increase in net assets from operations		1,042,772,904	921,976,817
Distributions to Shareholders
Investor Shares		(626,224,324)	(522,049,352)
Ultra Shares	+	(416,409,607)	(400,091,772)
Total distributions		($1,042,633,931)	($922,141,124)
Transactions in Fund Shares*
Shares Sold
Investor Shares		42,972,775,519	59,292,555,438
Ultra Shares	+	27,910,373,715	40,153,320,932
Total shares sold		70,883,149,234	99,445,876,370
Shares Reinvested
Investor Shares		461,746,276	425,137,746
Ultra Shares	+	312,481,622	327,411,432
Total shares reinvested		774,227,898	752,549,178
Shares Redeemed
Investor Shares		(29,287,995,363)	(26,952,054,314)
Ultra Shares	+	(20,088,418,126)	(23,538,075,824)
Total shares redeemed		(49,376,413,489)	(50,490,130,138)
Net transactions in fund shares		22,280,963,643	49,708,295,410
Net Assets
Beginning of period		77,275,355,044	27,567,223,941
Total increase	+	22,281,102,616	49,708,131,103
End of period		$99,556,457,660	$77,275,355,044
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.02 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	—	—
Total distributions	(0.01)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.13% [3]	1.76%	0.77%	0.23%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.35%	0.43% [5]	0.46% [6]	0.27% [6]	0.21% [6]
Gross operating expenses	0.61% [4]	0.62%	0.66%	0.63%	0.61%	0.61%
Net investment income (loss)	2.26% [4]	1.75%	0.77%	0.18%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$200	$189	$199	$252	$700	$741

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 54.6% of net assets
Asset-Backed Commercial Paper 19.4%
ALPINE SECURITIZATION LLC	a,b	2.58%		08/14/19	1,000,000	1,000,000
	a,b	2.32%		09/30/19	2,000,000	1,988,322
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.59%		07/11/19	1,000,000	999,286
	a,b	2.53%		08/27/19	500,000	498,013
BARTON CAPITAL SA	a,b	2.58%		08/13/19	1,000,000	996,942
BEDFORD ROW FUNDING CORP	a,b	2.28%		12/06/19	2,000,000	1,980,250
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.53%		08/15/19	1,000,000	996,862
CAFCO LLC	a,b	2.56%		07/26/19	1,000,000	998,236
CHARIOT FUNDING LLC	a,b	2.89%		07/08/19	1,000,000	999,446
	a,b	2.87%		07/15/19	1,000,000	998,899
	a,b	2.62%		09/05/19	3,000,000	2,985,755
CHARTA LLC	a,b	2.56%		07/02/19	1,900,000	1,899,866
CRC FUNDING LLC	a,b	2.57%		07/19/19	1,000,000	998,725
	a,b	2.49%		08/23/19	1,000,000	996,364
CROWN POINT CAPITAL COMPANY LLC	a,b	2.56%		08/19/19	500,000	500,000
KELLS FUNDING LLC	a,b	2.55%		08/12/19	800,000	797,920
	a,b	2.57%		09/09/19	1,200,000	1,194,475
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.59%		07/03/19	1,000,000	999,857
LMA AMERICAS LLC	a,b	2.39%		07/01/19	1,000,000	1,000,000
	a,b	2.51%		09/04/19	1,000,000	995,504
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.30%		12/11/19	1,000,000	989,722
METLIFE SHORT TERM FUNDING LLC	a,b	2.55%		07/15/19	1,000,000	999,016
	a,b	2.60%		10/16/19	2,000,000	1,984,723
	a,b	2.58%		10/28/19	2,000,000	1,983,142
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.46%		09/04/19	1,000,000	995,594
OLD LINE FUNDING LLC	a,b	2.59%		10/24/19	1,000,000	991,822
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.59%		07/16/19	1,000,000	998,929
	a,b	2.59%		07/17/19	500,000	499,429
	a,b	2.54%		08/28/19	500,000	497,970
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.58%		07/01/19	1,000,000	1,000,000
	a,b	2.33%		09/23/19	1,000,000	994,587
VICTORY RECEIVABLES CORP	a,b	2.58%		07/02/19	3,000,000	2,999,787
						38,759,443
Certificates of Deposit 18.0%
BANK OF THE WEST		2.56%		07/17/19	900,000	900,000
CITIBANK NA (NEW YORK BRANCH)		2.57%		12/02/19	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		08/27/19	1,000,000	1,000,000
		2.65%		09/25/19	1,500,000	1,500,000
HSBC BANK USA NA (NEW YORK BRANCH)		2.17%		12/24/19	1,000,000	1,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.44%		07/10/19	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.53%		08/22/19	1,000,000	1,000,000
		2.53%		09/03/19	1,000,000	1,000,000
		2.50%		09/20/19	600,000	600,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.55%		07/29/19	1,000,000	1,000,000
		2.53%		08/26/19	2,000,000	2,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.55%		08/27/19	1,000,000	1,000,000
		2.52%		10/23/19	1,500,000	1,500,000
MUFG UNION BANK NA		2.15%		12/26/19	1,500,000	1,500,000
NORDEA BANK ABP (NEW YORK BRANCH)		2.61%		08/26/19	1,000,000	1,000,000
		2.51%		11/27/19	1,500,000	1,500,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.53%		09/06/19	500,000	500,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.54%		08/15/19	2,000,000	2,000,000
		2.30%		12/12/19	2,000,000	2,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.78%		07/22/19	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.56%		07/24/19	1,000,000	1,000,000
		2.32%		10/03/19	2,000,000	2,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.11%		01/02/20	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.50%		08/27/19	100,000	100,000
		2.61%		09/09/19	2,000,000	2,000,000
		2.39%		11/06/19	2,000,000	2,000,000
		2.17%		06/19/20	1,000,000	1,000,000
						36,100,000
Financial Company Commercial Paper 5.2%
CREDIT SUISSE AG (NEW YORK BRANCH)		2.67%		09/05/19	180,000	179,132
DBS BANK LTD	b	2.63%		10/02/19	500,000	496,655
DNB BANK ASA	b	2.48%		08/29/19	2,000,000	1,991,937
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.51%		08/16/19	1,900,000	1,893,955
HSBC USA INC	b	2.66%		09/05/19	1,400,000	1,393,275
JP MORGAN SECURITIES LLC		2.90%		07/09/19	100,000	99,937
NATIONAL AUSTRALIA BANK LIMITED	b	2.81%		07/09/19	1,000,000	999,383
NATIONWIDE BUILDING SOCIETY	b	2.33%		09/26/19	1,000,000	994,393
NRW BANK	b	2.55%		07/02/19	1,000,000	999,930
	b	2.56%		07/31/19	1,000,000	997,883
SUMITOMO MITSUI BANKING CORPORATION	b	2.64%		08/19/19	400,000	398,579
						10,445,059
Non-Financial Company Commercial Paper 0.5%
TOYOTA FINANCE AUSTRALIA LTD		2.52%		08/15/19	1,000,000	996,875
Non-Negotiable Time Deposits 11.0%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.39%		07/01/19	2,000,000	2,000,000
		2.41%		07/02/19	1,000,000	1,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.45%		07/02/19	4,000,000	4,000,000
		2.45%		07/03/19	2,000,000	2,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.35%		07/01/19	3,000,000	3,000,000
DBS BANK LTD (SINGAPORE BRANCH)		2.50%		07/03/19	2,000,000	2,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.35%		07/01/19	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.40%		07/01/19	1,000,000	1,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.35%		07/01/19	1,000,000	1,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.45%		07/03/19	2,000,000	2,000,000
NRW BANK (DUSSELDORF BRANCH)		2.42%		07/02/19	1,000,000	1,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.45%		07/03/19	1,000,000	1,000,000
						22,000,000
Other Instrument 0.5%
BANK OF AMERICA NA		2.30%		01/07/20	1,000,000	1,000,000
Total Fixed-Rate Obligations
(Cost $109,301,377)						109,301,377

Variable-Rate Obligations 23.9% of net assets
Asset-Backed Commercial Paper 1.7%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.03%)	a	2.47%		09/12/19	1,900,000	1,900,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.13%)	a,b	2.73%		07/03/19	1,500,000	1,500,000
						3,400,000
37
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 5.4%
COMMONWEALTH BANK OF AUSTRALIA
(1 mo. USD-LIBOR + 0.12%)	b	2.54%	07/08/19	08/07/19	3,000,000	3,000,032
(1 mo. USD-LIBOR + 0.10%)	b	2.51%	07/15/19	08/13/19	1,900,000	1,900,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	2.57%	07/08/19	08/06/19	1,000,000	1,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.03%)	b	2.50%	09/06/19	12/06/19	900,000	900,093
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	2.53%	09/03/19	12/02/19	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.14%)	b	2.54%	07/24/19	01/24/20	1,100,000	1,100,000
(3 mo. USD-LIBOR + 0.05%)	b	2.57%	08/27/19	02/26/20	1,000,000	1,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	2.56%	07/15/19	11/13/19	1,000,000	1,000,000
						10,900,125
Certificates of Deposit 11.6%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.54%	08/27/19	11/27/19	2,000,000	2,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		2.55%	07/08/19	02/07/20	1,100,000	1,100,000
(SOFR + 0.16%)		2.58%	07/01/19	03/13/20	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.51%	07/12/19	08/12/19	1,000,000	1,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		2.66%		07/03/19	2,400,000	2,400,000
(1 mo. USD-LIBOR + 0.09%)		2.47%	07/18/19	11/18/19	1,000,000	1,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.50%		09/04/19	200,000	200,000
MUFG BANK LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.58%	07/29/19	10/29/19	1,000,000	1,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.50%	07/24/19	10/24/19	1,000,000	1,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		2.49%	07/22/19	02/20/20	1,500,000	1,500,000
(1 mo. USD-LIBOR + 0.12%)		2.56%	07/03/19	03/03/20	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.06%)		2.66%	07/17/19	04/17/20	300,000	300,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.34%	10/02/19	01/02/20	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.52%	08/19/19	11/19/19	1,000,000	1,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.37%	09/24/19	03/24/20	900,000	900,000
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.23%)		2.62%		07/16/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.02%)		2.56%	08/12/19	11/12/19	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.03%)		2.61%	07/24/19	01/24/20	900,000	900,000
(3 mo. USD-LIBOR + 0.03%)		2.38%	09/25/19	03/25/20	2,000,000	2,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.18%)		2.70%	08/27/19	11/25/19	1,000,000	1,000,866
						23,300,866
Variable Rate Demand Notes 2.5%
EDWARD-ELMHURST HEALTHCARE
TAXABLE BONDS SERIES 2018 (LOC: BARCLAYS BANK PLC)	c	2.40%		07/05/19	1,000,000	1,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.40%		07/05/19	1,895,000	1,895,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.41%		07/05/19	1,000,000	1,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.50%		07/05/19	1,000,000	1,000,000
						4,895,000
Other Instrument 0.8%
BANK OF AMERICA NA
(3 mo. USD-LIBOR + 0.02%)		2.57%	08/12/19	02/10/20	1,500,000	1,500,000
Non-Financial Company Commercial Paper 1.9%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.05%)		2.52%	09/06/19	11/14/19	1,900,000	1,900,000
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.15%)		2.53%	07/22/19	02/14/20	500,000	500,000
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.05%)		2.57%	08/27/19	11/22/19	1,400,000	1,400,000
						3,800,000
Total Variable-Rate Obligations
(Cost $47,795,991)						47,795,991
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.5% of net assets
U.S. Government Agency Repurchase Agreements* 15.9%
BARCLAYS BANK PLC
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Treasury Securities valued at $2,041,065, 3.00%, due 11/15/45)		2.52%		07/02/19	2,000,980	2,000,000
39
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Treasury Securities valued at $2,041,065, 3.00%, due 11/15/45)		2.54%		07/03/19	2,000,988	2,000,000
BOFA SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $2,060,001, 4.00%, due 04/01/49)		2.50%		07/01/19	2,000,417	2,000,000
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $15,450,001, 4.00%, due 05/20/34)		2.55%		07/01/19	15,003,188	15,000,000
MIZUHO SECURITIES USA LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,020,029, 2.88%, due 04/30/25)		2.52%		07/01/19	1,000,210	1,000,000
RBC DOMINION SECURITIES INC
Issued 05/22/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,023,476, 1.13% - 4.00%, due 01/15/21 - 08/01/44)		2.40%		07/05/19	1,002,933	1,000,000
Issued 05/23/19, repurchase date 07/23/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,024,157, 1.13% - 4.00%, due 01/15/21 - 08/01/44)		2.40%		07/05/19	1,002,867	1,000,000
ROYAL BANK OF CANADA
Issued 06/06/19, repurchase date 08/01/19 (Collateralized by U.S. Government Agency Securities valued at $2,067,691, 2.94% - 6.50%, due 07/15/28 - 03/01/49)		2.40%		07/05/19	2,003,867	2,000,000
Issued 06/13/19, repurchase date 07/15/19 (Collateralized by U.S. Government Agency Securities valued at $4,128,790, 3.50% - 5.00%, due 01/25/40 - 04/01/49)		2.40%		07/05/19	4,005,867	4,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $2,080,438, 4.00%, due 07/01/49)		2.52%		07/01/19	2,000,420	2,000,000
						32,000,000
U.S. Treasury Repurchase Agreement 0.8%
BARCLAYS BANK PLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $1,620,472, 3.75%, due 11/15/43)		2.40%		07/01/19	1,588,585	1,588,267
Other Repurchase Agreements** 4.8%
BNP PARIBAS SA
Issued 06/27/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,243, 2.65% - 6.30%, due 01/11/23 - 12/29/49)		2.50%		07/03/19	2,000,833	2,000,000
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Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/27/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,056, 7.00%, due 12/15/21)		2.52%		07/03/19	1,000,420	1,000,000
Issued 06/05/19, repurchase date 09/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $694,733, 7.00%, due 12/15/21)		2.68%		08/02/19	602,591	600,000
BOFA SECURITIES INC
Issued 06/13/19, repurchase date 09/12/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,001, 3.00%, due 10/25/58)		2.74%		08/02/19	2,007,611	2,000,000
JP MORGAN SECURITIES LLC
Issued 03/27/19, repurchase date 09/23/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,317,825, 2.70% - 9.03%, due 04/25/20 - 04/25/36)		3.00%		09/23/19	2,030,000	2,000,000
WELLS FARGO SECURITIES LLC
Issued 04/22/19, repurchase date 07/22/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,159,099, 4.59%, due 01/19/38)		3.13%		07/22/19	1,007,912	1,000,000
Issued 04/22/19, repurchase date 10/21/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,167,616, 0.00% - 8.42%, due 01/17/20 - 03/09/45)		3.03%		10/01/19	1,013,635	1,000,000
						9,600,000
Total Repurchase Agreements
(Cost $43,188,267)						43,188,267
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $61,325,558 or 30.6% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
41
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$157,097,368
Repurchase agreements, at cost and value (Note 2a)		43,188,267
Receivables:
Interest		322,171
Fund shares sold		15,851
Prepaid expenses	+	12,880
Total assets		200,636,537
Liabilities
Payables:
Investment adviser and administrator fees		41,304
Independent trustees’ fees		168
Distributions to shareholders		156,192
Fund shares redeemed		98,972
Accrued expenses	+	113,848
Total liabilities		410,484
Net Assets
Total assets		200,636,537
Total liabilities	–	410,484
Net assets		$200,226,053
Net Assets by Source
Capital received from investors		200,226,539
Total distributable loss		(486)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$200,226,053		200,232,567		$1.00

42
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$2,545,337
Expenses
Investment adviser and administrator fees		340,911
Shareholder service fees		146,105
Portfolio accounting fees		29,271
Custodian fees		20,846
Professional fees		18,296
Independent trustees’ fees		16,506
Registration fees		13,078
Shareholder reports		1,465
Transfer agent fees		1,016
Other expenses	+	2,819
Total expenses		590,313
Expense reduction by CSIM and its affiliates	–	249,401
Net expenses	–	340,912
Net investment income		2,204,425
Realized Gains (Losses)
Net realized gains on investments		69
Increase in net assets resulting from operations		$2,204,494
43
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Retirement Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$2,204,425	$3,283,716
Net realized gains (losses)	+	69	(555)
Increase in net assets from operations		2,204,494	3,283,161
Distributions to Shareholders
Total distributions		($2,204,425)	($3,283,716)
Transactions in Fund Shares*
Shares sold		52,810,821	116,889,668
Shares reinvested		1,944,912	3,154,448
Shares redeemed	+	(43,543,723)	(129,869,806)
Net transactions in fund shares		11,212,010	(9,825,690)
Net Assets
Beginning of period		189,013,974	198,840,219
Total increase or decrease	+	11,212,079	(9,826,245)
End of period		$200,226,053	$189,013,974
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
44
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.02 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	—	0.00 [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	—	(0.00) [2]	—	—
Total distributions	(0.01)	(0.02)	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.13% [3]	1.77%	0.73%	0.13%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.35%	0.48% [5],[6]	0.55% [5]	0.27% [5]	0.21% [5]
Gross operating expenses	0.55% [4]	0.57%	0.64%	0.65%	0.64%	0.64%
Net investment income (loss)	2.27% [4]	1.75%	0.73%	0.11%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$602	$547	$568	$607	$1,025	$939

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
45
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 55.5% of net assets
Asset-Backed Commercial Paper 16.1%
ALPINE SECURITIZATION LLC	a,b	2.58%		08/14/19	2,000,000	2,000,000
	a,b	2.32%		09/30/19	4,000,000	3,976,643
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.40%		07/01/19	1,000,000	1,000,000
	a,b	2.59%		07/11/19	5,000,000	4,996,431
BARTON CAPITAL SA	a,b	2.60%		07/01/19	1,000,000	1,000,000
	a,b	2.45%		09/04/19	300,000	298,684
	a,b	2.31%		09/26/19	3,100,000	3,082,769
BEDFORD ROW FUNDING CORP	a,b	2.28%		12/06/19	2,000,000	1,980,250
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.59%		07/09/19	2,000,000	1,998,858
	a,b	2.53%		08/02/19	1,500,000	1,496,640
	a,b	2.58%		08/06/19	1,000,000	997,440
CAFCO LLC	a,b	2.56%		07/26/19	2,000,000	1,996,472
	a,b	2.63%		10/01/19	1,500,000	1,490,072
CHARIOT FUNDING LLC	a,b	2.87%		07/15/19	1,500,000	1,498,349
	a,b	2.56%		08/12/19	5,000,000	4,985,183
	a,b	2.62%		09/05/19	4,000,000	3,981,007
CHARTA LLC	a,b	2.50%		08/26/19	3,000,000	2,988,427
	a,b	2.34%		12/03/19	2,000,000	1,980,108
	a,b	2.28%		12/16/19	900,000	890,550
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.31%		12/13/19	850,000	841,118
	a	2.31%		12/16/19	2,000,000	1,978,720
CRC FUNDING LLC	a,b	2.57%		07/19/19	2,000,000	1,997,450
	a,b	2.49%		08/23/19	3,000,000	2,989,091
CROWN POINT CAPITAL COMPANY LLC	a,b	2.40%		07/01/19	3,000,000	3,000,000
	a,b	2.56%		08/19/19	2,000,000	2,000,000
	a,b	2.35%		09/30/19	2,000,000	2,000,000
GOTHAM FUNDING CORP	a,b	2.57%		08/01/19	200,000	199,561
46
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	2.57%		09/09/19	800,000	796,317
	a,b	2.41%		09/26/19	2,000,000	1,988,847
	a,b	2.39%		09/27/19	1,000,000	994,404
	a,b	2.28%		12/17/19	1,000,000	989,750
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.59%		07/03/19	2,000,000	1,999,714
LMA AMERICAS LLC	a,b	2.39%		07/01/19	4,000,000	4,000,000
	a,b	2.51%		09/04/19	2,000,000	1,991,008
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	2.30%		12/11/19	1,000,000	989,722
Matchpoint Finance PLC	a,b	2.39%		09/10/19	1,000,000	995,306
METLIFE SHORT TERM FUNDING LLC	a,b	2.60%		10/16/19	5,000,000	4,961,807
	a,b	2.58%		10/28/19	900,000	892,414
OLD LINE FUNDING LLC	a,b	2.59%		10/24/19	6,000,000	5,950,933
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.59%		07/17/19	750,000	749,143
	a,b	2.54%		08/20/19	1,000,000	996,500
	a,b	2.54%		08/28/19	1,000,000	995,940
THUNDER BAY FUNDING LLC	a,b	2.26%		10/15/19	1,000,000	993,404
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.58%		07/01/19	1,000,000	1,000,000
	a,b	2.51%		08/01/19	2,000,000	1,995,694
	a,b	2.33%		09/23/19	2,000,000	1,989,173
VICTORY RECEIVABLES CORP	a,b	2.58%		07/02/19	3,000,000	2,999,787
	a,b	2.53%		10/01/19	1,000,000	993,586
						96,907,272
Financial Company Commercial Paper 5.6%
BANCO SANTANDER SA (NEW YORK BRANCH)		2.39%		09/06/19	3,000,000	2,986,712
CANADIAN IMPERIAL BANK OF COMMERCE	b	2.64%		08/23/19	5,000,000	4,980,861
CREDIT SUISSE AG (NEW YORK BRANCH)		2.67%		09/05/19	720,000	716,528
DBS BANK LTD	b	2.63%		10/02/19	3,000,000	2,979,928
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.59%		07/16/19	570,000	569,390
HSBC USA INC	b	2.34%		12/06/19	1,000,000	989,840
JP MORGAN SECURITIES LLC		2.90%		07/09/19	400,000	399,746
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.43%		07/02/19	5,000,000	4,999,662
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	2.60%		07/01/19	2,000,000	2,000,000
NATIONAL AUSTRALIA BANK LIMITED	b	2.81%		07/09/19	5,000,000	4,996,917
NATIONWIDE BUILDING SOCIETY	b	2.33%		09/26/19	3,000,000	2,983,180
NRW BANK	b	2.55%		07/02/19	2,000,000	1,999,859
SUMITOMO MITSUI BANKING CORPORATION	b	2.64%		08/19/19	2,000,000	1,992,895
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	2.35%		10/01/19	1,500,000	1,491,068
						34,086,586
Non-Financial Company Commercial Paper 0.5%
TOYOTA FINANCE AUSTRALIA LTD		2.52%		08/15/19	3,000,000	2,990,625
47
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 20.0%
BANK OF THE WEST		2.56%		07/17/19	2,000,000	2,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.55%		07/12/19	1,500,000	1,500,000
BNP PARIBAS (NEW YORK BRANCH)		2.28%		12/09/19	3,000,000	3,000,000
BRANCH BANKING AND TRUST COMPANY		2.39%		07/02/19	5,000,000	5,000,000
		2.40%		07/05/19	4,000,000	4,000,000
CITIBANK NA (NEW YORK BRANCH)		2.57%		12/02/19	8,000,000	8,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		2.31%		10/01/19	2,000,000	2,000,025
CREDIT SUISSE AG (NEW YORK BRANCH)		2.65%		09/25/19	5,000,000	5,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.44%		07/10/19	900,000	900,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.40%		07/03/19	3,000,000	3,000,000
		2.40%		07/08/19	1,000,000	999,999
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.53%		08/22/19	5,000,000	5,000,000
		2.50%		09/20/19	700,000	700,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.57%		07/17/19	2,000,000	2,000,000
		2.55%		07/29/19	2,000,000	2,000,000
		2.53%		08/26/19	3,000,000	3,000,000
		2.49%		09/12/19	2,000,000	2,000,000
MUFG BANK LTD (NEW YORK BRANCH)		2.37%		10/23/19	3,000,000	3,000,000
		2.52%		10/23/19	3,500,000	3,500,000
		2.59%		10/31/19	3,000,000	3,000,000
		2.60%		10/31/19	5,000,000	5,000,000
MUFG UNION BANK NA		2.32%		12/09/19	3,000,000	3,000,000
		2.29%		12/17/19	1,000,000	1,000,000
		2.15%		12/26/19	2,000,000	2,000,000
NORDEA BANK ABP (NEW YORK BRANCH)		2.61%		08/26/19	4,000,000	4,000,000
		2.33%		12/06/19	1,500,000	1,500,000
NORINCHUKIN BANK (NEW YORK BRANCH)		2.42%		07/01/19	2,000,000	2,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.53%		09/06/19	5,000,000	5,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.32%		12/09/19	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.78%		07/22/19	5,000,000	5,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.55%		08/02/19	5,500,000	5,500,000
		2.32%		10/03/19	5,000,000	5,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.50%		08/27/19	300,000	300,000
		2.61%		09/09/19	5,000,000	5,000,000
		2.60%		10/15/19	7,000,000	7,000,000
		2.39%		11/06/19	5,000,000	5,000,000
		2.17%		06/19/20	600,000	600,000
US BANK NATIONAL ASSOCIATION		2.17%		12/02/19	3,000,000	3,000,000
						120,500,024
48
Schwab Prime Money Funds  |  Semiannual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 12.6%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.39%		07/01/19	8,000,000	8,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.45%		07/02/19	6,000,000	6,000,000
		2.45%		07/03/19	12,000,000	12,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.35%		07/01/19	10,000,000	10,000,000
DBS BANK LTD (SINGAPORE BRANCH)		2.50%		07/03/19	1,000,000	1,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.35%		07/01/19	7,000,000	7,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.40%		07/01/19	3,000,000	3,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.35%		07/01/19	3,000,000	3,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.45%		07/03/19	4,000,000	4,000,000
NRW BANK (DUSSELDORF BRANCH)		2.42%		07/02/19	6,000,000	6,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.45%		07/03/19	4,000,000	4,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.35%		07/01/19	7,000,000	7,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.45%		07/03/19	5,000,000	5,000,000
						76,000,000
Other Instruments 0.7%
BANK OF AMERICA NA		2.56%		11/04/19	2,000,000	2,000,000
		2.30%		01/07/20	2,000,000	2,000,000
						4,000,000
Total Fixed-Rate Obligations
(Cost $334,484,507)						334,484,507

Variable-Rate Obligations 24.8% of net assets
Asset-Backed Commercial Paper 1.4%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.03%)	a	2.47%		09/12/19	3,100,000	3,100,000
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.13%)	a,b	2.73%		07/03/19	5,000,000	5,000,000
						8,100,000
Financial Company Commercial Paper 4.1%
COMMONWEALTH BANK OF AUSTRALIA
(1 mo. USD-LIBOR + 0.12%)	b	2.54%	07/08/19	08/07/19	5,000,000	5,000,054
(1 mo. USD-LIBOR + 0.10%)	b	2.51%	07/15/19	08/13/19	2,000,000	2,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.12%)	b	2.50%	07/18/19	11/18/19	2,500,000	2,500,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	2.57%	07/08/19	08/06/19	5,000,000	5,000,000
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.03%)	b	2.50%	09/06/19	12/06/19	2,100,000	2,100,216
49
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	2.53%	09/03/19	12/02/19	1,000,000	1,000,000
(3 mo. USD-LIBOR + 0.05%)	b	2.57%	08/27/19	02/26/20	5,000,000	5,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	2.56%	07/15/19	11/13/19	2,000,000	2,000,000
						24,600,270
Certificates of Deposit 14.4%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.54%	08/27/19	11/27/19	3,000,000	3,000,000
(3 mo. USD-LIBOR + 0.02%)		2.63%	07/02/19	01/02/20	5,000,000	5,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		2.55%	07/08/19	02/07/20	900,000	900,000
(SOFR + 0.16%)		2.58%	07/01/19	03/13/20	3,000,000	3,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.51%	07/12/19	08/12/19	5,000,000	5,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.74%		07/03/19	5,000,000	5,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.09%)		2.47%	07/18/19	11/18/19	9,000,000	9,000,000
(1 mo. USD-LIBOR + 0.12%)		2.51%	07/17/19	02/18/20	2,000,000	2,000,000
DNB BANK ASA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.61%		07/10/19	2,000,000	2,000,000
DNB BANK ASA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.52%	07/08/19	11/06/19	3,000,000	3,000,000
HSBC BANK USA NA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.50%		09/04/19	4,000,000	4,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.52%	08/19/19	11/19/19	900,000	900,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		2.49%	07/22/19	02/20/20	3,500,000	3,500,000
(1 mo. USD-LIBOR + 0.11%)		2.51%	07/29/19	02/28/20	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.06%)		2.66%	07/17/19	04/17/20	500,000	500,000
(1 mo. USD-LIBOR + 0.16%)		2.55%	07/15/19	05/15/20	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.50%	07/29/19	11/27/19	4,000,000	4,000,000
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.10%)		2.52%	07/08/19	10/07/19	3,000,000	3,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.34%	10/02/19	01/02/20	3,000,000	3,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.52%	08/19/19	11/19/19	5,500,000	5,500,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.37%	09/24/19	03/24/20	100,000	100,000
50
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.23%)		2.62%		07/16/19	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.02%)		2.56%	08/12/19	11/12/19	5,000,000	5,000,000
(3 mo. USD-LIBOR + 0.03%)		2.48%	09/09/19	12/09/19	900,000	900,000
(3 mo. USD-LIBOR + 0.03%)		2.61%	07/24/19	01/24/20	7,000,000	7,000,000
(3 mo. USD-LIBOR + 0.03%)		2.61%	08/05/19	02/04/20	700,000	700,000
(3 mo. USD-LIBOR + 0.03%)		2.38%	09/25/19	03/25/20	3,000,000	3,000,000
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.18%)		2.70%	08/27/19	11/25/19	2,000,000	2,001,732
						87,001,732
Variable Rate Demand Notes 2.1%
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	2.42%		07/05/19	3,090,000	3,090,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	2.41%		07/05/19	2,120,000	2,120,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	2.50%		07/05/19	1,500,000	1,500,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.39%		07/05/19	1,000,000	1,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.40%		07/05/19	950,000	950,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	2.41%		07/05/19	1,095,000	1,095,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.41%		07/05/19	2,000,000	2,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	2.50%		07/05/19	1,000,000	1,000,000
						12,755,000
Other Instrument 0.9%
BANK OF AMERICA NA
(3 mo. USD-LIBOR + 0.02%)		2.57%	08/12/19	02/10/20	5,500,000	5,500,000
Non-Financial Company Commercial Paper 1.9%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.05%)		2.52%	09/06/19	11/22/19	4,000,000	4,000,000
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.15%)		2.55%	07/24/19	02/11/20	1,500,000	1,500,000
(1 mo. USD-LIBOR + 0.15%)		2.53%	07/22/19	02/14/20	4,500,000	4,500,000
51
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.05%)		2.57%	08/27/19	11/22/19	1,600,000	1,600,000
						11,600,000
Total Variable-Rate Obligations
(Cost $149,557,002)						149,557,002
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 19.5% of net assets
U.S. Government Agency Repurchase Agreements* 15.3%
BARCLAYS BANK PLC
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Treasury Securities valued at $6,123,013, 2.00%, due 11/15/26)		2.52%		07/02/19	6,002,940	6,000,000
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Treasury Securities valued at $6,123,034, 2.00% - 3.00%, due 11/15/26 - 11/15/45)		2.54%		07/03/19	6,002,963	6,000,000
BMO CAPITAL MARKETS CORP
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $1,030,215, 3.76% - 4.50%, due 05/01/49 - 06/01/49)		2.50%		07/01/19	1,000,208	1,000,000
BOFA SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $3,090,000, 4.00%, due 04/01/49)		2.50%		07/01/19	3,000,625	3,000,000
GOLDMAN SACHS & CO LLC
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $1,020,000, 3.50% - 6.00%, due 04/20/22 - 02/20/43)		2.50%		07/01/19	1,000,486	1,000,000
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $51,500,000, 3.00% - 5.00%, due 09/01/30 - 05/01/49)		2.55%		07/01/19	50,010,625	50,000,000
MIZUHO SECURITIES USA LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $3,060,087, 2.88%, due 04/30/25)		2.52%		07/01/19	3,000,630	3,000,000
RBC DOMINION SECURITIES INC
Issued 05/22/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,070,424, 0.13% - 4.00%, due 01/15/21 - 08/01/44)		2.40%		07/05/19	3,008,800	3,000,000
Issued 05/23/19, repurchase date 07/23/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,072,460, 1.13% - 4.00%, due 01/15/21 - 08/01/44)		2.40%		07/05/19	3,008,600	3,000,000
52
Schwab Prime Money Funds  |  Semiannual Report
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
ROYAL BANK OF CANADA
Issued 06/06/19, repurchase date 08/01/19 (Collateralized by U.S. Government Agency Securities valued at $5,169,227, 2.52% - 6.50%, due 07/15/28 - 04/01/49)		2.40%		07/05/19	5,009,667	5,000,000
Issued 06/13/19, repurchase date 07/15/19 (Collateralized by U.S. Government Agency Securities valued at $11,354,171, 3.00% - 4.50%, due 11/01/32 - 04/01/49)		2.40%		07/05/19	11,016,133	11,000,000
						92,000,000
U.S. Treasury Repurchase Agreement 0.3%
BARCLAYS BANK PLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $1,786,709, 3.75%, due 11/15/43)		2.40%		07/01/19	1,751,569	1,751,219
Other Repurchase Agreements** 3.9%
BNP PARIBAS SA
Issued 06/27/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,752,397, 2.70% - 6.05%, due 02/15/24 - 10/25/69)		2.50%		07/03/19	5,002,083	5,000,000
Issued 06/27/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,301,033, 7.00%, due 12/15/21)		2.52%		07/03/19	2,000,840	2,000,000
Issued 06/05/19, repurchase date 09/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $694,733, 7.00%, due 12/15/21)		2.68%		08/02/19	602,591	600,000
BOFA SECURITIES INC
Issued 06/13/19, repurchase date 09/12/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,001, 3.00%, due 10/25/58)		2.74%		08/02/19	5,019,028	5,000,000
JP MORGAN SECURITIES LLC
Issued 03/27/19, repurchase date 09/23/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,317,825, 2.57% - 10.45%, due 10/21/30 - 12/25/57)		3.00%		09/23/19	2,030,000	2,000,000
Issued 05/30/19, repurchase date 11/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,610,635, 2.72% - 5.39%, due 05/15/34 - 07/25/56)		2.87%		09/26/19	4,037,948	4,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,216, 4.25%, due 09/12/28)		2.46%		07/01/19	1,000,205	1,000,000
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,515, 4.25%, due 09/12/28)		2.52%		07/01/19	1,000,490	1,000,000
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Schwab Investor Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 04/22/19, repurchase date 07/22/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,159,099, 4.29% - 4.59%, due 02/15/36 - 01/19/38)		3.13%		07/22/19	1,007,912	1,000,000
Issued 04/22/19, repurchase date 10/21/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,335,232, 2.21% - 3.36%, due 11/20/21 - 08/05/36)		3.03%		10/01/19	2,027,270	2,000,000
						23,600,000
Total Repurchase Agreements
(Cost $117,351,219)						117,351,219
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $148,671,642 or 24.7% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Investor Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$484,041,509
Repurchase agreements, at cost and value (Note 2a)		117,351,219
Receivables:
Fund shares sold		1,431,893
Interest		978,220
Prepaid expenses	+	21,577
Total assets		603,824,418
Liabilities
Payables:
Investment adviser and administrator fees		142,877
Independent trustees’ fees		300
Fund shares redeemed		668,848
Distributions to shareholders		465,460
Accrued expenses	+	176,325
Total liabilities		1,453,810
Net Assets
Total assets		603,824,418
Total liabilities	–	1,453,810
Net assets		$602,370,608
Net Assets by Source
Capital received from investors		602,374,488
Total distributable loss		(3,880)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$602,370,608		602,288,014		$1.00

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Schwab Investor Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$7,532,572
Expenses
Investment adviser and administrator fees		1,007,481
Shareholder service fees		431,777
Portfolio accounting fees		47,125
Custodian fees		25,147
Registration fees		19,645
Professional fees		19,490
Independent trustees’ fees		16,964
Shareholder reports		7,696
Transfer agent fees		2,597
Other expenses	+	4,931
Total expenses		1,582,853
Expense reduction by CSIM and its affiliates	–	575,372
Net expenses	–	1,007,481
Net investment income		6,525,091
Realized Gains (Losses)
Net realized gains on investments		598
Increase in net assets resulting from operations		$6,525,689
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Schwab Investor Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$6,525,091	$9,709,063
Net realized gains (losses)	+	598	(4,478)
Increase in net assets from operations		6,525,689	9,704,585
Distributions to Shareholders
Total distributions		($6,525,091)	($9,709,063)
Transactions in Fund Shares*
Shares sold		211,291,703	358,189,574
Shares reinvested		5,380,304	8,701,814
Shares redeemed	+	(161,708,753)	(387,307,439)
Net transactions in fund shares		54,963,254	(20,416,051)
Net Assets
Beginning of period		547,406,756	567,827,285
Total increase or decrease	+	54,963,852	(20,420,529)
End of period		$602,370,608	$547,406,756
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Prime Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund	Schwab California Municipal Money Fund
Schwab Investor Money Fund	Schwab New York Municipal Money Fund
Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Prime Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2019, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2019, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Value Advantage Money Fund	$21,578,240,550
Schwab Retirement Advantage Money Fund	43,188,267
Schwab Investor Money Fund	117,351,219
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
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Schwab Prime Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the
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Schwab Prime Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low, or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that a fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of
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Schwab Prime Money Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Foreign Investment Risk. Although the funds may invest only in U.S. dollar-denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab Prime Money Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2019, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Value Advantage Money Fund	0.27%
Schwab Retirement Advantage Money Fund	0.35%
Schwab Investor Money Fund	0.35%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Schwab Value Advantage Money Fund
Investor Shares	0.15%
Ultra Shares	n/a
Schwab Retirement Advantage Money Fund	0.15%
Schwab Investor Money Fund	0.15%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Value Advantage Money Fund
Investor Shares	0.35%
Ultra Shares	0.19%
Schwab Retirement Advantage Money Fund	0.35%
Schwab Investor Money Fund	0.35%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Value Advantage Money Fund	$166,468,606	$—
Schwab Retirement Advantage Money Fund	1,001,511	—
Schwab Investor Money Fund	2,002,923	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2019, the tax basis cost of the funds’ investments was as follows:
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Tax cost	$99,257,610,624	$200,285,635	$601,392,728
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
No expiration	$164,307	$555	$4,478
Total	$164,307	$555	$4,478
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2019. The tax-basis components of distributions paid during the year ended December 31, 2018, were as follows:
	Schwab Value Advantage Money Fund	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Ordinary income	$922,141,124	$3,283,716	$9,709,063
As of December 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab Value Advantage Money Fund, Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab and considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit the Funds and certain of their shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the

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resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and each Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the

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Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Prime Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Schwab Prime Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13605-23
00231828

Semiannual Report  |  June 30, 2019
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Amid the numerous headlines catching the attention of investors in recent months, one big story has been a substantial shift in interest rate expectations. As late as the end of 2018, most observers were predicting that the Federal Reserve (Fed) would continue to raise rates in 2019. How quickly things change. By June 2019, the outlook had reversed entirely as Fed policy makers cited uncertainty about the economy. Although the Fed left interest rates unchanged at their June meeting, markets were signaling that rates will likely be cut by the end of this year. (Following the end of the period, at their July meeting, the Fed cut interest rates by 0.25%.)
It’s a good reminder that the direction of interest rates is never a certainty, even if an economist or analyst might seem very confident when discussing the matter on any given day. While investors in money market funds should understand the impact of a potential rate cut—generally, when interest rates fall, money market funds deliver lower yields—the average 7-day yield for U.S. taxable money market funds remained relatively attractive at just above 2% as of the end of June. Whether as a temporary place to hold cash or as a dedicated asset class, we believe that money market funds can play an important role in an investor’s portfolio.
At Charles Schwab Investment Management, we’re committed to providing a straightforward lineup of core investment products and solutions that can help investors pursue a strategy that’s right for their needs. Designed to offer stability of capital, liquidity, and current income, the Schwab Government Money Funds are a prime example of this approach. The funds are actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. Our team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. And, with no investment minimums on the funds’ Investor Shares, the Schwab Government Money Funds can help investors realize the benefits of professional money management without the typical barriers to entry.
Since we launched our first funds more than 25 years ago, Charles Schwab Investment Management has grown to become one of the largest providers of money market funds in the country—all while staying focused on what investors need and want to help them achieve long-term success. And, although we can’t take all of the surprises out of investing, we can continue to work hard to provide straightforward products and solutions that can help investors build a portfolio that is positioned to help weather the inevitable market ups and downs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Government Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ And, with no investment minimums on the funds’ Investor Shares, the Schwab Government Money Funds can help investors realize the benefits of professional money management without the typical barriers to entry.”
Management views may have changed since the report date.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a portfolio manager performing fixed income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed income global banking and investments.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, demand for taxable money market funds rose, aided in part by attractive U.S. short-term bond yields relative to bank deposits, an inverted yield curve, and volatility in financial markets. Following four 0.25% rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.* Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.*
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, as well as the completion of anticipated client redemptions, the fund’s weighted average maturity (WAM) began the reporting period at 8 days and ended at 39 days.

*	Data source for yields: U.S. Department of the Treasury

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	39 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment[1]	*	None
Seven-Day Yield (with waivers)[2]	1.82%	2.09%
Seven-Day Yield (without waivers)[2]	1.82%	1.97%
Seven-Day Effective Yield (with waivers)[2]	1.84%	2.11%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities; under normal circumstances investing at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) solely in U.S. Treasury securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, demand for taxable money market funds rose, aided in part by attractive U.S. short-term bond yields relative to bank deposits, an inverted yield curve, and volatility in financial markets. Following four 0.25% rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.* Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.*
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, as well as the completion of anticipated client redemptions, the fund’s weighted average maturity (WAM) began the reporting period at 8 days and ended at 42 days.

*	Data source for yields: U.S. Department of the Treasury

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	42 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The Fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Investor Shares
Ticker Symbol	SNSXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.94%
Seven-Day Yield (without waivers)[2]	1.80%
Seven-Day Effective Yield (with waivers)[2]	1.96%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances investing at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, demand for taxable money market funds rose, aided in part by attractive U.S. short-term bond yields relative to bank deposits, an inverted yield curve, and volatility in financial markets. Following four 0.25% rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.* Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.*
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, as well as the completion of anticipated client redemptions, the fund’s weighted average maturity (WAM) began the reporting period at 10 days and ended at 30 days.

*	Data source for yields: U.S. Department of the Treasury

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	30 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Treasury Obligations Money Fund
Investor Shares
Ticker Symbol	SNOXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	2.07%
Seven-Day Yield (without waivers)[2]	1.94%
Seven-Day Effective Yield (with waivers)[2]	2.09%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2019 and held through June 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/19	Ending Account Value (Net of Expenses) at 6/30/19	Expenses Paid During Period 1/1/19-6/30/19[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.62%	$1,000.00	$1,009.10	$3.09
Hypothetical 5% Return	0.62%	$1,000.00	$1,021.73	$3.11
Investor Shares
Actual Return	0.35%	$1,000.00	$1,010.50	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab U.S. Treasury Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,010.10	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab Treasury Obligations Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,010.40	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	– [1]	(0.00) [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	(0.00) [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	—	—
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.01)	(0.00) [2]	(0.00) [2]	—	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.91% [3]	1.23%	0.26%	0.01%	—	—
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.62% [4]	0.62%	0.63% [5],[6]	0.39% [5]	0.14% [5]	0.09% [5]
Gross operating expenses	0.62% [4]	0.62%	0.68%	0.71%	0.72%	0.72%
Net investment income (loss)	1.83% [4]	1.12%	0.25%	0.01%	0.00%	0.00%
Net assets, end of period (x 1,000,000)	$11,362	$11,325	$25,324	$32,377	$23,017	$25,170

Investor Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17[7]	1/1/16– 12/31/16	1/21/15 [8]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.02	0.00 [2]	0.00 [2]	—
Net realized and unrealized gains (losses)	—	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.01	0.02	0.00 [2]	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.00) [2]	(0.00) [2]	—
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	—	—
Total distributions	(0.01)	(0.02)	(0.00) [2]	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.05% [3]	1.51%	0.50%	0.05%	– [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [4]	0.35%	0.40% [5],[6]	0.33%	0.20% [4]
Gross operating expenses	0.47% [4]	0.48%	0.53%	0.55%	0.57% [4]
Net investment income (loss)	2.10% [4]	1.66%	0.51%	0.09%	0.00% [4]
Net assets, end of period (x 1,000,000)	$10,833	$7,871	$1,362	$939	$100
*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
8
Commencement of operations.
11
Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 37.0% of net assets
U.S. Government Agency Debt 31.8%
FEDERAL FARM CREDIT BANKS FUNDING CORP		2.46%		08/12/19	100,000	99,715
		2.45%		09/10/19	1,000,000	995,227
		2.15%		12/02/19	20,000,000	19,817,767
		2.15%		12/06/19	45,700,000	45,272,781
FEDERAL HOME LOAN BANKS		2.41%		07/05/19	213,500,000	213,443,233
		2.41%		07/09/19	86,100,000	86,054,271
		2.39%		07/10/19	250,000,000	249,851,375
		2.40%		07/10/19	261,000,000	260,844,052
		2.35%		07/17/19	300,000	299,687
		2.41%		07/17/19	642,000,000	641,317,140
		2.43%		07/17/19	75,000,000	74,919,533
		2.42%		07/18/19	213,000,000	212,757,594
		2.35%		07/19/19	200,000	199,765
		2.42%		07/26/19	600,000,000	598,996,667
		2.41%		07/30/19	213,500,000	213,088,953
		2.39%		08/14/19	212,600,000	211,982,090
		2.39%		08/16/19	425,200,000	423,911,266
		2.38%		08/19/19	42,000,000	41,864,801
		2.42%		08/19/19	475,000,000	474,964,209
		2.38%		08/21/19	258,250,000	257,384,023
		2.36%		08/23/19	438,500,000	436,984,203
		2.43%		08/29/19	42,000,000	41,833,767
		2.48%		09/11/19	4,500,000	4,477,932
		2.45%		09/16/19	214,000,000	213,991,969
		2.45%		09/23/19	80,000,000	79,994,877
		2.18%		09/25/19	386,000,000	384,004,552
		2.46%		09/25/19	517,000,000	513,998,815
		2.17%		09/27/19	170,000,000	169,102,400
		2.16%		10/01/19	170,000,000	169,065,944
		2.17%		11/06/19	3,200,000	3,175,538
		2.17%		11/13/19	2,875,000	2,851,820
		2.42%		11/15/19	2,008,000	1,989,737
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Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.16%		12/05/19	30,000,000	29,720,017
		2.14%		12/12/19	80,500,000	79,722,549
		2.58%		03/20/20	85,500,000	85,500,000
		2.51%		04/02/20	86,000,000	86,000,000
		2.55%		04/03/20	85,250,000	85,250,000
		1.94%		05/01/20	1,000,000	983,818
		2.51%		05/28/20	106,250,000	106,250,000
		2.04%		06/18/20	18,900,000	18,530,277
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.38%		08/15/19	6,250,000	6,242,343
		1.25%		10/02/19	24,000,000	23,933,769
		2.16%		11/19/19	71,990,000	71,386,036
		2.52%		04/15/20	63,500,000	63,500,000
		1.65%		04/27/20	3,000,000	2,988,399
		2.20%		04/27/20	3,000,000	3,001,774
		2.50%		06/04/20	106,500,000	106,500,000
		2.44%		06/09/20	85,200,000	85,200,000
		2.40%		06/12/20	94,500,000	94,500,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.88%		08/02/19	65,534,000	65,443,722
						7,064,188,407
U.S. Treasury Debt 5.2%
UNITED STATES TREASURY		1.88%		12/31/19	200,000,000	199,710,583
		1.63%		12/31/19	75,900,000	75,738,108
		1.13%		12/31/19	70,000,000	69,553,058
		1.38%		01/15/20	528,000,000	525,929,201
		1.25%		01/31/20	270,000,000	268,680,631
						1,139,611,581
Total Fixed-Rate Obligations
(Cost $8,203,799,988)						8,203,799,988

Variable-Rate Obligations 18.8% of net assets
U.S. Government Agency Debt 18.8%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(SOFR + 0.02%)		2.40%	07/01/19	10/28/19	13,000,000	12,998,453
(3 mo. USD-LIBOR - 0.14%)		2.30%	09/12/19	03/12/20	4,000,000	3,999,861
(1 mo. USD-LIBOR - 0.01%)		2.38%	07/18/19	06/18/20	127,800,000	127,800,000
(1 mo. USD-LIBOR + 0.01%)		2.44%	07/01/19	06/29/20	145,000,000	145,000,000
(1 mo. USD-LIBOR + 0.01%)		2.41%	08/02/19	07/02/20	92,000,000	92,000,000
(1 mo. USD-LIBOR - 0.03%)		2.36%	07/16/19	07/16/20	59,000,000	58,983,436
(1 mo. USD-LIBOR - 0.02%)		2.41%	07/05/19	08/05/20	47,250,000	47,248,328
(1 mo. USD-LIBOR - 0.02%)		2.43%	07/01/19	09/01/20	202,250,000	202,232,436
(1 mo. USD-LIBOR - 0.05%)		2.37%	07/09/19	10/09/20	200,000,000	199,861,691
(1 mo. USD-LIBOR - 0.01%)		2.42%	07/01/19	10/30/20	139,100,000	139,086,382
FEDERAL HOME LOAN BANKS
(SOFR + 0.01%)		2.43%	07/01/19	08/30/19	229,250,000	229,250,000
(1 mo. USD-LIBOR - 0.04%)		2.38%	07/08/19	09/06/19	185,000,000	185,000,000
(SOFR + 0.06%)		2.48%	07/01/19	09/10/19	50,000,000	50,000,000
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Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.03%)		2.45%	07/01/19	09/20/19	100,000,000	100,000,000
(SOFR + 0.03%)		2.45%	07/01/19	10/09/19	130,500,000	130,500,000
(3 mo. USD-LIBOR - 0.12%)		2.44%	08/12/19	11/12/19	246,750,000	246,750,000
(SOFR + 0.03%)		2.45%	07/01/19	12/06/19	112,900,000	112,900,000
(SOFR + 0.01%)		2.44%	07/01/19	02/21/20	76,000,000	76,000,000
(SOFR + 0.07%)		2.49%	07/01/19	03/27/20	215,000,000	215,000,000
(3 mo. USD-LIBOR - 0.14%)		2.47%	07/13/19	04/13/20	106,500,000	106,500,000
(3 mo. USD-LIBOR - 0.18%)		2.39%	08/08/19	05/08/20	20,000,000	19,995,756
(SOFR + 0.04%)		2.46%	07/01/19	05/08/20	125,000,000	125,000,000
(1 mo. USD-LIBOR - 0.02%)		2.37%	07/20/19	05/20/20	106,250,000	106,250,000
(1 mo. USD-LIBOR - 0.02%)		2.43%	07/03/19	06/03/20	128,500,000	128,500,000
(1 mo. USD-LIBOR - 0.02%)		2.42%	07/01/19	07/01/20	137,250,000	137,250,000
(SOFR + 0.04%)		2.46%	07/01/19	08/25/20	48,000,000	48,000,000
(SOFR + 0.05%)		2.47%	07/01/19	09/28/20	69,800,000	69,800,000
(SOFR + 0.11%)		2.54%	07/01/19	10/01/20	27,500,000	27,500,000
(1 mo. USD-LIBOR + 0.00%)		2.40%	07/26/19	10/26/20	331,450,000	331,458,647
(1 mo. USD-LIBOR - 0.01%)		2.40%	07/26/19	10/26/20	114,750,000	114,750,000
(SOFR + 0.11%)		2.53%	07/01/19	01/15/21	55,100,000	55,100,000
(SOFR + 0.12%)		2.54%	07/01/19	03/12/21	97,800,000	97,802,408
(SOFR + 0.10%)		2.52%	07/01/19	05/07/21	27,500,000	27,500,000
(SOFR + 0.08%)		2.50%	07/01/19	06/11/21	88,000,000	88,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(3 mo. USD-LIBOR - 0.17%)		2.43%		07/05/19	21,555,000	21,555,128
(SOFR + 0.03%)		2.45%	07/01/19	10/01/19	185,000,000	185,000,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.08%)		2.50%	07/01/19	10/30/20	116,000,000	116,007,023
Total Variable-Rate Obligations
(Cost $4,180,579,549)						4,180,579,549
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 45.1% of net assets
U.S. Government Agency Repurchase Agreements* 26.4%
BANK OF NOVA SCOTIA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $843,077,350, 2.33% - 7.00%, due 11/01/20 - 06/20/49)		2.47%		07/01/19	818,521,699	818,353,255
BARCLAYS BANK PLC
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $1,030,879,197, 2.50% - 12.18%, due 04/20/26 - 04/20/49)		2.51%		07/01/19	1,000,488,056	1,000,000,000
BMO CAPITAL MARKETS CORP
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $30,906,438, 2.83% - 5.50%, due 07/01/21 - 05/20/69)		2.50%		07/01/19	30,006,250	30,000,000
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Schwab Government Money Funds  |  Semiannual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $226,091,675, 0.00% - 8.50%, due 07/18/19 - 03/01/49)		2.50%		07/01/19	221,046,042	221,000,000
BOFA SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $231,750,000, 4.00%, due 10/01/47 - 04/01/49)		2.50%		07/01/19	225,046,875	225,000,000
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $154,500,000, 4.00% - 5.00%, due 05/20/44 - 05/20/49)		2.55%		07/01/19	150,031,875	150,000,000
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $257,500,000, 2.50% - 8.00%, due 03/20/26 - 06/20/49)		2.54%		07/01/19	250,052,917	250,000,000
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Government Agency Securities valued at $515,075,819, 2.50% - 6.50%, due 11/01/24 - 03/15/61)		2.65%		07/03/19	500,257,639	500,000,000
MIZUHO SECURITIES USA LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $341,960,000, 3.50% - 4.00%, due 04/01/34 - 10/01/48)		2.52%		07/01/19	332,069,720	332,000,000
RBC DOMINION SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $32,925,003, 0.00% - 4.50%, due 07/18/19 - 10/20/48)		2.50%		07/01/19	32,006,667	32,000,000
Issued 05/22/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $307,042,068, 2.25% - 4.50%, due 02/28/21 - 05/15/49)		2.40%		07/05/19	300,880,000	300,000,000
ROYAL BANK OF CANADA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $180,287,402, 2.50% - 5.00%, due 02/01/28 - 06/01/51)		2.49%		07/01/19	175,036,313	175,000,000
Issued 06/06/19, repurchase date 08/01/19 (Collateralized by U.S. Government Agency Securities valued at $179,889,088, 2.70% - 6.50%, due 07/15/28 - 07/25/49)		2.40%		07/05/19	174,336,400	174,000,000
Issued 06/13/19, repurchase date 07/15/19 (Collateralized by U.S. Government Agency Securities valued at $426,297,499, 2.42% - 6.50%, due 04/01/25 - 10/25/58)		2.40%		07/05/19	413,605,733	413,000,000
Issued 06/17/19, repurchase date 07/12/19 (Collateralized by U.S. Government Agency Securities valued at $103,170,951, 2.94% - 4.70%, due 10/01/28 - 04/01/49)		2.39%		07/05/19	100,119,500	100,000,000
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/19/19, repurchase date 07/12/19 (Collateralized by U.S. Government Agency Securities valued at $51,578,638, 2.84% - 4.70%, due 10/01/28 - 06/20/49)		2.39%		07/05/19	50,053,111	50,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $757,278,996, 2.32% - 6.74%, due 07/25/19 - 04/01/49)		2.52%		07/01/19	728,152,880	728,000,000
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Government Agency Securities valued at $379,788,219, 2.50% - 5.00%, due 12/01/28 - 01/01/49)		2.55%		07/03/19	365,180,979	365,000,000
						5,863,353,255
U.S. Treasury Repurchase Agreements 18.7%
BANK OF NOVA SCOTIA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $629,468,531, 0.13% - 6.63%, due 08/31/19 - 11/15/48)		2.45%		07/01/19	617,125,971	617,000,000
BARCLAYS BANK PLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $73,455,338, 1.75%, due 12/31/20)		2.50%		07/01/19	72,015,000	72,000,000
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $1,163,748,550, 1.25% - 3.00%, due 01/31/21 - 08/15/47)		2.40%		07/01/19	1,140,929,870	1,140,701,730
BNP PARIBAS SA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $479,499,134, 0.00% - 3.38%, due 07/18/19 - 08/15/46)		2.48%		07/01/19	470,097,133	470,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $550,913,917, 0.13% - 3.75%, due 04/15/22 - 05/15/44)		2.48%		07/01/19	540,111,600	540,000,000
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $510,000,021, 1.00% - 3.13%, due 07/31/19 - 02/15/47)		2.53%		07/01/19	500,105,417	500,000,000
Issued 06/19/19, repurchase date 12/19/19 (Collateralized by U.S. Treasury Securities valued at $153,092,276, 0.38% - 3.00%, due 05/31/20 - 02/15/48) (SOFR + 0.03%)	(a)	2.45%	07/01/19	09/26/19	151,010,625	150,000,000
ROYAL BANK OF CANADA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $357,073,512, 1.13% - 2.75%, due 09/30/20 - 01/15/21)		2.47%		07/01/19	350,072,042	350,000,000
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Schwab Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $311,164,829, 1.25% - 2.50%, due 07/01/19 - 02/15/45)		2.50%		07/01/19	305,063,542	305,000,000
						4,144,701,730
Total Repurchase Agreements
(Cost $10,008,054,985)						10,008,054,985
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable-rate security.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$12,384,379,537
Repurchase agreements, at cost and value (Note 2a)		10,008,054,985
Receivables:
Fund shares sold		120,060,473
Interest		27,782,931
Prepaid expenses	+	591,380
Total assets		22,540,869,306
Liabilities
Payables:
Investments bought		261,065,944
Investment adviser and administrator fees		5,173,693
Shareholder service fees		516,858
Independent trustees’ fees		10,031
Fund shares redeemed		62,805,420
Distributions to shareholders		15,238,515
Accrued expenses	+	799,380
Total liabilities		345,609,841
Net Assets
Total assets		22,540,869,306
Total liabilities	–	345,609,841
Net assets		$22,195,259,465
Net Assets by Source
Capital received from investors		22,195,259,465

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$11,362,300,205		11,362,162,387		$1.00
Investor Shares	$10,832,959,260		10,832,849,357		$1.00

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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$259,906,847
Expenses
Investment adviser and administrator fees		32,713,432
Shareholder service fees:
Sweep Shares		17,990,526
Investor Shares		6,904,893
Registration fees		430,403
Portfolio accounting fees		150,166
Shareholder reports		126,040
Custodian fees		117,024
Transfer agent fees		65,799
Professional fees		54,806
Independent trustees’ fees		43,262
Other expenses	+	118,685
Total expenses		58,715,036
Expense reduction by CSIM and its affiliates	–	5,482,366
Net expenses	–	53,232,670
Net investment income		206,674,177
Increase in net assets resulting from operations		$206,674,177
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$206,674,177	$255,713,787
Net realized gains	+	—	220,847
Increase in net assets from operations		206,674,177	255,934,634
Distributions to Shareholders
Sweep Shares		(109,899,944)	(195,679,650)
Investor Shares	+	(96,774,233)	(60,062,321)
Total distributions		($206,674,177)	($255,741,971)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		40,931,773,700	95,802,789,585
Investor Shares	+	10,484,831,127	13,491,195,200
Total shares sold		51,416,604,827	109,293,984,785
Shares Reinvested
Sweep Shares		102,514,549	195,662,792
Investor Shares	+	65,328,978	44,119,643
Total shares reinvested		167,843,527	239,782,435
Shares Redeemed
Sweep Shares		(40,996,974,198)	(109,997,660,483)
Investor Shares	+	(7,588,669,077)	(7,026,283,536)
Total shares redeemed		(48,585,643,275)	(117,023,944,019)
Net transactions in fund shares		2,998,805,079	(7,490,176,799)
Net Assets
Beginning of period		19,196,454,386	26,686,438,522
Total increase or decrease	+	2,998,805,079	(7,489,984,136)
End of period		$22,195,259,465	$19,196,454,386
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19*– 6/30/19	1/17/18 [1]– 12/31/18
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.02
Net realized and unrealized gains (losses)	0.00 [3]	(0.01) [4]
Total from investment operations	0.01	0.01
Less distributions:
Distributions from net investment income	(0.01)	(0.01)
Distributions from net realized gains	—	(0.00) [3]
Total distributions	(0.01)	(0.01)
Net asset value at end of period	$1.00	$1.00
Total return	1.01% [5]	1.40% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6]	0.35% [6]
Gross operating expenses	0.50% [6]	0.49% [6]
Net investment income (loss)	2.04% [6]	1.64% [6]
Net assets, end of period (x 1,000,000)	$4,898	$3,414

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Not annualized.
6
Annualized.
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 115.1% of net assets
U.S. Treasury Debt 115.1%
UNITED STATES TREASURY		2.30%		07/02/19	31,113,000	31,111,012
		2.32%		07/02/19	1,100,000,000	1,099,929,136
		2.34%		07/02/19	4,395,000	4,394,716
		2.37%		07/05/19	15,981,000	15,976,813
		2.30%		07/09/19	150,000,000	149,923,500
		2.31%		07/09/19	650,000,000	649,666,333
		2.09%		07/16/19	36,000	35,969
		2.11%		07/16/19	2,675,000	2,672,648
		2.12%		07/16/19	40,000,000	39,964,700
		2.20%		07/16/19	400,000,000	399,633,427
		2.25%		07/16/19	500,000,000	499,532,292
		2.11%		07/23/19	75,000,000	74,903,635
		2.14%		07/23/19	600,000,000	599,215,150
		2.29%		07/23/19	70,000,000	69,902,467
		2.10%		07/30/19	500,000,000	499,183,139
		2.11%		07/30/19	500,000,000	499,180,416
		2.13%		07/30/19	75,000,000	74,875,750
		0.88%		07/31/19	107,000,000	106,868,855
		1.38%		12/15/19	182,000,000	181,295,323
		1.13%		12/31/19	64,000,000	63,587,887
		1.63%		12/31/19	100,737,000	100,439,017
		1.88%		12/31/19	49,000,000	48,867,920
		1.38%		01/15/20	225,000,000	223,941,178
		1.25%		01/31/20	65,000,000	64,599,648
		1.38%		01/31/20	36,804,000	36,593,343
		2.00%		01/31/20	94,000,000	93,854,954
		1.38%		02/29/20	8,082,000	8,048,169
Total Fixed-Rate Obligations
(Cost $5,638,197,397)						5,638,197,397

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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 6.4% of net assets
U.S. Treasury Debt 6.4%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.00%)		2.10%	07/01/19	01/31/20	34,000,000	33,988,720
(3 mo. Treasury Money Market Yield + 0.03%)		2.13%	07/01/19	04/30/20	51,000,000	50,971,096
(3 mo. Treasury Money Market Yield + 0.04%)		2.14%	07/01/19	07/31/20	154,000,000	153,919,806
(3 mo. Treasury Money Market Yield + 0.12%)		2.21%	07/01/19	01/31/21	72,500,000	72,449,789
Total Variable-Rate Obligations
(Cost $311,329,411)						311,329,411
3 mo. U.S. Treasury Money Market Yield - The reference rate is the weekly auction stop for the 3 month U.S. Treasury Bill.

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$5,949,526,808
Receivables:
Investments sold		15,000,000
Fund shares sold		29,899,833
Interest		6,302,759
Prepaid expenses	+	215,797
Total assets		6,000,945,197
Liabilities
Payables:
Investments bought		1,073,239,306
Investment adviser and administrator fees		1,200,076
Shareholder service fees		6,388
Independent trustees’ fees		4,587
Fund shares redeemed		24,423,179
Distributions to shareholders		3,386,057
Accrued expenses	+	447,843
Total liabilities		1,102,707,436
Net Assets
Total assets		6,000,945,197
Total liabilities	–	1,102,707,436
Net assets		$4,898,237,761
Net Assets by Source
Capital received from investors		4,898,204,613
Total distributable earnings		33,148

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$4,898,237,761		4,897,364,868		$1.00

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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$59,601,632
Expenses
Investment adviser and administrator fees		8,159,333
Shareholder service fees:
Sweep Shares[1]		1,268,812
Investor Shares		3,120,932
Registration fees		231,786
Portfolio accounting fees		65,847
Shareholder reports		53,231
Professional fees		47,425
Custodian fees		32,866
Independent trustees’ fees		26,296
Transfer agent fees		21,244
Other expenses	+	56,334
Total expenses		13,084,106
Expense reduction by CSIM and its affiliates	–	3,475,775
Net expenses	–	9,608,331
Net investment income		49,993,301
Realized Gains (Losses)
Net realized gains on investments		33,148
Increase in net assets resulting from operations		$50,026,449
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Government Money Funds  |  Semiannual Report
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$49,993,301	$131,125,914
Net realized gains	+	33,148	112,999
Increase in net assets from operations		50,026,449	131,238,913
Distributions to Shareholders1,2
Sweep Shares		(7,599,203)	(106,330,852)
Investor Shares	+	(42,394,098)	(24,821,392)
Total distributions		($49,993,301)	($131,152,244)
Transactions in Fund Shares*,1,2
Shares Sold
Sweep Shares		2,172,193,014	34,205,148,408
Investor Shares	+	4,924,004,244	5,385,048,230
Total shares sold		7,096,197,258	39,590,196,638
Shares Reinvested
Sweep Shares		7,437,144	106,316,569
Investor Shares	+	27,720,205	18,596,314
Total shares reinvested		35,157,349	124,912,883
Shares Redeemed
Sweep Shares		(6,174,391,422)	(45,853,787,196)
Investor Shares	+	(3,467,801,621)	(1,990,202,504)
Total shares redeemed		(9,642,193,043)	(47,843,989,700)
Net transactions in fund shares		(2,510,838,436)	(8,128,880,179)
Net Assets
Beginning of period		7,409,043,049	15,537,836,559
Total decrease	+	(2,510,805,288)	(8,128,793,510)
End of period		$4,898,237,761	$7,409,043,049
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Investor Shares commenced operations on January 17, 2018.
[2]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [2]	0.02 [2]	0.01 [2]	0.00 [2],[3]	– [2]	—
Net realized and unrealized gains (losses)	0.00 [3]	(0.01) [4]	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.01	0.01	0.01	0.00 [3]	0.00 [3]	(0.00) [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.01)	(0.00) [3]	—	—
Distributions from net realized gains	—	—	(0.00) [3]	—	—	—
Total distributions	(0.01)	(0.01)	(0.01)	(0.00) [3]	—	—
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.04% [5]	1.51%	0.58%	0.06%	—	—
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6]	0.35%	0.33% [7],[8]	0.30% [7]	0.12% [7]	0.07% [7]
Gross operating expenses	0.48% [6]	0.49%	0.54%	0.58%	0.59%	0.60%
Net investment income (loss)	2.09% [6]	1.57%	0.65%	0.11%	0.00%	0.00%
Net assets, end of period (x 1,000,000)	$9,372	$7,545	$3,125	$692	$51	$60

*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
5
Not annualized.
6
Annualized.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
8
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
27
Schwab Government Money Funds  |  Semiannual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 14.8% of net assets
U.S. Treasury Debt 14.8%
UNITED STATES TREASURY		0.75%		07/15/19	125,000,000	124,918,323
		1.38%		12/15/19	100,000,000	99,615,449
		1.13%		12/31/19	207,400,000	206,068,605
		1.63%		12/31/19	82,000,000	81,737,610
		1.88%		12/31/19	374,000,000	373,055,320
		1.25%		01/31/20	250,000,000	248,345,857
		1.38%		01/31/20	67,000,000	66,600,889
		2.00%		01/31/20	186,000,000	185,711,039
Total Fixed-Rate Obligations
(Cost $1,386,053,092)						1,386,053,092

Variable-Rate Obligations 10.1% of net assets
U.S. Treasury Debt 10.1%
UNITED STATES TREASURY
(3 mo. Treasury Money Market Yield + 0.00%)		2.10%	07/01/19	01/31/20	66,000,000	65,978,104
(3 mo. Treasury Money Market Yield + 0.03%)		2.13%	07/01/19	04/30/20	99,000,000	98,943,892
(3 mo. Treasury Money Market Yield + 0.04%)		2.14%	07/01/19	07/31/20	562,000,000	561,706,345
(3 mo. Treasury Money Market Yield + 0.05%)		2.14%	07/01/19	10/31/20	75,000,000	74,938,203
(3 mo. Treasury Money Market Yield + 0.12%)		2.21%	07/01/19	01/31/21	143,300,000	143,202,472
Total Variable-Rate Obligations
(Cost $944,769,016)						944,769,016
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 72.5% of net assets
U.S. Treasury Repurchase Agreements 72.5%
BANK OF MONTREAL
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $17,343,584, 1.88% - 3.13%, due 07/31/20 - 11/15/41)		2.48%		07/01/19	17,003,513	17,000,000
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $306,063,314, 0.63% - 3.00%, due 01/15/20 - 05/15/45)		2.48%		07/01/19	300,062,000	300,000,000
Issued 06/12/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury Securities valued at $511,020,102, 0.00% - 4.25%, due 08/15/19 - 05/15/48)		2.40%		07/05/19	500,766,667	500,000,000
BANK OF NOVA SCOTIA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $118,344,213, 0.13% - 2.00%, due 12/31/20 - 01/15/26)		2.45%		07/01/19	116,023,683	116,000,000
BARCLAYS BANK PLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $3,051,224, 3.75%, due 11/15/43)		2.40%		07/01/19	2,991,303	2,990,705
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $698,845,653, 1.13% - 5.00%, due 02/28/21 - 02/15/43)		2.50%		07/01/19	685,142,708	685,000,000
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $255,123,960, 2.13% - 2.50%, due 08/15/21 - 03/31/23)		2.50%		07/01/19	250,121,528	250,000,000
BARCLAYS CAPITAL INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $51,000,001, 2.50%, due 02/15/46)		2.50%		07/01/19	50,010,417	50,000,000
BNP PARIBAS SA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $721,289,074, 0.13% - 3.00%, due 05/31/20 - 02/15/48)		2.48%		07/01/19	707,146,113	707,000,000
Issued 06/20/19, repurchase date 08/13/19 (Collateralized by U.S. Treasury Securities valued at $716,495,453, 0.00% - 8.13%, due 07/18/19 - 02/15/48)		2.33%		07/05/19	700,679,583	700,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $336,669,576, 2.13% - 3.63%, due 05/31/23 - 02/15/44)		2.48%		07/01/19	330,068,200	330,000,000
GOLDMAN SACHS & CO LLC
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Treasury Securities valued at $408,000,038, 0.00% - 0.88%, due 07/05/19 - 02/15/47)		2.50%		07/02/19	400,194,444	400,000,000
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $510,000,068, 1.38% - 3.00%, due 01/31/21 - 05/15/45)		2.53%		07/01/19	500,105,417	500,000,000
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $357,000,054, 0.13% - 6.00%, due 08/15/20 - 02/15/26)		2.53%		07/01/19	350,073,792	350,000,000
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Treasury Securities valued at $459,095,706, 0.00% - 8.75%, due 07/15/19 - 05/15/49)		2.50%		07/02/19	450,218,750	450,000,000
RBC DOMINION SECURITIES INC
Issued 05/24/19, repurchase date 07/24/19 (Collateralized by U.S. Treasury Securities valued at $256,032,690, 0.00% - 3.13%, due 07/18/19 - 08/15/45)		2.39%		07/05/19	250,697,083	250,000,000
Issued 05/22/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury Securities valued at $153,518,101, 0.13% - 2.88%, due 04/15/20 - 05/15/43)		2.39%		07/05/19	150,438,167	150,000,000
ROYAL BANK OF CANADA
Issued 06/17/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury Securities valued at $102,167,926, 0.13% - 2.13%, due 07/15/22 - 03/31/24)		2.37%		07/05/19	100,118,500	100,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $956,959,336, 0.00% - 3.00%, due 11/30/19 - 05/15/47)		2.50%		07/01/19	938,195,417	938,000,000
Total Repurchase Agreements
(Cost $6,795,990,705)						6,795,990,705
3 mo. U.S. Treasury Money Market Yield - The reference rate is the weekly auction stop for the 3 month U.S. Treasury Bill.

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$2,330,822,108
Repurchase agreements, at cost and value (Note 2a)		6,795,990,705
Receivables:
Investments sold		246,000,000
Fund shares sold		77,887,679
Interest		18,402,648
Prepaid expenses	+	225,197
Total assets		9,469,328,337
Liabilities
Payables:
Investment adviser and administrator fees		2,308,563
Shareholder service fees		20,654
Independent trustees’ fees		2,702
Fund shares redeemed		88,062,960
Distributions to shareholders		6,823,247
Accrued expenses	+	234,302
Total liabilities		97,452,428
Net Assets
Total assets		9,469,328,337
Total liabilities	–	97,452,428
Net assets		$9,371,875,909
Net Assets by Source
Capital received from investors		9,371,862,558
Total distributable earnings		13,351

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$9,371,875,909		9,371,849,411		$1.00

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Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$107,553,711
Expenses
Investment adviser and administrator fees		14,254,889
Shareholder service fees:
Sweep Shares[1]		61,323
Investor Shares		6,581,968
Registration fees		168,862
Portfolio accounting fees		86,744
Custodian fees		55,204
Professional fees		30,541
Transfer agent fees		28,985
Independent trustees’ fees		25,502
Shareholder reports		15,460
Other expenses	+	32,096
Total expenses		21,341,574
Expense reduction by CSIM and its affiliates	–	5,861,002
Net expenses	–	15,480,572
Net investment income		92,073,139
Realized Gains (Losses)
Net realized gains on investments		13,351
Increase in net assets resulting from operations		$92,086,490
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$92,073,139	$78,790,590
Net realized gains	+	13,351	1,156
Increase in net assets from operations		92,086,490	78,971,746
Distributions to Shareholders1
Sweep Shares		(377,268)	(4,631,083)
Investor Shares	+	(91,696,353)	(74,339,507)
Total distributions		($92,073,621)	($78,970,590)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		114,290,563	2,181,721,325
Investor Shares	+	9,794,054,237	13,037,354,089
Total shares sold		9,908,344,800	15,219,075,414
Shares Reinvested
Sweep Shares		376,015	4,631,084
Investor Shares	+	56,684,658	48,845,278
Total shares reinvested		57,060,673	53,476,362
Shares Redeemed
Sweep Shares		(300,236,869)	(2,692,932,818)
Investor Shares	+	(8,023,424,398)	(8,666,193,809)
Total shares redeemed		(8,323,661,267)	(11,359,126,627)
Net transactions in fund shares		1,641,744,206	3,913,425,149
Net Assets
Beginning of period		7,730,118,834	3,816,692,529
Total increase	+	1,641,757,075	3,913,426,305
End of period		$9,371,875,909	$7,730,118,834
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Government Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab Government Money Fund offers two share classes: Sweep Shares and Investor Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer one share class, Investor Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Effective April 10, 2019, the Sweep Shares of the Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund were liquidated.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2019, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2019, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$10,008,054,985
Schwab Treasury Obligations Money Fund	6,795,990,705
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the
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Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Market Fund and Schwab Treasury Obligations Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when a fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2019, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Government Money Fund	0.31%
Schwab U.S. Treasury Money Fund	0.33%
Schwab Treasury Obligations Money Fund	0.32%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of a fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares*	0.15%	0.15%
Investor Shares	0.15%	n/a
Schwab U.S. Treasury Money Fund
Sweep Shares**	0.15%	0.15%
Investor Shares	0.15%	n/a
Schwab Treasury Obligations Money Fund
Sweep Shares**	0.15%	0.15%
Investor Shares	0.15%	n/a
* Effective July 1, 2019, the sweep administration fee of the Schwab Government Money Fund was reduced to 0.10%.
** Effective April 10, 2019, Sweep Shares of the Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund were liquidated.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares	0.70%
Investor Shares	0.35%
Schwab U.S. Treasury Money Fund
Sweep Shares**	0.55%
Investor Shares	0.35%
Schwab Treasury Obligations Money Fund
Sweep Shares**	0.60%
Investor Shares	0.35%
** Effective April 10, 2019, Sweep Shares of the Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund were liquidated.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2019, the tax basis cost of the funds’ investments was as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Tax cost	$22,392,434,522	$5,949,526,808	$9,126,812,813
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2018, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2019. The tax-basis components of distributions paid during the year ended December 31, 2018, were as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund
Ordinary income	$255,741,971	$131,152,244	$78,970,590
As of December 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab and considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit the Funds and certain of their shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the

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resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and each Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees noted that CSIM had proposed, and the Board had approved, a reduction in the fee paid by the Schwab Government Money Fund’s Sweep Shares for sweep administration services. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefits from economies of scale.

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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
47
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

48
Schwab Government Money Funds  |  Semiannual Report

Schwab Government Money Funds
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

49
Schwab Government Money Funds  |  Semiannual Report

Notes

Notes

Schwab Government Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR32957-14
00231827

Semiannual Report  |  June 30, 2019
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Amid the numerous headlines catching the attention of investors in recent months, one big story has been a substantial shift in interest rate expectations. As late as the end of 2018, most observers were predicting that the Federal Reserve (Fed) would continue to raise rates in 2019. How quickly things change. By June 2019, the outlook had reversed entirely as Fed policy makers cited uncertainty about the economy. Although the Fed left interest rates unchanged at their June meeting, markets were signaling that rates will likely be cut by the end of this year. (Following the end of the period, at their July meeting, the Fed cut interest rates by 0.25%.)
It’s a good reminder that the direction of interest rates is never a certainty, even if an economist or analyst might seem very confident when discussing the matter on any given day. While investors in money market funds should understand the impact of a potential rate cut—generally, when interest rates fall, money market funds deliver lower yields—municipal (muni) money market fund yields can also be impacted by a number of other factors such as seasonal influences and shifts in supply and demand.
At Charles Schwab Investment Management, we believe that money market funds can play an important role in an investor’s portfolio, whether as a temporary place to hold cash or as a dedicated asset class. Designed to offer stability of capital, liquidity, and current income, the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund are examples of our commitment to providing a straightforward lineup of core investment products and solutions that can help investors pursue a strategy that’s right for their needs. The funds are actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. Our team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. And, with no investment minimums on the funds’ Investor Shares, the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund can help investors realize the benefits of professional money management without the typical barriers to entry.
Since we launched our first funds more than 25 years ago, Charles Schwab Investment Management has grown to become one of the largest providers of money market funds in the country—all while staying focused on what investors need and want to help them achieve long-term success. And, although we can’t take all of the surprises out of investing, we can continue to work hard to provide straightforward products and solutions that can help investors build a portfolio that is positioned to help weather the inevitable market ups and downs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ And, with no investment minimums on the funds’ Investor Shares, the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund can help investors realize the benefits of professional money management without the typical barriers to entry.”
Management views may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, yields on muni bonds fell as demand in the muni bond market remained unusually strong amid escalating trade tensions, modestly weaker economic data, and a more dovish Federal Reserve (Fed). Following four 0.25% rate hikes in 2018, the Fed held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Over the period, equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
The shift in the Fed’s anticipated monetary policy, along with seasonal influences specific to muni money market securities, such as tax payments and seasonal note issuance, led to significant volatility for short-term muni money market fund yields due to shifting supply and demand over the reporting period. Reflecting this volatile environment, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between 1.28% and 2.30%, and ended the reporting period at 1.90%.
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, as well as seasonal influences unique to muni money market funds, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 23 days and ending at 35 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	35 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Investor Shares	Ultra Shares
Ticker Symbol	SWTXX	SWOXX
Minimum Initial Investment[1]	None	$1,000,000
Seven-Day Yield (with waivers)[2]	1.54%	1.69%
Seven-Day Yield (without waivers)[2]	1.41%	1.56%
Seven-Day Effective Yield (with waivers)[2]	1.56%	1.71%
Seven-Day Taxable Equivalent Effective Yield[2,3]	2.63%	2.89%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, yields on muni bonds fell as demand in the muni bond market remained unusually strong amid escalating trade tensions, modestly weaker economic data, and a more dovish Federal Reserve (Fed). Following four 0.25% rate hikes in 2018, the Fed held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Over the period, equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
The shift in the Fed’s anticipated monetary policy, along with seasonal influences specific to muni money market securities, such as tax payments and seasonal note issuance, led to significant volatility for short-term muni money market fund yields due to shifting supply and demand over the reporting period. Reflecting this volatile environment, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between 1.28% and 2.30%, and ended the reporting period at 1.90%.
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, as well as seasonal influences unique to muni money market funds, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 23 days and ending at 36 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	36 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab AMT Tax-Free Money Fund
Investor Shares
Ticker Symbol	SWWXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.53%
Seven-Day Yield (without waivers)[2]	1.35%
Seven-Day Effective Yield (with waivers)[2]	1.54%
Seven-Day Taxable Equivalent Effective Yield[2,3]	2.60%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2019 and held through June 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/19	Ending Account Value (Net of Expenses) at 6/30/19	Expenses Paid During Period 1/1/19-6/30/19[2]
Schwab Municipal Money Fund
Investor Shares
Actual Return	0.34%	$1,000.00	$1,006.70	$1.69
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.11	$1.71
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,007.50	$0.94
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95
Schwab AMT Tax-Free Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,006.60	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

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Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [2]	0.01 [2]	0.00 [2],[3]	0.00 [2],[3]	0.00 [2],[3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.67% [4]	1.15%	0.48%	0.12%	0.03%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.34% [5]	0.34%	0.42% [6]	0.34% [7]	0.08% [7]	0.09% [7]
Gross operating expenses	0.48% [5]	0.48%	0.53%	0.55%	0.55%	0.55%
Net investment income (loss)	1.35% [5]	1.17%	0.50%	0.12%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$2,630	$2,735	$822	$519	$548	$621

Ultra Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17[8],[9]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [2]	0.01 [2]	0.01 [2]	0.00 [2],[3]	0.00 [2],[3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	—	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.75% [4]	1.30%	0.67%	0.27%	0.03%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [5]	0.19%	0.22% [6]	0.20% [7]	0.08% [7]	0.09% [7]
Gross operating expenses	0.33% [5]	0.33%	0.47%	0.55%	0.55%	0.55%
Net investment income (loss)	1.49% [5]	1.31%	0.71%	0.32%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$12,270	$12,748	$5,832	$2,020	$823	$1,037
*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
8
Effective November 17, 2017, the Select Shares merged into Ultra Shares.
9
Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 26.8% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		1.80%		08/05/19	67,400,000	67,400,000
CP		1.47%		10/03/19	9,500,000	9,500,000
						76,900,000
Arizona 0.0%
Regional Public Transportation Auth
Transportation Excise Tax Refunding RB Series 2009A (ESCROW)		5.00%		07/01/19	4,465,000	4,465,000
California 2.4%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.67%		09/04/19	28,000,000	28,000,000
RB (Kaiser Permanente) Series 2006E		1.50%		10/03/19	27,000,000	27,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.67%		09/04/19	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004E		1.44%		10/10/19	18,490,000	18,490,000
RB (Kaiser Permanente) Series 2004E		1.40%		11/05/19	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004I		1.67%		09/04/19	34,610,000	34,610,000
RB (Kaiser Permanente) Series 2004I		1.50%		10/03/19	8,500,000	8,500,000
RB (Kaiser Permanente) Series 2004K		1.50%		10/03/19	10,090,000	10,090,000
RB (Kaiser Permanente) Series 2004K		1.40%		11/05/19	36,710,000	36,710,000
RB (Kaiser Permanente) Series 2004K		1.45%		11/06/19	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2006D		1.78%		08/08/19	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2009B-1		1.79%		08/06/19	13,000,000	13,000,000
RB (Kaiser Permanente) Series 2009B-4		1.79%		08/06/19	40,000,000	40,000,000
RB (Kaiser Permanente) Series 2009B2		1.67%		09/03/19	27,000,000	27,000,000
RB (Kaiser Permanente) Series 2009B3		1.79%		08/06/19	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B3		1.67%		09/03/19	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2009B3		1.65%		09/05/19	16,900,000	16,900,000
RB (Kaiser Permanente) Series 2009B5		1.77%		08/07/19	6,250,000	6,251,949

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Kaiser Permanente) Series 2009B6		1.79%		08/07/19	7,000,000	7,000,000
						350,001,949
Colorado 0.0%
Univ of Colorado
CP Notes Series A1		1.40%		07/02/19	3,920,000	3,920,000
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.54%		07/01/19	14,930,000	14,930,000
District of Columbia 0.4%
District of Columbia
GO CP BAN Series 2019 (LOC: BARCLAYS BANK PLC)		1.55%		07/16/19	13,550,000	13,550,000
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.48%	08/15/19	02/28/20	45,000,000	45,000,000
						58,550,000
Florida 2.5%
Florida Dept of Transportation
Turnpike RB Series 2013C		5.00%		07/01/19	5,000,000	5,000,000
Florida Development Finance Corp
Surface Transportation Facility RB(Virgin Trains USA) Series 2019B (ESCROW)		1.90%		03/17/20	84,000,000	84,000,000
Florida Local Government Finance Commission
CP Series A1&B1		1.75%		07/03/19	37,320,000	37,320,000
Hillsborough Cnty
CP Notes Series A (LIQ: MUFG UNION BANK NA)		1.68%		07/18/19	7,500,000	7,500,000
CP Notes Series A&B (LIQ: MUFG UNION BANK NA)		1.68%		07/25/19	4,600,000	4,600,000
CP Notes Series A&B (LIQ: MUFG UNION BANK NA)		1.58%		08/29/19	2,500,000	2,500,000
Jacksonville
CP Notes Series A (LOC: BANK OF AMERICA NA)		1.46%		09/04/19	24,200,000	24,200,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		1.44%		08/05/19	20,000,000	20,000,000
Miami-Dade Cnty
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.84%		07/29/19	7,000,000	7,000,000
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.52%		10/03/19	31,500,000	31,500,000
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.52%		10/16/19	34,500,000	34,500,000
Water & Sewer System CP Notes Series A1 (LOC: BARCLAYS BANK PLC)		1.55%		07/16/19	21,700,000	21,700,000
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.49%		08/14/19	21,000,000	21,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.47%		09/09/19	49,255,000	49,255,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.50%		10/10/19	22,000,000	22,000,000
						372,075,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 0.6%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		1.85%		07/02/19	158,000	158,000
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		1.89%		07/02/19	2,967,000	2,967,000
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		1.95%		07/02/19	137,000	137,000
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		2.00%		07/02/19	4,550,000	4,550,000
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		1.58%		07/01/19	13,000,000	13,000,000
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		1.63%		07/01/19	60,816,000	60,816,000
						81,628,000
Idaho 1.1%
Idaho
TAN 2019	a	3.00%		06/30/20	165,000,000	167,768,700
Illinois 0.6%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.43%		07/02/19	11,029,000	11,029,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.45%		08/02/19	22,000,000	22,000,000
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.47%		09/04/19	25,000,000	25,000,000
RB (Silver Cross Hospital) Series 2009 (ESCROW)		6.88%		08/15/19	12,000,000	12,073,393
RB (Univ Of Chicago) Series 1998B		1.88%		02/13/20	14,000,000	14,000,000
						84,102,393
Iowa 0.0%
Waterloo Community SD
Sales & Use Refunding RB Series 2011A (ESCROW)		5.00%		07/01/19	3,560,000	3,560,000
Kentucky 0.9%
Kentucky Asset/Liability Commission
TRAN 2019A	a	3.00%		06/25/20	64,210,000	65,181,497
Louisville & Jefferson Cnty Metro Sewer District
BAN 2018		4.00%		11/01/19	26,500,000	26,668,669
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.62%		07/01/19	10,000,000	10,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.72%		07/01/19	10,000,000	10,000,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.55%		07/03/19	3,300,000	3,300,000
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.65%		08/30/19	14,000,000	14,000,000
CP Series A1 (LIQ: BANK OF AMERICA NA)		1.52%		08/02/19	5,000,000	5,000,000
						134,150,166
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.60%		10/24/19	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		2.00%		03/15/20	20,000,000	20,000,000
						30,000,000
Maryland 0.2%
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2010 (ESCROW)		5.00%		07/01/19	4,070,000	4,070,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		1.43%		09/03/19	20,000,000	20,000,000
						24,070,000
Massachusetts 1.1%
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: TD BANK NA)		1.48%		10/02/19	40,000,000	40,000,000
Massachusetts Development Finance Agency
RB (Partners Healthcare) Series 2012L		5.00%		07/01/19	300,000	300,000
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		1.64%		07/03/19	6,115,000	6,114,928
RB (Partners HealthCare)Series 2008H2		1.43%		07/09/19	14,040,000	14,040,000
Revenue Notes (Harvard Univ) Series EE		1.77%		07/09/19	30,000,000	30,000,000
Massachusetts Port Auth
CP Notes Series 2012B (LOC: TD BANK NA)		1.73%		09/12/19	14,500,000	14,500,000
Somerville
BAN Series B		2.00%		10/25/19	44,000,000	44,081,664
Univ of Massachusetts Building Auth
CP Notes Series 2013A-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.55%		10/23/19	6,600,000	6,600,000
CP Notes Series 2013B1 (LIQ: US BANK NATIONAL ASSOCIATION)		1.53%		10/23/19	4,000,000	4,000,000
						159,636,592
Michigan 0.4%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.43%		09/03/19	14,500,000	14,500,000
Univ of Michigan
CP Notes Series K-1		1.40%		09/04/19	17,000,000	17,000,000
Extendable CP Notes Series K2		1.64%	08/01/19	01/28/20	8,325,000	8,325,000
Extendible CP Notes Series K2		1.65%	07/08/19	01/03/20	24,000,000	24,000,000
						63,825,000
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		2.00%		08/01/19	12,840,000	12,840,000
Missouri 0.2%
Univ of Missouri
CP Series A		1.68%		09/03/19	35,835,000	35,835,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 0.4%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.64%		08/01/19	13,280,000	13,280,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.64%		08/02/19	45,000,000	44,987,294
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		1.69%		07/01/19	4,000,000	4,000,000
						62,267,294
New Jersey 0.6%
Burlington Cnty
BAN 2018B		2.75%		04/17/20	10,000,000	10,084,430
Dover
BAN 2019A		3.00%		05/29/20	20,650,000	20,928,296
Hudson Cnty
BAN 2018		4.00%		12/10/19	16,045,000	16,191,464
BAN Series 2019B1		3.00%		05/22/20	1,339,000	1,355,669
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2018C1		3.00%		10/03/19	5,537,000	5,551,114
Jersey City
BAN Series 2019B		2.00%		06/18/20	29,183,515	29,341,297
						83,452,270
New York 3.2%
Albany City SD
BAN Series 2019A		2.75%		03/27/20	17,000,000	17,116,951
Albany Cnty
BAN Series 2019A		2.75%		11/21/19	24,888,690	25,013,893
Amityville UFSD
BAN 2019		2.25%		06/19/20	28,400,000	28,620,575
Brewster CSD
BAN 2018		3.00%		07/12/19	39,346,793	39,361,473
BAN 2019	a	2.00%		07/10/20	16,852,046	16,958,382
Broadalbin-Perth CSD
BAN 2019		2.25%		06/19/20	10,450,000	10,528,141
Clarkstown CSD
BAN 2018		3.00%		07/26/19	11,000,000	11,009,177
Corning City SD
BAN Series 2019A		2.25%		06/18/20	19,000,000	19,145,349
Croton Harmon UFSD
BAN 2019		2.50%		06/12/20	8,275,000	8,354,613
East Islip UFSD
BAN 2018		3.00%		10/10/19	3,266,044	3,274,665
Fairpoint CSD
GO BANs 2018		3.25%		07/19/19	7,924,000	7,929,213
Greece Central school District NY
BAN Series 2019		2.25%		06/26/20	7,500,000	7,558,687
Hampton Bays UFSD
TAN 2019-2020	a	2.25%		06/19/20	12,000,000	12,089,400

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Horseheads CSD
BAN 2019		2.25%		06/25/20	11,000,000	11,085,908
Island Trees UFSD
BAN 2018		2.75%		05/29/20	3,000,000	3,031,694
Lancaster CSD
BAN 2019		2.50%		06/12/20	19,000,000	19,182,839
Liverpool CSD
Go BAN 2019		2.25%		06/26/20	14,225,000	14,336,990
Middletown
BAN 2018A		3.50%		08/28/19	10,000,000	10,025,584
Minisink Valley CSD
BAN 2019		2.25%		06/26/20	1,804,539	1,818,389
New York City Housing Development Corp
M/F Housing RB Series 2019C		1.63%		01/15/20	10,000,000	10,000,000
New York State Power Auth
CP Series 2		1.64%		08/08/19	26,393,000	26,393,000
CP Series 2		1.46%		10/03/19	12,000,000	12,000,000
North Colonie Central School District
GO BAN 2019	a	2.25%		07/17/20	27,230,000	27,468,263
North Tonawanda SD
BAN 2018		3.25%		08/23/19	10,000,000	10,020,387
Port Auth of New York & New Jersey
CP Series A		1.88%		07/11/19	10,145,000	10,145,000
CP Series B		1.80%		09/18/19	8,570,000	8,570,000
Port Chester-Rye UFSD
BAN 2019		2.50%		06/12/20	22,000,000	22,201,203
Port Washington UFSD
BAN 2018		4.00%		08/07/19	10,000,000	10,022,362
Queensbury UFSD
BAN 2019	a	2.25%		07/10/20	28,000,000	28,242,200
Ravena-Coeymans-Selkirk CSD
GO BAN 2018		4.00%		08/16/19	10,000,000	10,027,235
Valley CSD
BAN 2019		2.25%		06/19/20	18,286,972	18,427,233
West Hempstead UFSD
BAN 2019		2.25%		06/12/20	3,000,000	3,022,132
West Islip UFSD
BAN 2018		3.25%		07/24/19	11,000,000	11,010,078
						473,991,016
Ohio 0.4%
Franklin Cnty
RB (Trinity Health) Series 2013-OH		1.75%		08/01/19	8,700,000	8,700,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.62%		07/16/19	25,000,000	25,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.44%		08/01/19	12,780,000	12,780,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		1.44%		08/01/19	16,920,000	16,920,000
						63,400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pennsylvania 0.1%
Pennsylvania
GO Bonds Series 2012		5.00%		07/01/19	1,090,000	1,090,000
Pennsylvania State Univ
Refunding RB Series 2009B		1.58%		06/01/20	7,100,000	7,100,000
Philadelphia
Airport Revenue CP Series A2&B2 (LOC: PNC BANK NATIONAL ASSOCIATION)		1.65%		07/24/19	3,800,000	3,800,000
						11,990,000
South Carolina 0.3%
Georgetown Cnty SD
BAN Series 2019		3.00%		06/19/20	50,000,000	50,762,648
Tennessee 0.7%
Memphis
GO CP Series A (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.40%		09/04/19	10,000,000	10,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.77%		08/05/19	7,100,000	7,100,000
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.65%		09/05/19	25,000,000	25,000,000
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.50%		11/05/19	25,000,000	25,000,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.77%		08/05/19	7,700,000	7,700,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.48%		10/02/19	5,000,000	5,000,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.50%		11/05/19	14,680,000	14,680,000
Water & Sewer Revenue CP Series A (LOC: STATE STREET BANK AND TRUST COMPANY)		1.54%		09/04/19	15,000,000	15,000,000
						109,480,000
Texas 8.7%
Alief ISD
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,270,000	1,289,467
Allen ISD
ULT Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	3,570,000	3,646,685
Brownsville
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		1.85%		09/12/19	7,000,000	7,000,000
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		1.83%		09/16/19	8,200,000	8,200,000
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		1.50%		11/07/19	13,000,000	13,000,000
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.83%		07/02/19	6,300,000	6,300,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		1.57%		09/12/19	20,000,000	20,000,000
Dallas ISD
ULT GO Refunding Bonds Series 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	2,250,000	2,298,331
Deaf Smith Cnty Hospital District
GO Bonds Series 2010A (ESCROW)		6.50%		03/01/20	4,000,000	4,130,917

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Graham ISD
ULT Refunding Bonds Series 2013B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	1,000,000	1,021,664
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.64%		08/01/19	54,000,000	53,988,043
Refunding RB (Methodist Hospital) Series 2009C1		1.68%		11/05/19	18,400,000	18,400,000
Refunding RB (Methodist Hospital) Series 2009C1		1.53%		01/06/20	65,000,000	65,000,000
Refunding RB (Methodist Hospital) Series 2009C2		1.83%		07/02/19	26,375,000	26,375,000
Refunding RB (Methodist Hospital) Series 2009C2		1.47%		12/04/19	14,000,000	14,000,000
Houston
Airport System Sr Lien CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.62%		08/21/19	5,000,000	5,000,000
Airport System Sr Lien CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.58%		08/21/19	3,000,000	3,000,000
Combined Utility System CP Series B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.70%		09/05/19	20,000,000	20,000,000
GO CP Series E1 (LOC: CITIBANK NA)		1.42%		07/10/19	6,400,000	6,400,000
Humble ISD
ULT GO Series 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	1,425,000	1,455,610
Klein ISD
ULT GO Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/20	1,575,000	1,597,637
ULT Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/19	375,000	376,014
Lampasas ISD
LT Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,845,000	1,873,281
Lewisville ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/19	2,325,000	2,334,189
Lower Colorado River Auth
CP Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.62%		07/02/19	41,299,000	41,299,000
Transmission Contract Revenue CP (GTY: JPMORGAN CHASE BANK NA) (LOC: STATE STREET BANK AND TRUST COMPANY)		1.75%		07/17/19	12,388,000	12,388,000
Mesquite ISD
ULT Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/19	1,525,000	1,531,503
North East ISD
ULT CP Series 2017A (LIQ: JPMORGAN CHASE BANK NA)		1.78%		08/02/19	12,500,000	12,500,000
ULT GO Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/19	9,000,000	9,024,493
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		1.60%		10/24/19	15,000,000	15,000,000
Richardson ISD
ULT GO Refunding Bonds series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	1,755,000	1,792,698
San Antonio
GO Bonds Series 2018		4.00%		08/01/19	2,000,000	2,003,781
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.65%		07/01/19	13,630,000	13,630,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.87%		08/02/19	38,200,000	38,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.55%		11/14/19	22,000,000	22,000,000
Water System CP Series A (LIQ: JPMORGAN CHASE BANK NA)		1.59%		11/14/19	5,000,000	5,000,000
San Felipe Del Rio ISD
ULT Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,545,000	1,568,959
Schertz-Cibolo-Universal City ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/20	2,895,000	2,953,343
Sherman ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	2,795,000	2,855,038
Texas
GO Bonds Series 2012		5.50%		08/01/19	1,000,000	1,003,004
TRAN Series 2018	b	4.00%		08/29/19	510,000	511,974
TRAN Series 2018		4.00%		08/29/19	514,465,000	516,142,112
Texas A&M Univ
CP Series B		1.81%		07/02/19	18,000,000	18,000,000
CP Series B		1.64%		08/01/19	18,150,000	18,145,499
Texas Public Finance Auth
GO CP Series 2008		1.60%		08/05/19	40,890,000	40,889,834
Univ of Texas
CP Notes Series A		1.60%		07/02/19	25,000,000	25,000,000
CP Notes Series A		1.75%		07/10/19	12,500,000	12,500,000
CP Notes Series A		1.45%		11/04/19	20,000,000	20,000,000
Permanent Univ Fund Bonds Series 2015A		5.00%		07/01/19	2,805,000	2,805,000
Revenue Financing CP Series A		1.60%		07/02/19	22,000,000	22,000,000
Revenue Financing CP Series A		1.78%		07/09/19	10,000,000	10,000,000
Revenue Financing CP Series A		1.80%		07/15/19	8,340,000	8,340,000
Revenue Financing CP Series A		1.42%		08/08/19	10,000,000	10,000,000
Revenue Financing CP Series A		1.42%		08/09/19	10,500,000	10,500,000
Revenue Financing CP Series A		1.68%		09/04/19	25,000,000	25,000,000
Revenue Financing CP Series A		1.63%		09/05/19	14,500,000	14,500,000
Revenue Financing CP Series A		1.45%		10/03/19	25,000,000	25,000,000
Revenue Financing CP Series A		1.52%		10/03/19	18,750,000	18,750,000
Revenue Financing CP Series A		1.59%		10/10/19	8,750,000	8,750,000
Upper Trinity Regional Water District
CP Notes Series A (LOC: BANK OF AMERICA NA)		1.47%		08/08/19	12,450,000	12,450,000
						1,288,721,076
Utah 0.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.70%		08/05/19	10,440,000	10,440,000
CP Series B (LIQ: BANK OF AMERICA NA)		1.55%		08/20/19	16,000,000	16,000,000
						26,440,000
Vermont 0.0%
Vermont Economic Development Auth
CP Series D (LOC: JPMORGAN CHASE BANK NA)		1.50%		09/09/19	6,650,000	6,650,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.3%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.42%		07/25/19	25,000,000	25,000,000
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.44%		08/22/19	12,000,000	12,000,000
Airport System Refunding RB Series 2010B		5.00%		10/01/19	4,295,000	4,329,172
						41,329,172
Washington 0.5%
Port of Seattle
Intermediate Lien RB Series 2015C		5.00%		04/01/20	1,000,000	1,025,101
LT GO Bonds Series 2011		5.25%		12/01/19	4,045,000	4,104,936
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		1.48%		09/04/19	18,655,000	18,655,000
Sub Lien Refunding RB Series 2012B		4.00%		08/01/19	2,785,000	2,789,953
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		1.73%		07/10/19	25,000,000	25,000,000
Univ of Washington
General Revenue CP Series A		1.52%		09/10/19	17,000,000	17,000,000
Washington
COP Series 2017A		5.00%		07/01/19	1,330,000	1,330,000
GO Refunding Bonds Series 2010A (ESCROW)		5.00%		08/01/19	2,200,000	2,205,951
GO Refunding Bonds Series R-2015A		5.00%		07/01/19	3,500,000	3,500,000
Go Refunding Bonds Series R2012A		5.00%		07/01/19	1,645,000	1,645,000
						77,255,941
Wisconsin 0.1%
DeForest Area SD
BAN		3.00%		12/18/19	6,000,000	6,012,039
Wisconsin
GO CP Notes (LIQ: PNC BANK NATIONAL ASSOCIATION)		1.44%		09/05/19	9,072,000	9,072,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2013B		1.38%		12/03/19	70,000	69,863
						15,153,902
Total Fixed-Rate Municipal Securities
(Cost $3,989,151,119)						3,989,151,119

Variable-Rate Municipal Securities 75.0% of net assets
Alabama 1.1%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.03%		07/05/19	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.03%		07/05/19	10,550,000	10,550,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	2,390,000	2,390,000
Refunding RB (Ascension Health) Series 2016C (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	9,000,000	9,000,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.03%		07/05/19	2,155,000	2,155,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/18/19	7,625,000	7,625,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	d,e	1.94%		07/05/19	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	d,e	1.95%		07/05/19	20,000,000	20,000,000
Black Belt Energy Gas District
Gas Prepay RB Series 2018B1 (LOC: ROYAL BANK OF CANADA)	d,e	1.99%		07/05/19	4,355,000	4,355,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.96%		07/05/19	12,000,000	12,000,000
Homewood
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	4,000,000	4,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	c	2.02%		07/05/19	3,935,000	3,935,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: COMERICA BANK)	c	2.02%		07/05/19	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	c	1.96%		07/05/19	10,000,000	10,000,000
Mobile Downtown Redevelopment Auth
Gulf Opportunity Zone RB (Austal US) Series 2011B (LOC: SOCIETE GENERALE SA)	c,d	1.95%		07/05/19	17,510,000	17,510,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	c	2.00%		07/05/19	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	c	1.96%		07/05/19	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)	c	2.00%		07/05/19	4,350,000	4,350,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	c	1.94%		07/05/19	1,475,000	1,475,000
						156,705,000
Alaska 0.1%
Alaska Housing Finance Corp
Home Mortgage RB Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	c	1.88%		07/05/19	2,515,000	2,514,749
Home Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.88%		07/05/19	4,300,000	4,299,785
						6,814,534

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Arizona 0.7%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,705,000	4,705,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	13,175,000	13,175,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	7,800,000	7,800,000
RB (Banner Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,000,000	4,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	c	2.02%		07/05/19	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	d,e	1.93%		07/05/19	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/08/19	27,215,000	27,215,000
						102,645,000
Arkansas 0.4%
Osceola
Solid Waste Disposal RB (Plum Point Energy) Series 2006 (LOC: GOLDMAN SACHS BANK USA)	c	1.91%		07/05/19	50,000,000	50,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)	c	1.97%		07/05/19	5,320,000	5,320,000
						55,320,000
California 0.3%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	c	1.95%		07/05/19	2,860,000	2,860,000
California Health Facilities Financing Auth
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	164,500	164,500
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	c	2.00%		07/05/19	1,820,000	1,820,000
California Pollution Control Financing Auth
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	c	1.95%		07/05/19	365,000	365,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		2.00%	07/04/19	09/03/19	14,070,000	14,070,000
Los Angeles
Wastewater System Refunding RB Series 2015C & D (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	d	2.05%	07/04/19	12/02/19	7,475,000	7,475,000
Los Angeles Dept of Airports
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	1,000,000	1,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	c,d	2.02%		07/05/19	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	c,d	2.04%		07/05/19	9,000,000	9,000,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.98%		07/05/19	1,780,000	1,780,000
Santa Clara USD
GO Bonds Series 2019 (LIQ: BANK OF AMERICA NA)	d,e	1.91%		07/05/19	2,000,000	2,000,000
						45,534,500
Colorado 3.1%
Boulder Valley SD
GO Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	6,570,000	6,570,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	c	1.95%		07/05/19	35,100,000	35,100,968
Colorado
COP Series 2018N (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,250,000	5,250,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	c	2.00%		07/05/19	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	c	1.94%		07/05/19	6,340,000	6,340,000
Colorado Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	2,120,000	2,120,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	d,e	1.94%		07/05/19	9,300,000	9,300,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	23,250,000	23,250,000
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	c	1.99%		07/05/19	1,895,000	1,895,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	c	1.99%		07/05/19	10,125,000	10,125,000
S/F Mortgage Class I Bonds Series 2017E (LIQ: BANK OF AMERICA NA)	c	1.99%		07/05/19	25,000,000	25,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	10,310,000	10,310,000
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.98%		07/05/19	48,220,000	48,220,000
Denver
Airport Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	d	2.15%	07/04/19	12/02/19	4,000,000	4,000,000
Airport System RB Series 2008C2 (LOC: ROYAL BANK OF CANADA)	b,d,e	1.97%	07/04/19	07/05/19	94,995,000	94,995,000
Airport System RB Series 2008C3 (LOC: ROYAL BANK OF CANADA)	d,e	1.97%	07/04/19	07/05/19	71,000,000	71,000,000
Airport System Sub RB Series 2018A (LOC: BANK OF AMERICA NA)	d,e	1.97%		07/05/19	10,180,000	10,180,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	1.95%		07/01/19	18,780,000	18,780,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	d,e	1.94%		07/05/19	13,930,000	13,930,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/05/19	6,690,000	6,690,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	c	2.00%		07/05/19	25,200,000	25,200,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	d,e	1.95%		07/05/19	8,000,000	8,000,000
Enterprise RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%	07/04/19	07/05/19	7,500,000	7,500,000
Refunding RB Series 2017A-2 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/19/19	10,935,000	10,935,000
Weld Cnty SD #4
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
						464,440,968
Connecticut 0.5%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	4,440,000	4,440,000
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	c	1.95%		07/05/19	21,950,000	21,950,000
Housing Mortgage Finance Bonds Series 2019B2 (LIQ: BANK OF AMERICA NA)	c	1.95%		07/05/19	2,580,000	2,580,000
Housing Mortgage Finance Program Bonds SeriesB (LIQ: BANK OF AMERICA NA)	c	1.91%		07/05/19	2,555,000	2,555,000
Housing Mortgage Finance RB Series 2017D-3 (LIQ: TD BANK NA)	c	1.95%		07/05/19	43,000,000	43,000,000
						74,525,000
Delaware 0.0%
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	c	1.92%		07/05/19	5,185,000	5,185,000
District of Columbia 1.1%
District of Columbia
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	18,000,000	18,000,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	6,660,000	6,660,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	25,000,000	25,000,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	4,665,000	4,665,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/29/19	2,985,000	2,985,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	18,600,000	18,600,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	12,465,000	12,465,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	d,e	1.92%		07/05/19	6,200,000	6,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia HFA
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	c	2.04%		07/05/19	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	d,e	1.92%		07/05/19	12,400,000	12,400,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/29/19	9,725,000	9,725,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	28,025,000	28,025,000
						155,655,000
Florida 4.1%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	c	1.96%		07/05/19	9,720,000	9,719,905
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	5,295,000	5,295,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)	c	1.95%		07/05/19	24,975,000	24,975,000
Broward Cnty HFA
M/F Housing RB (Cypress Grove Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.94%		07/05/19	30,230,000	30,230,000
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	c	1.96%		07/05/19	3,445,000	3,445,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	c	1.92%		07/05/19	1,300,000	1,300,000
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/29/19	4,450,000	4,450,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	7,400,000	7,400,000
East Central Regional Wastewater Treatment Facilities Operation Board
Wastewater Refunding RB Series 2017 (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	5,945,000	5,945,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2018A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	4,075,000	4,075,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	10,140,000	10,140,000
Housing RB (Stuart Pointe Apts) Series 2003B1 (LOC: SUNTRUST BANK)	c	1.98%		07/05/19	6,455,000	6,455,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	c	1.97%		07/05/19	1,700,000	1,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (BridgeWater Club Apts) Series 2002L1 (LOC: SUNTRUST BANK)	c	1.98%		07/05/19	5,655,000	5,655,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	c	1.97%		07/05/19	3,095,000	3,095,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.92%		07/05/19	9,300,000	9,300,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	7,400,000	7,400,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	5,800,000	5,800,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	c	1.97%		07/05/19	3,360,000	3,360,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	6,330,000	6,330,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	4,835,000	4,835,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	13,510,000	13,510,000
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/03/19	5,000,000	5,000,000
Public Education Capital Outlay Refunding Bonds Series 2017A2 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/12/19	4,950,000	4,950,000
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/19/19	3,650,000	3,650,000
Greater Orlando Aviation Auth
Airport Sub RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.25%)	d	2.15%	07/04/19	10/01/19	16,600,000	16,600,000
Hillsborough Cnty
Solid Waste & Recovery Refunding RB Series 2016B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d	2.10%	07/04/19	09/03/19	1,400,000	1,400,000
Hillsborough Cnty Aviation Auth
RB (Tampa International Airport) Series 2018E (LIQ: CITIBANK NA)	d,e	1.96%		07/05/19	3,300,000	3,300,000
RB (Tampa International Airport) Series 2018F (LIQ: CREDIT SUISSE AG)	d,e	1.93%		07/05/19	4,000,000	4,000,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	19,370,000	19,370,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	c	1.96%		07/05/19	5,900,000	5,900,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)	c	2.06%		07/05/19	600,000	600,000
Jacksonville
Health Care Refunding RB (Baptist Health) Series 2019D	c	1.85%		07/05/19	6,200,000	6,200,000
Health Care Refunding RB (Baptist Health) Series 2019E	c	1.85%		07/05/19	13,000,000	13,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	3,605,000	3,604,966
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	9,400,000	9,400,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	20,700,000	20,700,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	c	1.90%		07/01/19	11,750,000	11,750,000
Airport Facility RB (FlightSafety) Series 1999A	c	1.90%		07/05/19	8,460,000	8,460,000
Airport Facility RB (FlightSafety) Series 1999B	c	1.90%		07/01/19	11,750,000	11,750,000
Airport Facility RB (FlightSafety) Series 1999B	c	1.90%		07/05/19	8,480,000	8,480,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: BRANCH BANKING AND TRUST COMPANY)	c	1.93%		07/05/19	26,210,000	26,210,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	9,530,000	9,530,000
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.98%		07/05/19	5,930,000	5,930,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.98%		07/05/19	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	7,170,000	7,170,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	7,760,000	7,760,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.98%		07/05/19	12,100,000	12,100,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.98%		07/05/19	7,885,000	7,885,000
Orange Cnty IDA
IDRB (Central Florida Kidney Centers) Series 2000 (LOC: SUNTRUST BANK)	c	1.96%		07/05/19	3,250,000	3,250,000
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	2.05%		07/05/19	7,445,000	7,445,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	147,940,000	147,940,000
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	b,d,e	1.93%		07/05/19	3,400,000	3,400,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	c	1.97%		07/05/19	2,710,000	2,710,000
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	10,235,000	10,235,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)	c	1.96%		07/05/19	5,675,000	5,675,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	c	2.00%		07/05/19	760,000	760,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: JPMORGAN CHASE BANK NA)	c	1.97%		07/05/19	6,140,000	6,140,000
						617,119,871
Georgia 3.0%
Atlanta
GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	7,800,000	7,800,000
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	12,500,000	12,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	27,465,000	27,465,000
Water & Wastewater Refunding RB Series 2015 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	21,790,000	21,790,000
Water & Wastewater Refunding RB Series 2015&2017A (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	12,350,000	12,350,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	4,660,000	4,660,000
Water & Wastewater Refunding RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	7,000,000	7,000,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)	c	2.00%		07/05/19	6,440,000	6,440,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b,c	1.97%		07/05/19	5,385,000	5,385,000
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.97%		07/05/19	21,750,000	21,750,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)	c	2.02%		07/05/19	4,400,000	4,400,000
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	7,250,000	7,250,000
DeKalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	6,760,000	6,760,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	15,800,000	15,800,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.03%		07/05/19	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.97%		07/05/19	9,500,000	9,500,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	c	1.92%		07/05/19	2,500,000	2,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	6,100,000	6,100,000
Loganville Housing Auth
M/F Housing Refunding RB (Alexander Crossing Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.97%		07/05/19	12,345,000	12,345,000
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		2.00%	07/04/19	10/01/19	137,515,000	137,515,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		2.00%	07/04/19	10/01/19	46,085,000	46,085,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.02%		07/05/19	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	2.03%	07/04/19	08/15/19	12,020,000	12,020,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.20%)	d	2.10%	07/04/19	10/24/19	9,985,000	9,985,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: SUNTRUST BANK)	c	1.98%		07/05/19	5,000,000	5,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	c	2.02%		07/05/19	3,895,000	3,895,000
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	c	1.97%		07/05/19	1,600,000	1,600,000
						447,880,000
Hawaii 0.3%
Hawaii
GO Bonds Series 2011DZ (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	5,000,000	5,000,000
GO Bonds Series 2012A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
GO Bonds Series 2015ET (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	4,750,000	4,750,000
GO Bonds Series 2017FK (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/18/19	8,595,000	8,595,000
Honolulu
GO Bonds Series 2015A (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	7,000,000	7,000,000
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/15/19	6,940,000	6,940,000
Go Bonds Series 2018A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	3,590,000	3,590,000
						43,375,000
Idaho 0.0%
Cassia Cnty IDC
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	c	2.01%		07/05/19	1,400,000	1,400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois 4.6%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	12,410,000	12,410,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	c	1.96%		07/05/19	5,410,000	5,410,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	c	2.00%		07/05/19	4,417,000	4,417,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	c	1.96%		07/05/19	1,060,000	1,060,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)	c	1.96%		07/05/19	3,020,000	3,020,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	c	1.96%		07/05/19	8,105,000	8,105,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	c	1.95%		07/05/19	10,000,000	10,000,000
Midway Airport 2nd Lien RB Series 2004C2 (LOC: BANK OF MONTREAL)	c	1.95%		07/05/19	23,595,000	23,595,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	b,c	2.00%		07/05/19	50,000,000	50,000,000
OHare General Airport Sr Lien RB Series 2017D (LOC: BANK OF AMERICA NA)	d,e	1.97%		07/05/19	4,160,000	4,160,000
OHare General Airport Sr Lien RB Series 2018B (LOC: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	8,715,000	8,715,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	d,e	1.98%		07/05/19	9,580,000	9,580,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	c	1.96%		07/05/19	2,230,000	2,230,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	4,945,000	4,945,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	7,760,000	7,760,000
M/F Housing RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)	c	1.97%		07/05/19	5,700,000	5,700,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.05%	07/03/19	07/05/19	32,000,000	32,000,000
RB (Advocate Health) Series 2008C-1 (LIQ: JPMORGAN CHASE BANK NA)	c	1.95%		07/05/19	43,490,000	43,490,000
RB (Centegra Health) Series 2012 (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	17,050,000	17,050,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))	c	2.04%	07/04/19	07/05/19	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	c	2.00%		07/05/19	2,500,000	2,500,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)	c	2.05%		07/05/19	2,285,000	2,285,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	c	2.00%		07/05/19	9,500,000	9,500,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	d,e	1.93%	07/04/19	07/05/19	7,900,000	7,900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	6,885,000	6,885,000
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	19,080,000	19,080,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	31,330,000	31,330,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))	c	2.00%		07/05/19	3,800,000	3,800,000
RB (Univ of Chicago Medical Center) Series 2011C (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	8,625,000	8,625,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	32,425,000	32,425,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,700,000	4,700,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	35,600,000	35,600,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	13,350,000	13,350,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	17,200,000	17,200,000
Refunding RB (OSF Healthcare) Series 2018 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.88%		07/01/19	745,000	745,000
Refunding Revenue RB (OSF Healthcare System) Series 2018 (LOC: JPMORGAN CHASE BANK NA)	c	1.95%		07/01/19	4,410,000	4,410,000
Illinois Housing Development Auth
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	c	2.20%		07/05/19	3,180,000	3,180,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	c	2.16%		07/05/19	2,845,000	2,845,000
Illinois Regional Transportation Auth
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	11,470,000	11,470,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	26,205,000	26,205,000
Sr RB Series 2014B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.95%		07/05/19	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	6,770,000	6,770,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	d,e	1.98%		07/05/19	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.94%		07/05/19	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	7,339,500	7,339,500
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%	07/04/19	07/05/19	34,605,000	34,605,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.01%		07/05/19	27,000,000	27,000,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	d,e	2.05%		07/05/19	1,500,000	1,500,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.97%		07/05/19	465,000	465,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	d,e	2.00%		07/05/19	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	d,e	1.98%		07/05/19	11,625,000	11,625,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	c	2.07%		07/05/19	5,000,000	5,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	14,150,000	14,150,000
Will Cnty
GO Bonds Series 2016 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	3,400,000	3,400,000
RB (ExxonMobil) Series 2001	c	1.95%		07/01/19	19,585,000	19,585,000
						691,256,500
Indiana 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	c	1.88%		07/05/19	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	c	1.88%		07/05/19	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	c	1.88%		07/05/19	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	c	1.88%		07/05/19	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	c	1.88%		07/05/19	20,000,000	20,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005	c	1.96%		07/05/19	39,000,000	39,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	c	1.94%		07/05/19	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.94%		07/05/19	2,500,000	2,500,000
Health System RB (Sisters of St Francis Health) Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	d,e	1.94%		07/05/19	10,000,000	10,000,000
Refunding RB (Trinity Health) Series 2009A & 2010B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	17,050,000	17,050,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)	c	2.01%		07/05/19	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	c	1.99%		07/05/19	24,200,000	24,200,000
Noblesville
RB (GreyStone Apts) Series 2006A (LOC: BANK OF AMERICA NA)	c	1.99%		07/05/19	9,815,000	9,815,000
						182,840,000
Iowa 1.5%
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	21,000,000	21,000,000
Iowa Finance Auth
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	9,015,000	9,015,000
Midwestern Disaster Area RB (Cargill) Series 2009A	c	1.93%		07/05/19	69,300,000	69,300,000
Midwestern Disaster Area RB (Cargill) Series 2009B	c	1.94%		07/05/19	35,337,000	35,337,000
Midwestern Disaster Area RB (Cargill) Series 2012A	c	1.94%		07/05/19	77,200,000	77,200,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.94%		07/05/19	10,300,000	10,300,000
						222,152,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas 0.5%
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NATIONAL ASSOCIATION)	c	1.96%		07/05/19	24,275,000	24,275,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	12,715,000	12,715,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	1.95%		07/01/19	15,445,000	15,445,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	c	1.95%		07/05/19	25,800,000	25,800,000
						78,235,000
Kentucky 0.7%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.95%		07/05/19	20,320,000	20,320,000
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: MUFG BANK LTD)	c	2.02%		07/05/19	20,000,000	20,000,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	c	2.09%		07/05/19	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	c	1.95%		07/05/19	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	c	1.95%		07/05/19	5,000,000	5,000,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	2.06%		07/05/19	3,300,000	3,300,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	9,550,000	9,550,000
Kentucky Sanitation District #1
Refunding RB Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/18/19	3,120,000	3,120,000
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.94%		07/05/19	7,450,000	7,450,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.94%		07/05/19	11,000,000	11,000,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: MUFG BANK LTD)	c	1.95%		07/05/19	9,525,000	9,525,000
						102,580,000
Louisiana 0.6%
Ascension Parish IDB
RB (BASF SE) Series 2009	c	1.95%		07/05/19	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	c	2.01%		07/05/19	5,100,000	5,100,000
Louisiana
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	8,045,000	8,045,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.03%		07/05/19	12,870,000	12,870,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	2.03%		07/05/19	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	270,000	270,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	c	1.97%		07/05/19	6,000,000	6,000,000
RB (BASF Corp) Series 2001	c	1.97%		07/05/19	8,000,000	8,000,000
RB (BASF Corp) Series 2002	c	1.97%		07/05/19	10,000,000	10,000,000
St. James Parish
RB (NuStar Logistics) Series 2010 (LOC: MIZUHO BANK LTD)	c	1.91%		07/05/19	29,625,000	29,625,000
						95,310,000
Maine 0.2%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	c	1.99%		07/05/19	920,000	920,000
Maine State Housing Auth
Mortgage Purchase Bonds Series 2015E3 (LIQ: CITIBANK NA)	c	1.88%		07/05/19	27,150,000	27,150,000
						28,070,000
Maryland 1.0%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/25/19	10,000,000	10,000,000
GO Bonds Series 2018 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	2,570,000	2,570,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	c,d	2.05%		07/05/19	12,400,000	12,400,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	2.00%		07/05/19	5,500,000	5,500,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.95%		07/05/19	7,005,000	7,005,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.90%		07/05/19	4,750,000	4,750,000
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	11,740,000	11,740,000
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	c	1.95%		07/05/19	8,255,000	8,255,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	4,775,000	4,774,981
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	7,200,000	7,200,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2017D (LOC: ROYAL BANK OF CANADA)	d,e	1.94%		07/05/19	7,390,000	7,390,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.94%		07/05/19	7,535,000	7,535,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/25/19	3,975,000	3,975,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	15,975,000	15,975,000
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/12/19	6,645,000	6,645,000
						147,364,981
Massachusetts 1.5%
Billerica
ULT GO Series 70B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/08/19	4,250,000	4,250,000
Massachusetts
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	2,000,000	2,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	1,195,000	1,195,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	d,e	1.94%		07/05/19	37,390,000	37,390,000
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,665,000	6,665,000
Massachusetts Development Finance Agency
RB (Chelsea Jewish Lifecare Inc) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c,d	1.93%		07/05/19	27,360,000	27,360,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.94%		07/05/19	3,705,000	3,705,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.94%		07/05/19	5,410,000	5,410,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.94%		07/05/19	18,950,000	18,950,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	d,e	2.03%		07/05/19	5,050,000	5,050,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	d,e	1.93%		07/05/19	11,250,000	11,250,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,170,000	4,170,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts HFA
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	d,e	1.95%	07/04/19	07/05/19	1,745,000	1,745,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	d,e	1.95%		07/05/19	2,875,000	2,875,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	23,745,000	23,745,000
Housing Bonds Series 2018B (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	11,875,000	11,875,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	4,125,000	4,125,000
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	1,900,000	1,900,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	6,500,000	6,500,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/22/19	3,875,000	3,875,000
Sub Dedicated Sales Tax Bonds Series 2018B (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	12,125,000	12,125,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	11,340,000	11,340,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	8,000,000	8,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	8,325,000	8,325,000
						228,205,000
Michigan 3.4%
Blackrock MuniYield Michigan Quality Fund Inc
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	c,d	2.05%		07/05/19	50,000,000	50,000,000
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	23,595,000	23,595,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	36,300,000	36,300,000
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	c	2.01%		07/05/19	1,750,000	1,750,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	23,000,000	23,000,000
Hospital RB (Henry Ford Health System) Series2019A (LOC: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,250,000	5,250,000
Hospital RB (McLaren Health Care) Series 2019A (LOC: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	6,665,000	6,665,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	5,110,000	5,110,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	4,060,000	4,060,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	3,775,000	3,775,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)	c	2.00%		07/05/19	32,770,000	32,770,000
Rental Housing RB Series 2008C (LIQ: MUFG BANK LTD)	c	2.10%		07/05/19	7,770,000	7,770,000
Rental Housing RB Series 2008D (LIQ: MUFG BANK LTD)	c	2.10%		07/05/19	51,495,000	51,495,000
Rental Housing RB Series 2018A (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	42,745,000	42,745,000
S/F Mortgage RB Series 2018B (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	42,595,000	42,595,000
S/F Mortgage RB Series 2018D (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	30,565,000	30,565,000
Michigan State Univ
General RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	d,e	1.94%		07/01/19	50,505,000	50,505,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: MUFG BANK LTD)	c	1.94%		07/05/19	32,675,000	32,675,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	c	2.03%		07/05/19	2,325,000	2,325,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	c	1.98%		07/05/19	10,000,000	10,000,000
LT GO Bonds (Greenville Venture Partners) Series 2018 (LOC: COBANK ACB)	c	2.02%		07/05/19	5,250,000	5,250,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	c	1.95%		07/05/19	19,845,000	19,845,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	4,000,000	4,000,000
						499,545,000
Minnesota 0.6%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	c	1.94%		07/05/19	28,600,000	28,600,000
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.92%		07/05/19	14,805,000	14,805,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.98%		07/05/19	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	17,515,000	17,515,000
Minnesota HFA
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	13,150,000	13,150,000
St. Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	2.04%		07/05/19	650,000	650,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	c	2.03%		07/05/19	4,675,000	4,675,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	c	2.02%		07/05/19	10,000,000	10,000,000
						95,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi 0.6%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	c	2.00%		07/01/19	29,955,000	29,955,000
Mississippi
GO Bonds Series 2015F (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	6,000,000	6,000,000
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007C	c	1.93%		07/01/19	32,500,000	32,500,000
IDRB (Chevron) Series 2010H	c	2.00%		07/01/19	1,000,000	1,000,000
IDRB (Hamlin Family II) Series 2005B (LOC: BRANCH BANKING AND TRUST COMPANY)	c	2.06%		07/05/19	1,310,000	1,310,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	d,e	1.93%	07/04/19	07/05/19	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.03%		07/05/19	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	2.03%		07/05/19	5,360,000	5,360,000
Mississippi State Univ Educational Building Corp
Refunding RB (Mississippi State Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	9,760,000	9,760,000
						94,085,000
Missouri 1.5%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	7,000,000	7,000,000
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.96%		07/05/19	2,160,000	2,160,000
Kansas City
Sanitary Sewer System RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.95%		07/05/19	4,200,000	4,200,000
Water RB Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/29/19	8,530,000	8,530,000
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	c	1.97%		07/05/19	9,330,000	9,330,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.96%		07/05/19	29,560,000	29,560,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/22/19	10,665,000	10,665,000
Wastewater System Refunding & RB Series 2017A (LIQ: WELLS FARGO BANK NA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	b,d,e	1.93%		07/05/19	66,000,000	66,000,000
Health Facilities RB (BJC Health) Series 2014 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	8,000,000	8,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Health Facilities RB (BJC Health) Series 2017D (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
Health Facilities RB (CoxHealth) Series 2019 (LOC: BANK OF AMERICA NA)	d,e	1.95%		07/05/19	7,530,000	7,530,000
Health Facilities RB (Mercy Health) Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	18,145,000	18,145,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002	c	1.97%		07/05/19	18,000,000	18,000,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	c	2.09%		07/05/19	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	3,700,000	3,700,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b,c	1.96%		07/05/19	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	7,035,000	7,035,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.96%		07/05/19	1,605,000	1,605,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	c	1.96%		07/05/19	4,505,000	4,505,000
						228,565,000
Nebraska 1.0%
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/03/19	25,525,000	25,525,000
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/03/19	9,015,000	9,015,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	31,010,000	31,010,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	26,195,000	26,195,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	18,800,000	18,800,000
S/F Housing RB Series 2019A (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	7,405,000	7,405,000
Washington Cnty
IDRB (Cargill) Series 2010	c	1.94%		07/05/19	25,480,000	25,480,000
						152,380,000
Nevada 1.2%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	c	1.95%		07/05/19	35,985,000	35,985,000
GO Refunding Bonds Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/03/19	6,400,000	6,400,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	c	1.93%		07/05/19	19,500,000	19,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LT GO Bonds Series 2018 (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	5,000,000	5,000,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	7,805,000	7,805,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/19/19	8,630,000	8,630,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	15,750,000	15,750,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.94%		07/05/19	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/05/19	12,005,000	12,005,000
Nevada Housing Division
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	c	1.97%		07/05/19	9,660,000	9,660,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	11,800,000	11,800,000
M/F Housing RB (Golden Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.97%		07/05/19	7,850,000	7,850,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	9,465,000	9,465,000
RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.97%		07/05/19	15,900,000	15,900,000
						176,180,000
New Hampshire 0.9%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.98%		07/05/19	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.98%		07/05/19	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.98%		07/05/19	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c,d	1.98%		07/05/19	45,000,000	45,000,000
						128,500,000
New Jersey 0.8%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	d,e	1.94%		07/05/19	36,410,000	36,410,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	b,d,e	1.94%		07/05/19	6,000,000	6,000,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	d,e	1.94%		07/05/19	78,110,000	78,110,000
						120,520,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 11.4%
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	3,750,000	3,750,000
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	8,000,000	8,000,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.95%		07/05/19	7,280,000	7,280,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	c	1.99%		07/05/19	3,605,000	3,605,000
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	1.95%		07/01/19	8,080,000	8,080,000
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	2,500,000	2,500,000
GO Bonds Fiscal 2008 Series J8 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	2.05%		07/05/19	9,675,000	9,675,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	3,500,000	3,500,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	c	1.98%		07/01/19	1,500,000	1,500,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	c	2.15%		07/01/19	6,335,000	6,335,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	18,600,000	18,600,000
GO Bonds Fiscal 2014 Series D4 (LOC: TD BANK NA)	c	1.92%		07/01/19	3,100,000	3,100,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F1 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	c	1.97%		07/01/19	8,370,000	8,370,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	25,835,000	25,835,000
GO Bonds Fiscal 2016 Series A (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	c	1.99%		07/01/19	6,575,000	6,575,000
GO Bonds Fiscal 2018 Series E1 (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	2,800,000	2,800,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	7,320,000	7,320,000
M/F Housing RB Series 2017G1 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	8,250,000	8,250,000
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	3,800,000	3,800,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.94%		07/05/19	3,935,000	3,935,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.94%		07/05/19	2,790,000	2,790,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	c	1.94%		07/05/19	4,250,000	4,250,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.94%		07/05/19	3,600,000	3,600,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.93%		07/05/19	2,520,000	2,520,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.93%		07/05/19	21,515,000	21,515,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	c	1.89%		07/05/19	21,600,000	21,600,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.89%		07/05/19	4,900,000	4,900,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	21,000,000	21,000,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.88%		07/05/19	51,400,000	51,400,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.88%		07/05/19	20,000,000	20,000,000
New York City IDA
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	c	1.95%		07/05/19	32,000,000	32,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	14,930,000	14,930,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	11,500,000	11,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,000,000	4,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	d,e	1.94%		07/01/19	19,400,000	19,400,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB1 & 2017 Series EE (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,965,000	5,965,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1 (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	6,000,000	6,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	53,500,000	53,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	d,e	1.94%		07/01/19	55,985,000	55,985,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series AA (ESCROW) (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	7,000,000	7,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	28,305,000	28,305,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	8,325,000	8,325,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	c	2.15%		07/01/19	5,700,000	5,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA3 (LIQ: TD BANK NA)	c	1.92%		07/01/19	1,900,000	1,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA4 (LIQ: BANK OF MONTREAL)	c	1.95%		07/01/19	2,900,000	2,900,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	c	1.95%		07/01/19	7,100,000	7,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	1.88%		07/01/19	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series BB1 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	10,130,000	10,130,000
Water & Sewer System RB Fiscal 2008 Series B3 (LIQ: BANK OF AMERICA NA)	c	1.98%		07/01/19	17,575,000	17,575,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	d,e	1.93%	07/04/19	07/05/19	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	6,000,000	6,000,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	d,e	1.93%	07/04/19	07/05/19	6,250,000	6,250,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	500,000	500,000
Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,865,000	5,865,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: MUFG BANK LTD)	c	1.97%		07/01/19	8,825,000	8,825,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	c	1.97%		07/01/19	30,810,000	30,810,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	c	2.15%		07/01/19	4,800,000	4,800,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D4 (LIQ: MIZUHO BANK LTD)	c	1.88%		07/01/19	7,010,000	7,010,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A-5 (LOC: ROYAL BANK OF CANADA)	d,e	1.94%		07/01/19	10,000,000	10,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	c	1.95%		07/01/19	7,300,000	7,300,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	13,190,000	13,190,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C3 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	c	1.95%		07/01/19	34,350,000	34,350,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	d,e	1.93%	07/04/19	07/05/19	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	6,300,000	6,300,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	5,910,000	5,910,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	11,600,000	11,600,000
RB (Cornell Univ) Series 2009A (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	10,395,000	10,395,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Cornell Univ) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
RB (New York Univ) Series 2018A (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	4,800,000	4,800,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	4,200,000	4,200,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	14,000,000	14,000,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	5,665,000	5,665,000
State Personal Income Tax RB Series 2017B (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	11,250,000	11,250,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	d,e	1.93%		07/05/19	2,580,000	2,580,000
State Sales Tax RB Series 2018A&C (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	21,870,000	21,870,000
State Sales Tax RB Series 2018E (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	6,305,000	6,305,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.90%		07/05/19	200,000	200,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.88%		07/05/19	17,295,000	17,295,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	17,500,000	17,500,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	16,600,000	16,600,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	12,900,000	12,900,000
Housing RB (39th Street Associates) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.88%		07/05/19	69,700,000	69,700,000
Housing RB (505 W 37th St) Series 2008A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.97%		07/01/19	5,125,000	5,125,000
Housing RB (55 W 25th Street) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.88%		07/05/19	125,000,000	125,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	22,640,000	22,640,000
Housing RB (Caroline Apts) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	4,100,000	4,100,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	51,900,000	51,900,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	5,800,000	5,800,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	24,000,000	24,000,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	65,335,000	65,335,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	45,025,000	45,025,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.88%		07/05/19	55,000,000	55,000,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	37,000,000	37,000,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.93%		07/05/19	21,400,000	21,400,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	22,500,000	22,500,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.94%		07/05/19	25,800,000	25,800,000
Housing RB (W 23rd St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.85%		07/05/19	24,650,000	24,650,000
Housing RB (Worth St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	23,100,000	23,100,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	c	1.99%		07/01/19	8,000,000	8,000,000
Homeowner Mortgage RB Series 142 (LIQ: ROYAL BANK OF CANADA)	c	2.02%		07/01/19	10,790,000	10,790,000
Homeowner Mortgage RB Series 144 (LIQ: BANK OF AMERICA NA)	c	2.02%		07/01/19	1,425,000	1,425,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	11,600,000	11,600,000
Port Auth of New York & New Jersey
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.98%	07/04/19	07/05/19	6,440,000	6,440,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.97%		07/05/19	2,200,000	2,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.98%		07/05/19	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	d,e	1.93%		07/05/19	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.98%		07/05/19	1,660,000	1,660,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	d,e	1.95%		07/05/19	2,050,000	2,050,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	3,050,000	3,050,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	d,e	1.95%		07/05/19	870,000	870,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,475,000	5,475,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	6,000,000	6,000,000
						1,691,080,000
North Carolina 0.6%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)	c	1.97%		07/05/19	1,750,000	1,750,000
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/05/19	27,080,000	27,080,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mecklenburg Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/12/19	5,555,000	5,555,000
North Carolina
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	8,000,000	8,000,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	7,400,000	7,400,000
Limited Obligation Refunding Bonds Series 2017B (LIQ: BANK OF AMERICA NA)	d,e	1.94%		07/05/19	4,800,000	4,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	8,000,000	8,000,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,499,000	4,499,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)	c	1.97%		07/05/19	1,180,000	1,180,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	1.94%		07/01/19	12,600,000	12,600,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	c	1.97%		07/05/19	7,000,000	7,000,000
						87,864,000
North Dakota 0.1%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	c	1.94%		07/05/19	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	c	1.94%		07/05/19	6,790,000	6,790,000
Traill Cnty
IDRB Refunding Bonds (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	c	1.95%	07/04/19	07/05/19	3,480,000	3,480,000
						17,270,000
Ohio 1.9%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.53%)	d	1.93%		07/05/19	12,100,000	12,100,000
Berea SD
ULT GO Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	4,000,000	4,000,000
Cleveland
Water RB Series 2015AA (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	10,000,000	10,000,000
Cleveland Cnty Industrial Facilities & Pollution Control Financing Auth
Recreational Facilities RB (Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	c	1.95%		07/05/19	7,685,000	7,685,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015A	c	1.89%		07/05/19	36,135,000	36,135,000
Forrest Hills SD
ULT GO Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,300,000	5,300,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.94%		07/05/19	1,330,000	1,330,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	2.04%		07/05/19	3,100,000	3,100,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/22/19	6,000,000	6,000,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	c	1.96%		07/05/19	7,805,000	7,805,000
Miami Cnty
Refunding RB (Kettering Health Network) Series 2019 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	3,000,000	3,000,000
Montgomery Cnty
Hospital Facililties Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	23,875,000	23,875,000
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	d,e	1.94%		07/05/19	24,550,000	24,550,000
Hospital Facilities Refunding RB (Kettering Medical Center) Series 1996 (LOC: BANK OF AMERICA NA)	d,e	1.94%		07/05/19	10,000,000	10,000,000
M/F Housing RB (Cambridge Commons Apts) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	c	1.93%		07/05/19	7,920,000	7,920,000
Northeast Ohio Regional Sewer District
Wastewater Refunding RB Series 2014 (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	2,000,000	2,000,000
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	3,165,000	3,165,000
Ohio
Hospital RB (Cleveland Clinic Health System) Series 2019E (LIQ: PNC BANK NATIONAL ASSOCIATION)	c	1.85%		07/01/19	1,405,000	1,405,000
Ohio HFA
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)	c	1.90%		07/05/19	1,200,000	1,200,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)	c	1.90%		07/05/19	2,160,000	2,160,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	c	2.00%		07/05/19	12,540,000	12,540,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	d,e	1.94%		07/05/19	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	c	1.99%		07/05/19	49,500,000	49,500,000
Ohio Univ
General RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d	2.10%	07/04/19	12/02/19	5,000,000	5,000,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c	1.98%		07/05/19	29,250,000	29,250,000
						288,400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/11/19	15,955,000	15,955,000
Oregon 0.5%
Clackamas Cnty SD #7J
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/26/19	12,055,000	12,055,000
Oregon Business Development Commission
Business Development RB (Murphy Co) Series 230 (LOC: US BANK NATIONAL ASSOCIATION)	c	1.95%		07/05/19	6,000,000	6,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	c	1.96%		07/05/19	2,400,000	2,400,000
Oregon Housing & Community Services Dept
Housing Development RB (Redwood Park Apts) Series 2005F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	4,800,000	4,800,000
Mortgage RB Series 2015C (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	2.00%		07/05/19	25,300,000	25,300,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/05/19	9,500,000	9,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	d,e	1.93%		07/05/19	6,835,000	6,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.93%		07/05/19	7,800,000	7,800,000
						74,690,000
Pennsylvania 1.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D1 (LOC: ROYAL BANK OF CANADA)	d,e	1.94%		07/01/19	11,985,000	11,985,000
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	d,e	1.94%		07/01/19	18,905,000	18,905,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997	c	1.94%		07/05/19	10,800,000	10,800,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	6,665,000	6,665,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	4,690,000	4,690,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.94%		07/05/19	9,185,000	9,185,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.94%		07/05/19	2,775,000	2,775,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.98%		07/05/19	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	c	2.05%		07/05/19	4,490,000	4,490,000
Pennsylvania
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	d,e	1.93%		07/01/19	25,000,000	25,000,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.94%		07/05/19	1,700,000	1,700,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.94%		07/05/19	1,375,000	1,375,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	2.20%		07/05/19	5,165,000	5,165,000
Pennsylvania HFA
S/F Mortgage RB Series 2006-93B (LIQ: WELLS FARGO BANK NA)	c	1.92%		07/05/19	2,595,000	2,595,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)	c	1.95%		07/05/19	5,970,000	5,970,000
S/F Mortgage RB Series 2007-100C (LIQ: WELLS FARGO BANK NA)	c	1.92%		07/05/19	4,130,000	4,130,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	d,e	2.00%		07/05/19	555,000	555,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	d,e	1.96%		07/05/19	10,385,000	10,385,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.94%		07/05/19	4,700,000	4,700,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	6,905,000	6,905,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.98%		07/05/19	10,855,000	10,855,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.95%		07/05/19	2,695,000	2,695,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.95%		07/05/19	4,090,000	4,090,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2005A (ESCROW) (LIQ: BARCLAYS BANK PLC)	d,e	1.93%	07/04/19	07/05/19	7,500,000	7,500,000
						178,125,000
Rhode Island 0.0%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	d,e	1.93%		07/05/19	400,000	400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Carolina 0.8%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/15/19	4,845,000	4,845,000
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	9,000,000	9,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	d,e	1.93%		07/05/19	3,100,000	3,100,000
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/11/19	13,600,000	13,600,000
Lancaster Cnty SD
GO Bonds Series 2017 (GTY: SOUTH CAROLINA SCH DIST CREDIT ENH PROG (PRE-D INT)) (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	9,415,000	9,415,000
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	d,e	1.94%		07/05/19	10,000,000	10,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)	c	1.95%		07/05/19	34,555,000	34,555,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	c	1.95%		07/05/19	25,000,000	25,000,000
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d	2.10%	07/04/19	10/01/19	3,000,000	3,000,000
						112,515,000
South Dakota 0.1%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	2.01%		07/05/19	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)	c	2.01%		07/05/19	5,500,000	5,500,000
						10,700,000
Tennessee 0.7%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	c	1.97%		07/05/19	745,000	745,000
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	c	1.96%		07/05/19	600,000	600,000
Pooled Financing RB Series 2009 (LOC: BANK OF AMERICA NA)	c	1.95%		07/05/19	80,000	80,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	1,800,000	1,800,000
Memphis
GO Refunding Bond Series 2015C (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	2,250,000	2,250,000
Memphis Health, Educational & Housing Facility Board
M/F Housing RB (Ashland Lake II Apts) Series 2008A (LOC: US BANK NATIONAL ASSOCIATION)	c	1.94%		07/05/19	6,080,000	6,080,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	1.95%		07/01/19	21,385,000	21,385,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	6,525,000	6,525,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NATIONAL ASSOCIATION)	c	1.95%		07/05/19	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	11,320,000	11,320,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	d,e	1.93%	07/04/19	07/05/19	3,000,000	3,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)	c	1.97%		07/05/19	8,880,000	8,880,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.05%	07/04/19	09/19/19	33,090,000	33,090,000
						105,755,000
Texas 11.5%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,670,000	6,670,000
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/15/19	7,255,000	7,255,000
Baylor College of Medicine
Medical Facilities Mortgage Refunding RB Series 2019B (LOC: BANK OF AMERICA NA)	d,e	1.94%		07/05/19	11,050,000	11,050,000
Bexar Cnty
Tax & Revenue Obligation Series 2014 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.97%		07/05/19	10,375,000	10,375,000
Brazos Harbor IDC
RB (BASF Corp) Series 2003	c	1.97%		07/05/19	19,000,000	19,000,000
Refunding RB (BASF Corp) Series 2006	c	1.97%		07/05/19	35,000,000	35,000,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001	c	1.97%		07/05/19	25,000,000	25,000,000
RB (BASF Corp) Series 2002	c	1.97%		07/05/19	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	c	1.93%		07/05/19	26,300,000	26,300,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	c	1.93%		07/05/19	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	1.93%		07/05/19	27,500,000	27,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	c	1.97%		07/05/19	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	1.93%		07/05/19	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	c	1.93%		07/05/19	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.97%		07/05/19	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c,d	1.93%		07/05/19	32,300,000	32,300,000
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	14,535,000	14,535,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	c	1.93%		07/05/19	12,305,000	12,305,000
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Mgmt) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	c	1.96%		07/05/19	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	c	1.96%		07/05/19	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	c	1.96%		07/05/19	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	c	2.02%		07/05/19	1,895,000	1,895,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	c	2.03%		07/05/19	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	c	2.03%		07/05/19	10,000,000	10,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	d,e	1.93%		07/05/19	2,500,000	2,500,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,520,000	6,520,000
Denton ISD
ULT GO Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.93%		07/05/19	3,745,000	3,745,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	c	1.97%		07/05/19	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/11/19	4,840,000	4,840,000
Fort Bend Cnty
LT Refunding Bonds 2015B (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	7,790,000	7,790,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	d,e	1.95%		07/05/19	11,000,000	11,000,000
Sub Tier Toll RB Series 2018A (LIQ: BANK OF AMERICA NA)	d,e	1.94%		07/05/19	19,765,000	19,765,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	c	1.95%		07/01/19	10,400,000	10,400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	c	2.01%		07/05/19	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	c	2.01%		07/05/19	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: FARM CREDIT BANK OF TEXAS)	c	2.03%		07/05/19	4,000,000	4,000,000
Hariris Cnty IDC - ExxonMobil
Pollution Control RB (Exxon Mobil) Series 1984A	c	1.99%		07/01/19	7,700,000	7,700,000
Harris Cnty
Go Refunding Bonds Series 2015A (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	8,785,000	8,785,000
Toll Road Sr Lien Refunding RB Series 2012B (LIQ: BARCLAYS BANK PLC)	d,e	1.94%		07/05/19	48,470,000	48,470,000
Toll Road Sr Lien Refunding RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.95%		07/05/19	3,905,000	3,905,000
Harris Cnty Cultural Education Facilities Finance Corp
Mortgage Refunding RB (Baylor College of Medicine) Series 2019B (LOC: BANK OF AMERICA NA)	d,e	1.94%		07/05/19	12,650,000	12,650,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	c	1.95%		07/01/19	6,300,000	6,300,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	c	1.92%		07/05/19	10,930,000	10,930,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	6,615,000	6,615,000
Hays Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/11/19	4,615,000	4,615,000
Houston
Public Improvement Refunding Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	7,000,000	7,000,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	d,e	1.94%	07/04/19	07/05/19	10,055,000	10,055,000
Joshua ISD
ULT GO Bonds 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	6,405,000	6,405,000
Lamar Consolidated ISD
ULT Schoolhouse Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	c	2.00%		07/05/19	13,600,000	13,600,000
Leander ISD
ULT Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	7,000,000	7,000,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	c	1.97%		07/05/19	6,575,000	6,575,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Montgomery ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	4,500,000	4,500,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.94%		07/05/19	18,500,000	18,500,000
North Texas Tollway Auth
System RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	7,715,000	7,715,000
System Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	d	2.10%	07/04/19	01/02/20	12,000,000	12,000,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	13,685,000	13,685,000
Parker Cnty
ULT Road Bonds Series 2017 (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	7,990,000	7,990,000
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	2,500,000	2,500,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	c	1.95%		07/05/19	60,765,000	60,765,000
Exempt Facilities RB (Total USA) Series 2011	c	1.95%		07/05/19	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012	b,c	1.95%		07/05/19	15,000,000	15,000,000
Exempt Facilities RB (Total USA) Series 2012	c	1.95%		07/05/19	79,600,000	79,600,000
Exempt Facilities RB (Total USA) Series 2012A	c	1.95%		07/05/19	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	c	1.95%		07/05/19	30,000,000	30,000,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	c	1.95%		07/05/19	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	c	1.95%		07/05/19	21,000,000	21,000,000
RB (ATOFINA Petrochemicals) Series 2002B	c	2.02%		07/05/19	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B	c	1.97%		07/05/19	10,000,000	10,000,000
RB (BASF Corp) Series 1998	c	1.94%		07/05/19	15,200,000	15,200,000
RB (BASF Corp) Series 2002A	c	1.97%		07/05/19	15,000,000	15,000,000
RB (BASF Corp) Series 2003A	c	1.97%		07/05/19	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008	c	1.97%		07/05/19	50,000,000	50,000,000
Princeton ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
San Antonio
Water System Jr Lien Refunding & RB Series 2016C (LIQ: BARCLAYS BANK PLC)	d,e	1.94%		07/05/19	1,755,000	1,755,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/22/19	10,155,000	10,155,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	18,535,000	18,535,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	10,600,000	10,600,000
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	12,335,000	12,335,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2016A (LIQ: CREDIT SUISSE AG)	d,e	1.94%		07/05/19	4,585,000	4,585,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	11,250,000	11,250,000
Texas
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	2.00%		07/05/19	19,520,000	19,520,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	2.00%		07/05/19	4,750,000	4,750,000
GO Bonds Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	2.00%		07/05/19	13,600,000	13,600,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	16,100,000	16,100,000
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.95%		07/05/19	16,695,000	16,695,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	10,190,000	10,190,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	12,420,000	12,420,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.98%		07/05/19	4,760,000	4,760,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	12,580,000	12,580,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	2.03%		07/05/19	15,000,000	15,000,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.93%		07/05/19	11,575,000	11,575,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	13,745,000	13,745,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.03%		07/05/19	11,995,000	11,995,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.96%		07/05/19	11,400,000	11,400,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS (STATE OF))	c	2.05%		07/05/19	20,155,000	20,155,000
Texas State Univ System
Refunding RB Series 2014 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	3,750,000	3,750,000
Texas Transportation Commission
GO Bonds Series 2016A (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,960,000	5,960,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	16,000,000	16,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas Veterans Housing Assistance Program
GO Bonds Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	2.05%		07/05/19	28,525,000	28,525,000
GO Bonds Fund II Series 2003A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	2.05%		07/05/19	10,150,000	10,150,000
GO Bonds Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c	2.05%		07/05/19	10,485,000	10,485,000
Univ of Texas
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	7,300,000	7,300,000
Whitehouse ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	4,750,000	4,750,000
						1,717,390,000
Utah 0.7%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	c	1.96%		07/05/19	1,050,000	1,050,000
Murray
Hospital RB (IHC Health Services) Series 2003D	c	1.89%		07/01/19	8,770,000	8,770,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	c	1.95%		07/05/19	2,600,000	2,600,000
Utah Housing Corp
M/F Housing RB (Florentine Villas Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.92%		07/05/19	5,800,000	5,800,000
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)	c	1.92%		07/05/19	8,415,000	8,415,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	c	1.94%		07/05/19	40,625,000	40,625,000
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b,c	1.93%		07/05/19	29,655,000	29,655,000
						96,915,000
Virginia 1.2%
Alexandria
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/11/19	4,790,000	4,790,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	d,e	1.93%	07/04/19	07/05/19	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)	c	1.93%		07/05/19	14,250,000	14,250,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/11/19	3,720,000	3,720,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: BRANCH BANKING AND TRUST COMPANY)	c	1.95%		07/01/19	1,750,000	1,750,000
Metropolitan Washington Airports Auth
Airport System RB Series 2003D1 (LOC: TD BANK NA)	c	1.95%		07/05/19	14,525,000	14,525,000
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.95%		07/05/19	50,000,000	50,000,000
Airport System Refunding RB Series 2011A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.94%		07/05/19	7,715,000	7,715,000
Airport System Refunding RB Series 2011A3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.94%		07/05/19	16,800,000	16,800,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	d,e	1.96%		07/05/19	7,500,000	7,500,000
Airport System Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.95%		07/05/19	4,000,000	4,000,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	d,e	1.96%		07/05/19	2,500,000	2,500,000
Airport System Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	d,e	1.99%		07/05/19	2,000,000	2,000,000
Norfolk
Water Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/25/19	4,600,000	4,600,000
Sussex Cnty IDA
Solid Waste Disposal RB (Waste Management) Series 2002A (LOC: JPMORGAN CHASE BANK NA)	c	1.94%		07/05/19	10,000,000	10,000,000
Univ of Virginia
General RB Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,625,000	5,625,000
General Refunding RB Series 2017B (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/29/19	5,300,000	5,300,000
						180,655,000
Washington 4.1%
Franklin Pierce SD #402
ULT GO Bonds Series 2016 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	6,430,000	6,430,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/25/19	5,770,000	5,770,000
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	2,250,000	2,250,000
King Cnty
Sewer Refunding RB Series 2011B (ESCROW) (LIQ: CITIBANK NA)	d,e	1.93%	07/04/19	07/05/19	11,680,000	11,680,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	14,945,000	14,945,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	10,145,000	10,145,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)	c	2.05%		07/05/19	6,475,000	6,475,000
RB (Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	c	2.06%		07/05/19	3,755,000	3,755,000
King Cnty SD #410
ULT GO Refunding Bonds Series 2018 (GTY: WASHINGTON (STATE OF)) (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	9,500,000	9,500,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	c	1.96%		07/05/19	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.99%		07/05/19	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	c	1.98%		07/05/19	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: MUFG BANK LTD)	b,c	2.07%		07/05/19	8,490,000	8,490,000
Sub Lien Refunding RB Series 2008 (LOC: MUFG BANK LTD)	c	2.07%		07/05/19	110,010,000	110,010,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	1.95%		07/01/19	17,345,000	17,345,000
Light & Power RB Series 2015A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	08/29/19	5,945,000	5,945,000
Light & Power RB Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	1.93%		07/05/19	9,840,000	9,840,000
Light & Power Refunding RB Series 2017C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	09/26/19	10,300,000	10,300,000
LT GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/11/19	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	d	2.03%	07/04/19	07/25/19	7,730,000	7,730,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	c	2.03%		07/05/19	4,785,000	4,785,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	9,475,000	9,475,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,965,000	4,965,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	d,e	1.93%		07/05/19	11,250,000	11,250,000
GO Bonds Series 2018C (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	4,100,000	4,100,000
GO Bonds Series 2019T (LIQ: CITIBANK NA)	d,e	1.93%		07/05/19	4,990,000	4,990,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)	c	1.97%		07/05/19	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	c	1.93%		07/05/19	20,000,000	20,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	8,110,000	8,110,000
RB (MultiCare Health System) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	3,540,000	3,540,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	9,285,000	9,285,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,665,000	6,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	7,485,000	7,485,000
RB (Seattle Children’s Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	d,e	1.93%		07/05/19	8,155,000	8,155,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	9,375,000	9,375,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	18,860,000	18,860,000
Washington State Housing Finance Commission
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	4,640,000	4,640,000
M/F Housing RB (Boardwalk Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	9,720,000	9,720,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	2,910,000	2,910,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	8,255,000	8,255,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.97%		07/05/19	5,560,000	5,560,000
M/F Housing RB (Eagle’s Landing Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	12,730,000	12,730,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	6,280,000	6,280,000
M/F Housing RB (Merrill Gardens at Tacoma) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	17,640,000	17,640,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.97%		07/05/19	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	12,750,000	12,750,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	20,355,000	20,355,000
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	8,190,000	8,190,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.93%		07/05/19	6,750,000	6,750,000

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Ballard Landmark Inn) Series 2015A (LOC: FEDERAL HOME LOAN BANKS)	c	1.92%		07/05/19	31,590,000	31,590,000
M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.92%		07/05/19	6,385,000	6,385,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.92%		07/05/19	5,300,000	5,300,000
						613,685,000
West Virginia 0.3%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	c	1.88%		07/05/19	40,000,000	40,000,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)	c	2.00%		07/05/19	4,000,000	4,000,000
						44,000,000
Wisconsin 0.7%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.96%		07/05/19	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.94%		07/05/19	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%	07/04/19	07/05/19	6,000,000	6,000,000
RB (Ascension Health) Series 2013B2 (LIQ: BANK OF AMERICA NA)	d,e	1.94%		07/05/19	3,735,000	3,735,000
RB (Ascension Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,865,000	6,865,000
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	d,e	1.94%		07/05/19	6,620,000	6,620,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,125,000	5,125,000
RB (Childrens Hospital of Wisconsin) Series 2017 (LIQ: CREDIT SUISSE AG)	d,e	1.93%		07/05/19	2,000,000	2,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	5,900,000	5,900,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	5,275,000	5,275,000
RB (Univ of Wisconsin Medical Fdn) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	c	1.98%		07/05/19	4,350,000	4,350,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	c	2.00%		07/05/19	11,860,000	11,860,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	c	2.00%		07/05/19	4,465,000	4,465,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	c	2.00%		07/05/19	6,500,000	6,500,000
Housing RB Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	1.94%		07/05/19	1,000,000	1,000,000
Housing RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	4,690,000	4,690,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	1.93%		07/05/19	4,500,000	4,500,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	6,590,000	6,590,000

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	5,750,000	5,750,000
						105,655,000
Wyoming 0.3%
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	c	1.98%		07/05/19	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	5,785,000	5,785,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	4,945,000	4,945,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)	c	1.95%		07/05/19	7,845,000	7,845,000
						51,275,000
Other Investments 2.3%
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	c,d	2.05%		07/05/19	96,000,000	96,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	c,d	2.05%		07/05/19	43,100,000	43,100,000
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	c,d	2.05%		07/05/19	48,200,000	48,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	c,d	2.05%		07/05/19	41,500,000	41,500,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	c,d	2.05%		07/05/19	24,200,000	24,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	c,d	2.05%		07/05/19	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	c,d	2.05%		07/05/19	12,600,000	12,600,000
						336,600,000
Total Variable-Rate Municipal Securities
(Cost $11,176,417,354)						11,176,417,354
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	All or a portion of this security is designated as collateral for delayed-delivery securities.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,739,463,000 or 31.8% of net assets.
e	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

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Schwab Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SCH DIST —	School district
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

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Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$15,165,568,473
Cash		12,347,089
Receivables:
Investments sold		76,480,735
Fund shares sold		96,929,817
Interest		57,144,929
Prepaid expenses	+	611,360
Total assets		15,409,082,403
Liabilities
Payables:
Investments bought		129,915,120
Investments bought — Delayed delivery		317,708,442
Investment adviser and administrator fees		1,988,997
Shareholder service fees		53,726
Independent trustees’ fees		7,884
Fund shares redeemed		49,577,859
Distributions to shareholders		8,653,527
Accrued expenses	+	601,129
Total liabilities		508,506,684
Net Assets
Total assets		15,409,082,403
Total liabilities	–	508,506,684
Net assets		$14,900,575,719
Net Assets by Source
Capital received from investors		14,901,293,511
Total distributable loss		(717,792)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,630,297,980		2,629,731,567		$1.00
Ultra Shares	$12,270,277,739		12,267,683,970		$1.00

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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$124,167,256
Expenses
Investment adviser and administrator fees		23,297,766
Shareholder service fees:
Sweep Shares[1]		441,622
Investor Shares		1,927,051
Registration fees		400,883
Portfolio accounting fees		180,908
Custodian fees		101,460
Transfer agent fees		63,240
Professional fees		50,791
Shareholder reports		44,733
Independent trustees’ fees		35,221
Other expenses	+	85,321
Total expenses		26,628,996
Expense reduction by CSIM and its affiliates	–	10,223,321
Net expenses	–	16,405,675
Net investment income		107,761,581
Realized Gains (Losses)
Net realized gains on investments		123,360
Increase in net assets resulting from operations		$107,884,941
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).

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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$107,761,581	$182,194,885
Net realized gains (losses)	+	123,360	(210,793)
Increase in net assets from operations		107,884,941	181,984,092
Distributions to Shareholders1
Sweep Shares		(1,948,912)	(40,776,028)
Investor Shares		(17,292,294)	(20,695,856)
Ultra Shares	+	(88,523,797)	(120,723,001)
Total distributions		($107,765,003)	($182,194,885)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		1,312,772,498	18,603,934,120
Investor Shares		2,059,893,804	4,294,721,919
Ultra Shares	+	9,152,827,267	19,736,098,511
Total shares sold		12,525,493,569	42,634,754,550
Shares Reinvested
Sweep Shares		1,914,559	40,776,014
Investor Shares		11,208,473	14,817,889
Ultra Shares	+	60,890,940	91,845,090
Total shares reinvested		74,013,972	147,438,993
Shares Redeemed
Sweep Shares		(3,340,871,592)	(25,879,632,790)
Investor Shares		(2,176,009,367)	(2,396,754,227)
Ultra Shares	+	(9,691,524,621)	(12,913,734,598)
Total shares redeemed		(15,208,405,580)	(41,190,121,615)
Net transactions in fund shares		(2,608,898,039)	1,592,071,928
Net Assets
Beginning of period		17,509,353,820	15,917,492,685
Total increase or decrease	+	(2,608,778,101)	1,591,861,135
End of period		$14,900,575,719	$17,509,353,820
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).

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Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [2]	0.01 [2]	0.00 [2],[3]	0.00 [2],[3]	0.00 [2],[3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	(0.00) [3]	—	(0.00) [3]	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.66% [5]	1.20% [4]	0.48%	0.12%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6]	0.35%	0.42% [7]	0.34% [8]	0.08% [8]	0.09% [8]
Gross operating expenses	0.53% [6]	0.51%	0.55%	0.57%	0.57%	0.57%
Net investment income (loss)	1.34% [6]	1.14%	0.48%	0.13%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,175	$1,128	$632	$519	$403	$468

*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.07%.
5
Not annualized.
6
Annualized.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 28.5% of net assets
California 1.8%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2009B-4		1.79%		08/06/19	1,800,000	1,800,000
RB (Kaiser Permanente) Series 2009B2		1.67%		09/03/19	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2009B3		1.67%		09/03/19	7,500,000	7,500,000
RB (Kaiser Permanente) Series 2009B3		1.65%		09/05/19	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2009B6		1.79%		08/07/19	1,380,000	1,380,000
						20,680,000
Colorado 0.1%
Univ of Colorado
CP Notes Series A1		1.40%		07/02/19	880,000	880,000
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.54%		07/01/19	1,000,000	1,000,000
District of Columbia 0.4%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.48%	08/15/19	02/28/20	5,000,000	5,000,000
Florida 0.7%
Miami-Dade Cnty
Water & Sewer System CP Notes Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.49%		08/14/19	8,500,000	8,500,000
Georgia 1.5%
Atlanta Airport
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		1.85%		07/02/19	1,580,000	1,580,000
2nd Lien PFC & 3rd Lien General Revenue CP Series D (LOC: BANK OF AMERICA NA)		1.95%		07/02/19	1,161,000	1,161,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
2nd Lien PFC & 3rd Lien General Revenue CP Series H (LOC: PNC BANK NATIONAL ASSOCIATION)		1.58%		07/01/19	14,966,000	14,966,000
						17,707,000
Idaho 1.4%
Idaho
TAN 2019	a	3.00%		06/30/20	10,000,000	10,167,800
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.75%		08/01/19	6,000,000	6,000,000
						16,167,800
Illinois 1.3%
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		1.43%		07/02/19	15,000,000	15,000,000
Iowa 0.2%
Iowa Finance Auth
Health Facilities RB (Iowa Health System) Seires 2008A (ESCROW)		5.63%		08/15/19	2,625,000	2,638,242
Kentucky 1.8%
Kentucky Asset/Liability Commission
TRAN 2019A	a	3.00%		06/25/20	5,040,000	5,116,255
Louisville & Jefferson Cnty Metro Sewer District
CP Series 2018A2 (LIQ: JPMORGAN CHASE BANK NA)		1.65%		08/07/19	995,000	995,000
CP Series A1 (LIQ: BANK OF AMERICA NA)		1.52%		08/02/19	5,000,000	5,000,000
Sub Program Notes CP Series 2018A-1 (LIQ: BANK OF AMERICA NA)		1.47%		08/23/19	10,000,000	9,999,991
						21,111,246
Maryland 0.7%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		1.43%		09/03/19	8,750,000	8,750,000
Massachusetts 1.7%
Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: TD BANK NA)		1.48%		10/02/19	10,000,000	10,000,000
Somerville
BAN Series B		2.00%		10/25/19	10,000,000	10,018,560
						20,018,560
Michigan 0.6%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.43%		09/03/19	3,500,000	3,500,000
Hospital Refunding RB (Ascension Health) Series 2016E1		1.10%		08/15/19	875,000	874,050
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F		1.95%		04/01/20	175,000	175,230
Univ of Michigan
Extendible CP Notes Series K2		1.65%	07/08/19	01/03/20	1,880,000	1,880,000
						6,429,280

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 0.3%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.64%		08/01/19	2,000,000	2,000,000
Truckee Meadows Water Auth
Water Revenue CP Series 2006B (LOC: WELLS FARGO BANK NA)		1.69%		07/01/19	1,875,000	1,875,000
						3,875,000
New Jersey 0.9%
Burlington Cnty
BAN 2018B		2.75%		04/17/20	2,500,000	2,521,108
Hudson Cnty
BAN 2018		4.00%		12/10/19	3,925,000	3,960,822
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2018C1		3.00%		10/03/19	4,536,000	4,547,327
						11,029,257
New York 2.2%
Greece Central school District NY
BAN Series 2019		2.25%		06/26/20	2,500,000	2,519,562
Horseheads CSD
BAN 2019		2.25%		06/25/20	1,500,000	1,511,715
Lancaster CSD
BAN 2019		2.50%		06/12/20	3,400,000	3,432,718
Liverpool CSD
Go BAN 2019		2.25%		06/26/20	2,000,000	2,015,746
Middletown
BAN 2018A		3.50%		08/28/19	6,558,644	6,575,423
Port Chester-Rye UFSD
BAN 2019		2.50%		06/12/20	8,000,000	8,073,165
Queensbury UFSD
BAN 2019	a	2.25%		07/10/20	2,000,000	2,017,300
						26,145,629
Ohio 1.0%
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		1.62%		07/16/19	6,145,000	6,145,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)		2.10%		02/01/20	6,085,000	6,085,000
						12,230,000
Pennsylvania 1.4%
Butler Cnty Hospital Auth
Hospital RB (Butler Health) Series 2009B (ESCROW)		7.13%		07/01/19	6,600,000	6,600,000
Pennsylvania State Univ
Refunding RB Series 2009B		1.58%		06/01/20	10,000,000	10,000,000
						16,600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 1.0%
Metro Government of Nashville & Davidson Cnty
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		1.77%		08/05/19	1,200,000	1,200,000
GO CP Series B2 (LIQ: MUFG UNION BANK NA)		1.50%		11/05/19	10,320,000	10,320,000
						11,520,000
Texas 8.7%
Boerne ISD
ULT Refunding Bonds Series 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/20	1,310,000	1,336,401
Brownsville
Utilities System CP Series A (LOC: MUFG UNION BANK NA)		1.83%		09/16/19	1,800,000	1,800,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		1.64%		08/01/19	15,000,000	14,996,679
Refunding RB (Methodist Hospital) Series 2009C1		1.68%		11/05/19	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.53%		01/06/20	8,000,000	8,000,000
Houston
GO CP Series E1 (LOC: CITIBANK NA)		1.74%		07/11/19	3,000,000	3,000,000
Katy ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	a	5.00%		02/15/20	4,415,000	4,510,276
Klein ISD
ULT Refunding Bonds Series 2012B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/20	2,760,000	2,799,668
Lamar Consolidated ISD
ULT GO Refunding Bonds Series 2012B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/20	1,055,000	1,071,172
McKinney ISD
ULT Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/20	1,175,000	1,200,239
Texas
TRAN Series 2018	b	4.00%		08/29/19	8,500,000	8,527,163
TRAN Series 2018		4.00%		08/29/19	46,000,000	46,150,628
Texas A&M Univ
Permanent Univ Fund RB Series 2012A		5.00%		07/01/19	450,000	450,000
Univ of Texas
Revenue Financing CP Series A		1.60%		07/02/19	3,000,000	3,000,000
						101,842,226
Utah 0.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.55%		08/20/19	2,000,000	2,000,000
Washington 0.3%
Ellensburg SD #401
ULT GO Bonds Series 2019 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/19	1,000,000	1,010,319
Washington
COP Series 2012B		5.00%		07/01/19	100,000	100,000
GO Refunding Bonds Series R-2015A		5.00%		07/01/19	1,765,000	1,765,000
						2,875,319

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin 0.2%
DeForest Area SD
BAN		3.00%		12/18/19	2,000,000	2,004,013
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2013B		1.38%		12/03/19	515,000	513,904
						2,517,917
Total Fixed-Rate Municipal Securities
(Cost $334,517,476)						334,517,476

Variable-Rate Municipal Securities 72.8% of net assets
Alabama 3.9%
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	07/18/19	2,430,000	2,430,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	c,d	1.94%		07/05/19	2,900,000	2,900,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	e	1.96%		07/05/19	40,000,000	40,000,000
						45,330,000
California 2.0%
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		2.00%	07/04/19	09/03/19	23,445,000	23,445,000
Colorado 1.3%
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%	07/04/19	07/05/19	5,670,000	5,670,000
Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2001AA2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	e	1.95%		07/05/19	1,700,000	1,700,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	c,d	1.94%		07/05/19	7,415,000	7,415,000
						14,785,000
Connecticut 1.1%
Connecticut Development Auth
Refunding RB (Bradley Airport Hotel) Series 2006A (LOC: TD BANK NA)	e	1.94%		07/05/19	9,185,000	9,185,000
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.94%		07/05/19	3,750,000	3,750,000
						12,935,000
Delaware 0.5%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A	e	1.95%		07/01/19	6,135,000	6,135,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 0.6%
District of Columbia
GO Refunding Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c,d	2.03%	07/04/19	08/29/19	990,000	990,000
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	6,285,000	6,285,000
						7,275,000
Florida 2.0%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	08/29/19	1,980,000	1,980,000
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	e	1.95%		07/05/19	2,205,000	2,205,000
Lee Memorial Health System
Hospital Refunding RB Series 2019A1 (LOC: BANK OF AMERICA NA)	c,d	1.95%		07/05/19	3,000,000	3,000,000
Martin Cnty Health Facilities Auth
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BANK OF AMERICA NA)	c,d	1.94%		07/05/19	2,000,000	2,000,000
Hospital RB (Cleveland Clinic Health System) Series 2019A (LIQ: BARCLAYS BANK PLC)	c,d	1.93%		07/05/19	2,400,000	2,400,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (ESCROW) (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	11,700,000	11,700,000
						23,285,000
Georgia 0.7%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	8,200,000	8,200,000
Illinois 5.3%
Chicago
OHare General Airport Sr Lien RB Series 2018B (LOC: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	1,875,000	1,875,000
Illinois Finance Auth
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	e	2.00%		07/05/19	3,500,000	3,500,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	6,600,000	6,600,000
Refunding Revenue RB (OSF Healthcare System) Series 2018 (LOC: JPMORGAN CHASE BANK NA)	e	1.95%		07/01/19	1,495,000	1,495,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	2.06%		07/05/19	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	c,d	1.98%		07/05/19	6,665,000	6,665,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Illinois Toll Highway Auth
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	c,d	1.98%		07/05/19	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.94%		07/05/19	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	c,d	1.96%		07/05/19	3,100,000	3,100,000
Metropolitan Water Reclamation District of Greater Chicago
LT GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	c,d	2.05%		07/05/19	6,000,000	6,000,000
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.97%		07/05/19	835,000	835,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	c,d	2.00%		07/05/19	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	c,d	1.98%		07/05/19	3,045,000	3,045,000
						62,885,000
Indiana 2.5%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	e	1.95%		07/05/19	28,500,000	28,500,000
Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: MUFG BANK LTD)	e	2.00%		07/05/19	675,000	675,000
						29,175,000
Iowa 0.8%
Iowa Finance Auth
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	e	1.96%		07/05/19	10,000,000	10,000,000
Louisiana 2.3%
Ascension Parish IDB
RB (BASF SE) Series 2009	e	1.95%		07/05/19	15,000,000	15,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	e	1.96%		07/05/19	4,480,000	4,480,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	e	1.96%		07/05/19	3,005,000	3,005,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	e	1.96%		07/05/19	4,660,000	4,660,000
						27,145,000
Maryland 1.5%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	07/25/19	3,705,000	3,705,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	1.95%		07/05/19	7,460,000	7,460,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	07/25/19	6,540,000	6,540,000
						17,705,000
Massachusetts 0.0%
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2016B (LIQ: BANK OF AMERICA NA)	c,d	1.93%		07/05/19	90,000	90,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 2.7%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	7,870,000	7,870,000
Michigan Finance Auth
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series A 2017MI (LIQ: BANK OF AMERICA NA)	c,d	1.97%		07/05/19	4,075,000	4,075,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F-6 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: BANK OF AMERICA NA)	c,d	1.93%		07/05/19	5,000,000	5,000,000
General RB Series 2019B (LIQ: BANK OF AMERICA NA)	c,d	1.96%		07/05/19	1,915,000	1,915,000
Michigan Strategic Fund
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	e	1.95%		07/05/19	1,700,000	1,700,000
Univ of Michigan
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	2,983,500	2,983,500
						31,743,500
Minnesota 1.5%
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	1.98%		07/05/19	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	e	1.98%		07/05/19	5,865,000	5,865,000
						18,165,000
Mississippi 0.8%
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (ESCROW) (LIQ: CREDIT SUISSE AG)	c,d	1.93%	07/04/19	07/05/19	10,000,000	10,000,000
Missouri 2.6%
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	28,995,000	28,995,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	e	1.97%		07/05/19	1,535,000	1,535,000
						30,530,000
Nebraska 2.6%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NATIONAL ASSOCIATION)	e	1.95%		07/05/19	21,000,000	21,000,000
Washington Cnty
IDRB (Cargill) Series 2010B	e	1.93%		07/05/19	10,000,000	10,000,000
						31,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 0.2%
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.94%		07/05/19	2,165,000	2,165,000
New Jersey 2.0%
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.94%		07/05/19	14,055,000	14,055,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.94%		07/05/19	10,000,000	10,000,000
						24,055,000
New York 7.9%
New York City
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	e	1.97%		07/01/19	730,000	730,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	c,d	1.94%		07/01/19	15,945,000	15,945,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	3,750,000	3,750,000
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.95%		07/05/19	24,185,000	24,185,000
New York State Dormitory Auth
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	c,d	1.93%		07/05/19	9,000,000	9,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	c,e	1.96%		07/05/19	9,000,000	9,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	c,e	1.96%		07/05/19	16,300,000	16,300,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	2.01%		07/05/19	4,250,000	4,250,000
						93,080,000
North Carolina 1.0%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	500	500
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NATIONAL ASSOCIATION)	c,d	1.94%		07/01/19	11,895,000	11,895,000
						11,895,500
North Dakota 1.0%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	07/18/19	12,175,000	12,175,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio 1.6%
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.53%)	c	1.93%		07/05/19	3,015,000	3,015,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.94%		07/05/19	1,335,000	1,335,000
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	c,d	1.94%		07/05/19	5,000,000	5,000,000
Hospital Facilities Refunding RB (Kettering Medical Center) Series 1996 (LOC: BANK OF AMERICA NA)	c,d	1.94%		07/05/19	4,950,000	4,950,000
Ohio Higher Educational Facility Commission
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.94%		07/05/19	5,000,000	5,000,000
						19,300,000
Oregon 0.7%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	e	1.96%		07/05/19	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	e	1.96%		07/05/19	4,760,000	4,760,000
						7,760,000
Pennsylvania 2.6%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	1.95%		07/05/19	9,495,000	9,495,000
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LOC: ROYAL BANK OF CANADA)	c,d	1.94%		07/01/19	7,935,000	7,935,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	1.98%		07/05/19	1,925,000	1,925,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	1.95%		07/05/19	7,710,000	7,710,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	e	1.95%		07/05/19	3,580,000	3,580,000
						30,645,000
Rhode Island 0.7%
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	c,d	1.93%		07/05/19	8,250,000	8,250,000
South Carolina 0.5%
Patriots Energy Group Financing Agency
Gas Supply RB Series 2018 (LOC: ROYAL BANK OF CANADA)	c,d	1.94%		07/05/19	3,335,000	3,335,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.20%)	c	2.10%	07/04/19	10/01/19	2,000,000	2,000,000
						5,335,000
Tennessee 0.3%
Clarksville Public Building Auth
Pooled Financing RB Series 2009 (LOC: BANK OF AMERICA NA)	e	1.95%		07/05/19	25,000	25,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.94%	07/04/19	07/05/19	3,785,000	3,785,000
						3,810,000
Texas 8.1%
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001	e	1.95%		07/05/19	12,000,000	12,000,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	c,d	1.95%		07/05/19	5,270,000	5,270,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%	07/04/19	07/05/19	6,850,000	6,850,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Health) Series 2015A (LOC: JPMORGAN CHASE BANK NA)	c,d	1.98%		07/01/19	800,000	800,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	c,d	1.93%		07/05/19	5,500,000	5,500,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (ESCROW) (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.94%		07/05/19	10,000,000	10,000,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2011	e	1.95%		07/05/19	21,315,000	21,315,000
Exempt Facilities RB (Total USA) Series 2012A	e	1.95%		07/05/19	10,000,000	10,000,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	e	1.95%		07/05/19	4,000,000	4,000,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	b,c,d	1.93%		07/05/19	10,005,000	10,005,000
Improvement and Refunding Lease RB Series 2012 (LIQ: BANK OF AMERICA NA)	c,d	1.93%		07/05/19	3,965,000	3,965,000
						94,705,000
Utah 0.2%
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: WELLS FARGO BANK NA)	c,d	1.93%		07/05/19	1,920,000	1,920,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 1.4%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	c,d	1.93%	07/04/19	07/05/19	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	c,d	1.93%		07/05/19	3,330,000	3,330,000
Loudoun Cnty
GO Bonds Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	07/11/19	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	6,750,000	6,750,000
						15,980,000
Washington 3.0%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF)) (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	07/25/19	2,960,000	2,960,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)	e	1.95%		07/05/19	3,120,000	3,120,000
Seattle
Water System Refunding RB Series 2017 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	07/25/19	3,980,000	3,980,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	6,670,000	6,670,000
Washington
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	5,500,000	5,500,000
Washington Health Care Facilities Auth
RB (MultiCare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	5,000,000	5,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	c,d	1.93%		07/05/19	7,475,000	7,475,000
						34,705,000
West Virginia 3.0%
Jackson Cnty Commission
IDRB (Armstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	e	1.95%		07/05/19	35,000,000	35,000,000
Wisconsin 2.0%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: COBANK ACB)	e	1.95%		07/05/19	9,800,000	9,800,000
Wisconsin Health & Educational Facilities Auth
RB (Children’s Hospital of Wisconsin) Series 2008B (ESCROW) (LIQ: BARCLAYS BANK PLC)	c,d	1.94%		07/05/19	2,940,000	2,940,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: BANK OF AMERICA NA)	c,d	1.95%		07/05/19	4,000,000	4,000,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	6,665,000	6,665,000
						23,405,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Investment 1.9%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	c,e	1.98%		07/05/19	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $855,914,000)						855,914,000
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	All or a portion of this security is designated as collateral for delayed-delivery securities.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $502,754,000 or 42.8% of net assets.
d	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
e	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
PFC —	Passenger facility charge
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,190,431,476
Cash		171,838
Receivables:
Fund shares sold		6,027,496
Interest		5,787,453
Prepaid expenses	+	56,007
Total assets		1,202,474,270
Liabilities
Payables:
Investments bought — Delayed delivery		21,811,631
Investment adviser and administrator fees		290,312
Independent trustees’ fees		943
Fund shares redeemed		4,493,141
Distributions to shareholders		627,671
Accrued expenses	+	194,802
Total liabilities		27,418,500
Net Assets
Total assets		1,202,474,270
Total liabilities	–	27,418,500
Net assets		$1,175,055,770
Net Assets by Source
Capital received from investors		1,175,158,594
Total distributable loss		(102,824)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,175,055,770		1,174,597,858		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$10,667,061
Expenses
Investment adviser and administrator fees		2,190,875
Shareholder service fees:
Sweep Shares[1]		178,094
Investor Shares		850,767
Registration fees		74,141
Portfolio accounting fees		57,939
Professional fees		20,099
Independent trustees’ fees		18,465
Custodian fees		15,750
Shareholder reports		12,176
Transfer agent fees		7,202
Other expenses	+	12,551
Total expenses		3,438,059
Expense reduction by CSIM and its affiliates	–	1,046,571
Net expenses	–	2,391,488
Net investment income		8,275,573
Realized Gains (Losses)
Net realized gains on investments		108,871
Increase in net assets resulting from operations		$8,384,444
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$8,275,573	$20,149,551
Net realized gains (losses)	+	108,871	(211,695)
Increase in net assets from operations		8,384,444	19,937,856
Distributions to Shareholders1
Sweep Shares		(697,208)	(10,253,863)
Investor Shares	+	(7,578,365)	(11,079,872)
Total distributions		($8,275,573)	($21,333,735)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		258,781,633	4,171,517,328
Investor Shares	+	698,736,524	1,488,047,971
Total shares sold		957,518,157	5,659,565,299
Shares Reinvested
Sweep Shares		692,823	9,774,625
Investor Shares	+	5,180,327	8,322,169
Total shares reinvested		5,873,150	18,096,794
Shares Redeemed
Sweep Shares		(1,013,028,156)	(5,727,447,702)
Investor Shares	+	(657,559,717)	(999,605,762)
Total shares redeemed		(1,670,587,873)	(6,727,053,464)
Net transactions in fund shares		(707,196,566)	(1,049,391,371)
Net Assets
Beginning of period		1,882,143,465	2,932,930,715
Total decrease	+	(707,087,695)	(1,050,787,250)
End of period		$1,175,055,770	$1,882,143,465
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab Municipal Money Fund offers two share classes: Investor Shares and Ultra Shares. Schwab AMT Tax-Free Money Fund offers one share class, Investor Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Effective April 10, 2019, the funds’ Sweep Shares were liquidated.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2019, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	72%	74%
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. Negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic

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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (AMT) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2019, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.32% and 0.34%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the funds. Prior to April 10, 2019, the Plan enabled the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provided to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Prior to April 10, 2019, Sweep Shares of the funds were subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee that was paid to Schwab was based on the average daily net asset value of the funds’ Sweep Shares owned by shareholders holding Sweep Shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares*	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares**	n/a	n/a
*	Effective April 10, 2019, the Sweep Shares were liquidated.
**	Ultra Shares is only offered by Schwab Municipal Money Fund.

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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares*	0.57%	0.57%
Investor Shares	0.35%	0.35%
Ultra Shares**	0.19%	n/a
*	Effective April 10, 2019, the Sweep Shares were liquidated.
**	Ultra Shares is only offered by Schwab Municipal Money Fund.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$221,456,353	$—
Schwab AMT Tax-Free Money Fund	102,437,727	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

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Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of June 30, 2019, the tax basis cost of the funds’ investments was as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax cost	$15,165,568,473	$1,190,431,476
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration	$837,730	$211,695
Total	$837,730	$211,695
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2019. The tax-basis components of distributions paid during the year ended December 31, 2018, were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax-exempt income	$182,194,885	$20,149,551
Ordinary income	—	1,184,184
Long-term capital gains	—	—
As of December 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab and considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit the Funds and certain of their shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the

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resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and each Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation

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and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Semiannual Report

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR25720-17
00231830

Semiannual Report  |  June 30, 2019
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Amid the numerous headlines catching the attention of investors in recent months, one big story has been a substantial shift in interest rate expectations. As late as the end of 2018, most observers were predicting that the Federal Reserve (Fed) would continue to raise rates in 2019. How quickly things change. By June 2019, the outlook had reversed entirely as Fed policy makers cited uncertainty about the economy. Although the Fed left interest rates unchanged at their June meeting, markets were signaling that rates will likely be cut by the end of this year. (Following the end of the period, at their July meeting, the Fed cut interest rates by 0.25%.)
It’s a good reminder that the direction of interest rates is never a certainty, even if an economist or analyst might seem very confident when discussing the matter on any given day. While investors in money market funds should understand the impact of a potential rate cut—generally, when interest rates fall, money market funds deliver lower yields—municipal (muni) money market fund yields can also be impacted by a number of other factors such as seasonal influences and shifts in supply and demand.
At Charles Schwab Investment Management, we believe that money market funds can play an important role in an investor’s portfolio, whether as a temporary place to hold cash or as a dedicated asset class. Designed to offer stability of capital, liquidity, and current income, the Schwab Municipal Money Funds are an example of our commitment to providing a straightforward lineup of core investment products and solutions that can help investors pursue a strategy that’s right for their needs. The funds are actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. Our team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers. And, with no investment minimums on the funds’ Investor Shares, the Schwab Municipal Money Funds can help investors realize the benefits of professional money management without the typical barriers to entry.
Since we launched our first funds more than 25 years ago, Charles Schwab Investment Management has grown to become one of the largest providers of money market funds in the country—all while staying focused on what investors need and want to help them achieve long-term success. And, although we can’t take all of the surprises out of investing, we can continue to work hard to provide straightforward products and solutions that can help investors build a portfolio that is positioned to help weather the inevitable market ups and downs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ And, with no investment minimums on the funds’ Investor Shares, the Schwab Municipal Money Funds can help investors realize the benefits of professional money management without the typical barriers to entry.”
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
State Investment Environment

California
California’s financial position is strong, following nearly a decade of solid economic growth coupled with disciplined spending. Although the new 2020 budget reflects ongoing fiscal restraint, uncertainty over federal policy and continued spending pressures are competing with the Governor’s goal to be prepared for the next recession.
California’s fiscal 2019 budget (ending June 30, 2019) continued the multi-year effort to prepare the state for the next economic recession with much of the growth in general fund revenues used for reserves and one-time spending, as well as increased funding for K-12 and community college education. While the 2019 budget projected the state would end the fiscal year with $17.1 billion of total reserves, updated projections indicate that general fund revenues outperformed expectations by over 3%. The state now projects it will close fiscal 2019 with reserves of $22.0 billion, of which nearly $14.4 billion, equal to 10% of annual spending, is in the rainy day fund.
California’s significant revenue volatility makes it especially vulnerable to recession. That volatility, combined with slowing revenue growth, the risk of federal budget cuts, and the potential impact of the federal trade policy, supports Governor Newsom’s cautious approach to increasing spending and ongoing focus on boosting the state’s financial reserves, similar to that taken by former Governor Brown. The enacted fiscal 2020 budget projects the state will receive $143.8 billion in general fund revenue, up 4.2% from fiscal 2019. General fund support of K-12 education is projected to grow 1.4% to $58.3 billion, while support for higher education is projected to grow by 7%, or $1.1 billion. The budget includes a nearly $2.2 billion increase to the rainy day fund which would bring it to over $16.5 billion, or 11% of tax revenues. Total reserves would be a very strong $20.2 billion, or almost 14% of spending. However, the budget contains some uncertainties, specifically the risk of federal budget cuts or a shift in federal revenue sharing, as well as the impact of federal trade policy on the state’s economy.
The state projects that statewide assessed property values increased 6.5% in fiscal 2019 and will grow 6.1% in fiscal 2020. The rate of growth varies significantly by county, ranging from a modest 3.6% in Kern County to a high of 8.3% in San Joaquin County. Overall, the state is projecting property value growth to continue but at a slower pace than in recent years.
Most of the state’s counties have strong financial positions aided from growth in their property tax bases and other revenues. The outlook for many of California’s cities has improved as well, with strong growth in sales and business taxes. However, both cities and counties continue to face cost pressures especially in the areas of pensions and healthcare benefits.
California’s economy is experiencing its second longest expansion period, which officially began in July 2009. Growth, however, is projected to slow. The state gained 296,100 jobs from June 2018 to June 2019, a 1.7% increase, exceeding the national job growth rate of 1.5% for the period; however, California’s 2019 job growth rate was down from the previous year’s 2.0% increase in jobs. California’s unemployment rate has remained around 4.2% since May 2018, down from 4.8% in June 2017. The June 2018 rate of 4.2% exceeds the national average of 3.7%.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA- from Fitch Ratings. While S&P Global Ratings and Fitch Ratings maintain stable outlooks on their ratings, Moody’s Investors Service’s outlook is positive.
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Schwab Municipal Money Funds
State Investment Environment (continued)

New York
New York State reported disappointing financial results in fiscal 2019 related to weak personal income tax revenues, which reduced its financial flexibility to weather the next downturn.
New York State reported a sizeable $2.2 billion deficit in fiscal 2019 (ending on March 31, 2019), which reduced the State’s reserves to $7.2 billion, or 9.9% of spending. The lackluster result was mostly attributable to sharply lower personal income tax payments in fiscal 2019, due to new taxpayer behavior following federal tax law changes. Personal income tax receipts, which represent 60% of the State’s budget, came in $4 billion less than the prior year. The decline was primarily due to taxpayers prepaying taxes in December 2017 in anticipation of the federal tax code changes and then delaying their 2018 payments until April 2019 to coincide with the federal tax filing date. Since New York’s fiscal year ends on March 31st, the tax collections in April 2019 represent fiscal 2020 revenues for the State.
However, New York still has $4 billion remaining from $12 billion in monetary settlements received from financial institutions following litigation related to the financial crisis. While the settlements have been earmarked for state-wide infrastructure projects, the State has used about $2 billion to balance budgets in the last few years, including in fiscal 2019, and these funds could also be used to help the State weather a financial downturn.
New York adopted a $177 billion budget for fiscal 2020 which began April 1, 2019. The general fund budget, totaling $78 billion, includes a 7% increase in spending and 9% growth in revenues. The State has budgeted a 13% increase in personal income tax receipts, reflecting the shift in tax payments from fiscal 2019 to fiscal 2020. The 13% growth projection is much higher than the personal income tax revenue average annual growth of 6% in the last five fiscal years, but may be justified given the substantial changes in taxpayer behavior. However, if the optimistic projection is not realized, the State will be forced to make mid-year cuts to balance its budget. Further, even with the aggressive revenue growth projection, the budget includes the use of reserves, which are projected to fall to $6.5 billion, or 8.3% of spending. General fund spending is dominated by Local Assistance, which represents 2/3 of total spending, and is primarily for education and Medicaid. State operations are budgeted to increase 6%, or $1 billion, primarily for salary increases, and rising healthcare and pension costs.
New York State local governments, including cities, counties, and school districts, continue to grapple with the impact of a 2% per year cap on local property tax growth. This limit on revenue growth has occurred simultaneously with cuts in state aid to these governmental units which have not fully returned to pre-recession levels. Both of these actions have required local governments to reduce their own budgets in order to maintain financial stability. A number of local governments have been particularly impacted by the state aid cuts and cap on property tax increases due to poor financial management coupled with the impact of the economic recession. The state controller has created a review process to identify fiscally strained local governments and provide them with help in fiscal management. This process is aimed at reducing the need for the state to establish control boards which are allowed to balance a local government’s finances without input from locally elected officials.
New York State’s economy has continued to grow, though at a slower pace than in prior years. Employment increased 1.1% in calendar year 2018, compared to 1.3% in 2017 and 1.5% in 2016. Sectors that are more sensitive to national and global economic trends, such as financial services, decelerated substantially during 2018. Meanwhile, job growth in the education and healthcare services were robust. Personal income growth is projected to be a strong 4.0% for 2019. Personal income was projected to be up 3.8% in 2018, instead it grew 5.7%, well above the U.S. average of 4.5%. Per capita personal income for the state is 128% of the U.S. average and is the fourth highest in the nation. New York’s wage base remains strongly tied to the financial activities job sector which represents 8% of the State’s jobs but over 20% of its wages.
New York State remains a strong investment-grade credit due to its deep and diverse economy and its high personal wealth levels. The State’s general obligation debt is rated Aa1 by Moody’s Investors Service and AA+ by both Fitch Ratings and S& Global Ratings. All ratings have stable outlooks.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, yields on muni bonds fell as demand in the muni bond market remained unusually strong amid escalating trade tensions, modestly weaker economic data, and a more dovish Federal Reserve (Fed). Following four 0.25% rate hikes in 2018, the Fed held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Over the period, equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
The shift in the Fed’s anticipated monetary policy, along with seasonal influences specific to muni money market securities, such as tax payments and seasonal note issuance, led to significant volatility for short-term muni money market fund yields due to shifting supply and demand over the reporting period. Reflecting this volatile environment, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between 1.28% and 2.30%, and ended the reporting period at 1.90%.
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, as well as seasonal influences unique to muni money market funds, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 20 days and ending at 38 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	38 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab California Municipal Money Fund
Investor Shares
Ticker Symbol	SWKXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.36%
Seven-Day Yield (without waivers)[2]	1.22%
Seven-Day Effective Yield (with waivers)[2]	1.37%
Seven-Day Taxable Equivalent Effective Yield[2,3]	2.97%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, yields on muni bonds fell as demand in the muni bond market remained unusually strong amid escalating trade tensions, modestly weaker economic data, and a more dovish Federal Reserve (Fed). Following four 0.25% rate hikes in 2018, the Fed held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Over the period, equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
The shift in the Fed’s anticipated monetary policy, along with seasonal influences specific to muni money market securities, such as tax payments and seasonal note issuance, led to significant volatility for short-term muni money market fund yields due to shifting supply and demand over the reporting period. Reflecting this volatile environment, the SIFMA Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between 1.28% and 2.30%, and ended the reporting period at 1.90%.
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, as well as seasonal influences unique to muni money market funds, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 22 days and ending at 28 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	28 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value (Face Value) of Investments and excludes cash.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New York Municipal Money Fund
Investor Shares
Ticker Symbol	SWYXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.56%
Seven-Day Yield (without waivers)[2]	1.40%
Seven-Day Effective Yield (with waivers)[2]	1.57%
Seven-Day Taxable Equivalent Effective Yield[2,3]	3.12%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[3]	Taxable equivalent effective yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 8.82%. Your tax rate may be different.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2019 and held through June 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/19	Ending Account Value (Net of Expenses) at 6/30/19	Expenses Paid During Period 1/1/19-6/30/19[2]
Schwab California Municipal Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,006.20	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76
Schwab New York Municipal Money Fund
Investor Shares
Actual Return	0.35%	$1,000.00	$1,006.60	$1.74
Hypothetical 5% Return	0.35%	$1,000.00	$1,023.06	$1.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [2]	0.01 [2]	0.00 [2],[3]	0.00 [2],[3]	0.00 [2],[3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01) [4]	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	—	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.62% [5]	1.10% [4]	0.45%	0.12%	0.03%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6]	0.35%	0.42% [7]	0.33% [8]	0.07% [8]	0.08% [8]
Gross operating expenses	0.49% [6]	0.49%	0.53%	0.55%	0.56%	0.56%
Net investment income (loss)	1.24% [6]	1.12%	0.48%	0.12%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$5,878	$5,526	$1,453	$784	$678	$771

*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
5
Not annualized.
6
Annualized.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 39.0% of net assets
California 39.0%
Alameda Cnty Jt Powers Auth
Lease Revenue CP Series A (LOC: MUFG UNION BANK NA)		1.30%		07/18/19	3,700,000	3,700,000
California
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.35%		07/18/19	10,500,000	10,500,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.28%		08/28/19	19,820,000	19,820,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.38%		09/18/19	2,000,000	2,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.34%		08/06/19	19,155,000	19,155,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.44%		08/06/19	11,000,000	11,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.30%		08/14/19	18,250,000	18,250,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.33%		09/09/19	44,890,000	44,890,000
GO CP Series A4 (LOC: TORONTO-DOMINION BANK/THE)		1.28%		09/04/19	32,470,000	32,470,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)	a	1.30%		09/03/19	51,380,000	51,380,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.28%		07/09/19	41,315,000	41,315,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.28%		08/05/19	15,000,000	15,000,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		1.35%		08/06/19	13,650,000	13,650,000
GO Refunding Bonds Series 2016		5.00%		08/01/19	1,000,000	1,003,053
California Dept of Water Resources
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.25%		07/18/19	13,200,000	13,200,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.29%		07/22/19	3,500,000	3,500,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.53%		07/25/19	8,869,000	8,869,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.54%		08/01/19	5,000,000	5,000,000
Water Revenue CP Series 1 (LIQ: BANK OF AMERICA NA)		1.48%		08/06/19	3,085,000	3,085,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.38%		07/02/19	49,504,000	49,504,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.30%		07/05/19	8,000,000	8,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.35%		07/09/19	60,000,000	60,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.33%		07/10/19	21,318,000	21,318,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.35%		07/10/19	61,146,000	61,146,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.30%		07/11/19	5,036,000	5,036,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.30%		07/15/19	7,487,000	7,487,000
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Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.28%		07/16/19	24,895,000	24,895,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.53%		07/25/19	14,000,000	14,000,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.45%		08/12/19	44,181,000	44,181,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.42%		08/13/19	14,000,000	14,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.50%		10/03/19	3,000,000	3,000,000
RB (Kaiser Permanente) Series 2006E		1.45%		11/06/19	9,220,000	9,220,000
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		1.27%		07/09/19	17,000,000	17,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.44%		10/10/19	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2004K		1.45%		11/06/19	19,200,000	19,200,000
RB (Kaiser Permanente) Series 2006D		1.78%		08/08/19	8,000,000	8,000,000
RB (Kaiser Permanente) Series 2006D		1.65%		09/05/19	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		1.70%		07/02/19	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2008C		1.65%		09/05/19	41,500,000	41,500,000
RB (Kaiser Permanente) Series 2009B-4		1.79%		08/06/19	3,200,000	3,200,000
RB (Kaiser Permanente) Series 2009B2		1.67%		09/03/19	15,000,000	15,000,000
RB (Kaiser Permanente) Series 2009B3		1.65%		09/05/19	4,600,000	4,600,000
Contra Costa Water District
Extendible CP		1.45%	08/22/19	02/14/20	33,000,000	33,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		1.37%	08/15/19	03/02/20	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.32%		09/05/19	5,300,000	5,300,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.60%		07/01/19	11,000,000	11,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.50%		07/02/19	9,700,000	9,700,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.00%		08/28/19	30,500,000	30,500,000
Los Angeles
TRAN Series 2019	b	5.00%		06/25/20	85,000,000	88,074,500
Los Angeles Cnty
TRAN 2019-2020	b	5.00%		06/30/20	76,950,000	79,799,458
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.55%		07/02/19	80,000,000	80,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		1.27%		07/17/19	6,000,000	6,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		1.27%		07/17/19	28,000,000	28,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		1.70%		08/21/19	15,000,000	15,000,000
Lease Revenue CP Series C (LOC: WELLS FARGO BANK NA)		1.40%		08/22/19	10,495,000	10,495,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		1.27%		07/17/19	4,600,000	4,600,000
Lease Revenue CP Series D (LOC: STATE STREET BANK AND TRUST COMPANY)		1.65%		08/21/19	25,000,000	25,000,000
Los Angeles Cnty Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.31%		09/05/19	5,200,000	5,200,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.32%		09/10/19	12,667,000	12,667,000
Sr Sales Tax Refunding RB Series 2014A		5.00%		07/01/19	645,000	645,000
13
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Los Angeles Dept of Airports
Sub Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		1.52%		08/07/19	11,501,000	11,501,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		1.42%		08/07/19	17,600,000	17,600,000
Lease Revenue CP Series A1 (LOC: BMO HARRIS BANK NA)		1.52%		09/26/19	7,500,000	7,500,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.40%		08/07/19	15,600,000	15,600,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.52%		09/26/19	25,600,000	25,600,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		1.64%		12/19/19	18,500,000	18,500,000
Los Angeles USD
GO Refunding Bonds Series 2015A		5.00%		07/01/19	8,285,000	8,285,000
GO Refunding Bonds Series 2016A		5.00%		07/01/19	6,500,000	6,500,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.37%		08/08/19	12,313,000	12,313,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		1.39%		08/06/19	44,075,000	44,075,000
CP Series A (LOC: BANK OF AMERICA NA)		1.60%		07/17/19	36,400,000	36,400,000
Riverside Cnty
2018 Series A Teeter Obligation Notes		4.00%		10/24/19	20,500,000	20,636,283
TRAN Series 2019	b	5.00%		06/30/20	65,000,000	67,400,450
Sacramento Municipal Utility District
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.58%		07/01/19	7,500,000	7,500,000
CP Series K1 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.70%		07/18/19	15,800,000	15,800,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		1.33%		07/16/19	10,000,000	10,000,000
CP Series M1 (LOC: BANK OF AMERICA NA)		1.25%		07/25/19	25,250,000	25,250,000
CP Series M1 (LOC: BANK OF AMERICA NA)		1.30%		07/25/19	7,100,000	7,100,000
San Diego Cnty Water Auth
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.60%		07/03/19	10,120,000	10,120,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.35%		08/15/19	24,400,000	24,400,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.32%		09/10/19	25,000,000	25,000,000
Extendible CP Series 1		1.30%	09/04/19	02/28/20	5,231,000	5,231,000
Extendible CP Series 1		1.33%	07/09/19	02/28/20	27,500,000	27,500,000
Extendible CP Series 1		1.70%	07/10/19	03/20/20	12,500,000	12,500,000
Water Revenue CP Series 10 (LIQ: BANK OF THE WEST)		1.55%		08/02/19	23,900,000	23,900,000
Water Revenue CP Series 10 (LIQ: BANK OF THE WEST)		1.55%		08/06/19	28,250,000	28,250,000
Water Revenue CP Series 10 (LIQ: BANK OF THE WEST)		1.68%		08/06/19	7,500,000	7,500,000
San Diego Public Facilities Financing Auth
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		1.28%		09/10/19	4,068,000	4,068,000
Lease Revenue CP Series A (LOC: WELLS FARGO BANK NA)		1.38%		12/12/19	4,511,000	4,511,000
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		1.38%		10/07/19	8,714,000	8,714,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.52%		08/06/19	14,679,000	14,679,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.32%		09/11/19	6,000,000	6,000,000
Wastewater CP Notes Series A2 (LOC: BANK OF AMERICA NA)		1.63%		07/30/19	19,949,000	19,949,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.65%		07/30/19	55,000,000	55,000,000
14
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.37%		09/18/19	27,308,000	27,308,000
Water CP Series A2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.46%		08/13/19	33,000,000	33,000,000
San Jose
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		1.45%		08/14/19	18,608,000	18,608,000
Sub Airport CP Notes Series B (LOC: BANK OF AMERICA NA)		1.54%		08/14/19	15,000,000	15,000,000
Santa Clara Valley Water District
CP Series A (LOC: MUFG BANK LTD)		1.33%		09/04/19	8,780,000	8,780,000
Santa Cruz Cnty
TRAN 2019-2020	b	4.00%		07/01/20	25,000,000	25,694,750
Torrance California
TRAN 2019-2020	b	2.00%		06/25/20	15,705,000	15,833,938
Turlock Irrigation District
Sub Revenue CP Series A (LOC: BANK OF AMERICA NA)		1.40%		09/12/19	17,200,000	17,200,000
Univ of California
CP Notes Series 2009A		1.56%		07/01/19	10,000,000	10,000,000
CP Notes Series 2009A		1.23%		07/09/19	13,400,000	13,400,000
CP Notes Series 2009A		1.55%		07/10/19	15,000,000	15,000,000
CP Notes Series 2009A		1.70%		07/16/19	1,670,000	1,670,000
CP Notes Series 2009A		1.80%		07/29/19	2,800,000	2,800,000
CP Notes Series 2009A		1.27%		08/06/19	5,000,000	5,000,000
CP Notes Series 2009A		1.52%		08/06/19	4,550,000	4,550,000
CP Notes Series 2009A		1.30%		09/05/19	62,000,000	62,000,000
CP Notes Series 2009A		1.30%		09/09/19	20,496,000	20,496,000
CP Notes Series 2009A		1.55%		09/18/19	5,000,000	5,000,000
Ventura Cnty
TRAN Series 2019-2020	b	5.00%		07/01/20	58,000,000	60,177,320
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.65%		08/05/19	24,431,000	24,431,000
Total Fixed-Rate Municipal Securities
(Cost $2,289,386,752)						2,289,386,752

Variable-Rate Municipal Securities 66.3% of net assets
California 66.3%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	a,c	1.90%		07/05/19	34,450,000	34,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.50%		07/05/19	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.49%		07/05/19	10,800,000	10,800,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.49%		07/05/19	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.49%		07/05/19	13,375,000	13,375,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.49%		07/05/19	5,790,000	5,790,000
15
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	c	1.90%		07/05/19	1,660,000	1,660,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)	c	1.95%		07/05/19	1,750,000	1,750,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	c	1.95%		07/05/19	3,115,000	3,115,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	c	1.95%		07/05/19	2,860,000	2,860,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	c	1.95%		07/05/19	980,000	980,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	c	1.97%		07/05/19	1,950,000	1,950,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	c	1.90%		07/05/19	990,000	990,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)	c	1.95%		07/05/19	972,000	972,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	c	1.90%		07/05/19	1,655,000	1,655,000
Anaheim Elementary SD
GO Bonds Series 2018A (LIQ: WELLS FARGO BANK NA)	d,e	1.88%		07/05/19	7,520,000	7,520,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	5,500,000	5,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	d,e	1.90%		07/05/19	22,400,000	22,400,000
Sub Toll Bridge RB Series 2017S7 (LIQ: WELLS FARGO BANK NA)	d,e	1.88%		07/05/19	10,440,000	10,440,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	13,335,000	13,335,000
Berryessa USD
GO Bonds Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	5,960,000	5,960,000
Blackrock MuniYield California Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	c,d	2.02%		07/05/19	1,800,000	1,800,000
BlackRock MuniYield California Quality Fund
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	c,d	2.02%		07/05/19	1,800,000	1,800,000
California
GO Bonds (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	4,200,000	4,200,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	15,720,000	15,720,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	2,000,000	2,000,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	1,220,000	1,220,000
GO Bonds (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	2,500,000	2,500,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	3,375,000	3,375,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY)	d,e	1.93%		07/05/19	11,440,000	11,440,000
GO Bonds Series 2003A1 (LOC: BARCLAYS BANK PLC)	c	1.45%		07/01/19	15,160,000	15,160,000
GO Bonds Series 2003A3 (LOC: BANK OF MONTREAL)	c	1.50%		07/01/19	48,600,000	48,600,000
GO Bonds Series 2004A-1 (LOC: CITIBANK NA)	c	1.41%		07/01/19	40,765,000	40,765,000
GO Bonds Series 2004A4 (LOC: CITIBANK NA)	c	1.53%		07/01/19	3,100,000	3,100,000
GO Bonds Series 2004B2 (LOC: CITIBANK NA)	c	1.27%		07/01/19	15,395,000	15,395,000
GO Bonds Series 2005B4 (LOC: BARCLAYS BANK PLC)	c	1.55%		07/05/19	1,115,000	1,115,000
GO Bonds Series 2005B5 (LOC: MUFG UNION BANK NA)	c	1.39%		07/01/19	1,750,000	1,750,000
16
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2005B7 (LOC: BARCLAYS BANK PLC)	c	1.40%		07/01/19	5,835,000	5,835,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%	07/04/19	07/05/19	21,000,000	21,000,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	3,195,000	3,195,000
GO Bonds Series 2018 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	2,500,000	2,500,000
GO Bonds Series G2 (LIQ: ROYAL BANK OF CANADA)	c,d	1.90%		07/05/19	5,000,000	5,000,000
GO Refunding Bonds (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	9,200,000	9,200,000
GO Refunding Bonds (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	7,650,000	7,650,000
GO Refunding Bonds Series 2007 (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	4,000,000	4,000,000
California Dept of Water Resources
Water System RB Series AH (LIQ: CITIBANK NA)	d,e	1.85%	07/04/19	07/05/19	5,635,000	5,635,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B	c	1.35%		07/05/19	840,000	840,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,670,000	6,670,000
RB (Stanford Univ) Series U1 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.90%		07/05/19	8,970,000	8,970,000
RB (Stanford Univ) Series U6 (LIQ: CITIBANK NA)	d,e	1.85%		07/05/19	4,000,000	4,000,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	7,125,000	7,125,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	3,590,000	3,590,000
RB (Stanford Univ) Series V1 (LIQ: CREDIT SUISSE AG)	d,e	1.88%		07/05/19	10,000,000	10,000,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	c	1.95%		07/05/19	8,000,000	8,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	c	1.95%		07/05/19	9,995,000	9,995,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	24,000,000	24,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	2,230,000	2,230,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.15%)	d	2.05%	07/04/19	11/01/19	2,190,000	2,190,000
RB (Kaiser Permanente) Series 2017A2 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	10,465,000	10,465,000
RB (Memorial Health Services) Series 2013A	c	1.55%		07/05/19	6,520,000	6,520,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	d,e	1.90%		07/05/19	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	25,660,000	25,660,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	11,565,000	11,565,000
RB (Providence St Joseph Health) Series 2016A (LIQ: BANK OF AMERICA NA)	d,e	1.90%		07/05/19	2,295,000	2,295,000
RB (Providence St Joseph Health) Series 2016A (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	4,000,000	4,000,000
RB (Providence St Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	3,840,000	3,840,000
17
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	2,250,000	2,250,000
RB (Sutter Health) Series 2011B (ESCROW) (LIQ: CITIBANK NA)	d,e	1.86%	07/04/19	07/05/19	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	d,e	1.86%	07/04/19	07/05/19	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%	07/04/19	07/05/19	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	8,595,000	8,595,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	3,600,000	3,600,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	3,065,000	3,065,000
RB (Sutter Health) Series 2018A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	5,000,000	5,000,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	5,625,000	5,625,000
Refunding RB (Stanford Hospital) Series 2010B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,000,000	6,000,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	2,597,500	2,597,500
Refunding RB (Sutter Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	2,300,000	2,300,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	25,555,000	25,555,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	435,500	435,500
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	15,500,000	15,500,000
California HFA
Home Mortgage RB Series 2005A (LOC: MUFG BANK LTD)	c	1.56%		07/05/19	27,800,000	27,800,000
California Infrastructure & Economic Development Bank
Bay AreaToll Bridges RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	d,e	1.85%		07/05/19	11,250,000	11,250,000
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)	c	2.00%		07/05/19	2,590,000	2,590,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	c	1.95%		07/05/19	5,000,000	5,000,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	c	1.50%	07/01/19	07/05/19	9,715,000	9,715,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	7,500,000	7,500,000
RB (UCSF 2130 3rd St) Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	5,910,000	5,910,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	c	1.68%		07/01/19	3,800,000	3,800,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF THE WEST)	c	1.96%		07/05/19	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	c	1.95%		07/05/19	7,580,000	7,580,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	c	2.02%		07/05/19	6,000,000	6,000,000
18
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	c	1.95%		07/05/19	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	c	1.95%		07/05/19	370,000	370,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	c	1.95%		07/05/19	6,315,000	6,315,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	c	2.03%		07/05/19	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	c	1.95%		07/05/19	910,000	910,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	c	2.02%		07/05/19	2,500,000	2,500,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)	c	1.95%		07/05/19	2,040,000	2,040,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)	c	1.89%		07/05/19	780,000	780,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	c,d	1.91%		07/05/19	19,750,000	19,750,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	c	1.89%		07/05/19	1,490,000	1,490,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NATIONAL ASSOCIATION)	c	1.96%		07/05/19	1,150,000	1,150,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	c	1.95%		07/05/19	1,235,000	1,235,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	8,000,000	8,000,000
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	19,000,000	19,000,000
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	c	1.49%		07/01/19	1,150,000	1,150,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	c	1.49%		07/01/19	2,080,000	2,080,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	7,160,000	7,160,000
RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	7,715,000	7,715,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		2.00%	07/04/19	09/03/19	48,100,000	48,100,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		2.00%	07/04/19	09/03/19	83,590,000	83,590,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	6,270,000	6,270,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	c	1.80%		07/05/19	4,090,000	4,090,000
M/F Housing RB (Breezewood Apts) Series 2003F1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	5,835,000	5,835,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)	c	1.94%		07/05/19	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.80%		07/05/19	10,400,000	10,400,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.94%		07/05/19	13,680,000	13,680,000
19
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	c	1.94%		07/05/19	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	7,395,000	7,395,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.88%		07/05/19	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	6,800,000	6,800,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	1,925,000	1,925,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	c	1.88%		07/05/19	6,240,000	6,240,000
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	6,400,000	6,400,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.94%		07/05/19	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	10,150,000	10,150,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	6,350,000	6,350,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	3,120,000	3,120,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	25,000,000	25,000,000
M/F Housing RB (Oakmont Sr Living of Escondido) Series 2001Y (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	14,340,000	14,340,000
M/F Housing RB (Pine View Apts) Series 2004A (LOC: CITIBANK NA)	c	1.87%		07/05/19	5,000,000	5,000,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	c	1.88%		07/05/19	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	c	1.80%		07/05/19	5,840,000	5,840,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)	c	1.90%		07/05/19	37,500,000	37,500,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	c	1.94%		07/05/19	28,200,000	28,200,000
20
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	c	1.88%		07/05/19	11,385,000	11,385,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	c	1.80%		07/05/19	2,470,000	2,470,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.98%		07/05/19	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	7,605,000	7,605,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.49%		07/05/19	23,245,000	23,245,000
M/F Housing Refunding RB (Sunrise of Danville) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	6,165,000	6,165,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	c	1.94%		07/05/19	16,170,000	16,170,000
RB (Kaiser Permanente) Series 2004M	c	1.60%		07/05/19	1,000,000	1,000,000
RB (Kaiser Permanente) Series 2009C2	c	1.53%		07/05/19	24,780,000	24,780,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	4,315,000	4,315,000
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	d,e	1.86%	07/04/19	07/05/19	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	c	1.96%		07/05/19	12,715,000	12,715,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	7,500,000	7,500,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.55%		07/05/19	37,940,000	37,940,000
Coast CCD
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	6,085,000	6,085,000
GO Bonds Series 2017D (LOC: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	7,900,000	7,900,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	d,e	1.87%		07/05/19	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.80%		07/05/19	32,200,000	32,200,000
M/F Housing Refunding RB (The Park Regency) Series 2003F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.55%		07/05/19	60,000,000	60,000,000
Corona-Norco USD
GO Refunding Bonds Series 2015 (LOC: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	4,500,000	4,500,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.86%		07/05/19	16,040,000	16,040,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	1.80%		07/01/19	13,080,000	13,080,000
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	d,e	1.87%		07/05/19	17,900,000	17,900,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a,d,e	1.87%		07/05/19	35,000,000	35,000,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	d,e	1.87%		07/05/19	55,830,000	55,830,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	a,d,e	1.87%		07/05/19	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	2,500,000	2,500,000
21
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Eastern Municipal Water District
Water and Wastewater Refunding RB Series 2015A (LIQ: TORONTO-DOMINION BANK/THE)	c	1.72%		07/01/19	20,300,000	20,300,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	d,e	1.85%		07/05/19	4,800,000	4,800,000
El Camino CCD
GO Bonds Series 2018B (LIQ: CITIBANK NA)	d,e	1.90%		07/05/19	8,000,000	8,000,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	1.91%		07/05/19	2,100,000	2,100,000
GO Bonds Series 2017 (LIQ: WELLS FARGO BANK NA)	d,e	1.88%		07/05/19	3,370,000	3,370,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	6,900,000	6,900,000
Foothill-DeAnza CCD
GO Bonds Series C (ESCROW) (LIQ: CITIBANK NA)	d,e	1.86%	07/04/19	07/05/19	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2013 (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	3,430,000	3,430,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	5,000,000	5,000,000
Fresno USD
GO Bonds Series 2010D (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	6,625,000	6,625,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	d,e	1.93%		07/05/19	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.95%		07/05/19	13,915,000	13,915,000
Hayward Area Recreation & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	d,e	1.91%		07/05/19	23,500,000	23,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	2,900,000	2,900,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) Series 2000 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	c	1.62%		07/01/19	1,000,000	1,000,000
Irvine Ranch Water District
COP Series 2016 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	3,220,000	3,220,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	4,160,000	4,160,000
GO Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index - 0.01%)		1.89%	07/04/19	03/04/20	16,000,000	16,000,000
GO Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index - 0.01%)		1.89%	07/04/19	03/04/20	15,000,000	15,000,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	9,205,000	9,205,000
Long Beach CCD
GO Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	4,899,000	4,899,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	2,000,000	2,000,000
22
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	24,855,000	24,855,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	2,500,000	2,500,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%	07/04/19	07/05/19	6,665,000	6,665,000
GO Bonds Series E (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	4,000,000	4,000,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	7,750,000	7,750,000
Los Angeles
M/F Housing RB (Channel Gateway Apartments) Series 1989B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.53%	07/04/19	07/05/19	55,900,000	55,900,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	2,510,000	2,510,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%	07/04/19	07/05/19	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2009A (ESCROW) (LIQ: CITIBANK NA)	d,e	1.86%	07/04/19	07/05/19	9,930,000	9,930,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	9,000,000	9,000,000
Los Angeles Cnty Metropolitan Transportation Auth
Sales Tax RB Series 2016C (LOC: ROYAL BANK OF CANADA)	d,e	1.93%		07/05/19	12,500,000	12,500,000
Sr Sales Tax RB Series 2017A (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	9,880,000	9,880,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.55%	07/04/19	07/05/19	11,500,000	11,500,000
M/F Housing RB (Hollywood & Vine Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.88%		07/05/19	23,910,000	23,910,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.95%		07/05/19	10,245,000	10,245,000
Los Angeles Dept of Airports
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	d,e	1.91%		07/05/19	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	16,985,000	16,985,000
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%	07/04/19	07/05/19	9,750,000	9,750,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	d,e	1.88%	07/04/19	07/05/19	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	10,465,000	10,465,000
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%	07/04/19	07/05/19	4,165,000	4,165,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.95%		07/05/19	7,500,000	7,500,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.96%		07/05/19	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	d,e	1.96%		07/05/19	7,450,000	7,450,000
Sr Refunding RB Series 2018B (LIQ: CITIBANK NA)	d,e	1.89%		07/05/19	6,035,000	6,035,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.92%		07/05/19	9,555,000	9,555,000
Sub RB Series 2016A (LIQ: WELLS FARGO BANK NA)	d,e	1.93%		07/05/19	9,155,000	9,155,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	d,e	1.96%		07/05/19	2,600,000	2,600,000
Sub RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	d,e	1.96%		07/05/19	2,360,000	2,360,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	d,e	1.93%		07/05/19	12,665,000	12,665,000
Sub RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.95%		07/05/19	2,500,000	2,500,000
Sub RB Series 2018C (LIQ: ROYAL BANK OF CANADA)	d,e	1.96%		07/05/19	2,000,000	2,000,000
23
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub RB Series 2018C&D (LIQ: MORGAN STANLEY BANK NA)	d,e	1.95%		07/05/19	20,285,000	20,285,000
Sub RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.95%		07/05/19	3,970,000	3,970,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: TD BANK NA)	c	1.43%		07/05/19	4,000,000	4,000,000
Power System RB Series 2001B1 (LIQ: BARCLAYS BANK PLC)	c	1.45%		07/05/19	11,860,000	11,860,000
Power System RB Series 2001B3 (LIQ: BARCLAYS BANK PLC)	c	1.48%		07/01/19	46,600,000	46,600,000
Power System RB Series 2001B8 (LIQ: TD BANK NA)	c	1.35%		07/05/19	150,000	150,000
Power System RB Series 2002A-2 (LIQ: BANK OF AMERICA NA)	c	1.63%		07/01/19	2,865,000	2,865,000
Power System RB Series 2002A1 (LIQ: BANK OF AMERICA NA)	c	1.63%		07/01/19	6,195,000	6,195,000
Power System RB Series 2002A3 (LIQ: BANK OF AMERICA NA)	c	1.53%		07/01/19	3,100,000	3,100,000
Power System RB Series 2002A5 (LIQ: BANK OF AMERICA NA)	c	1.52%		07/01/19	420,000	420,000
Power System RB Series 2002A6 (LIQ: BANK OF AMERICA NA)	c	1.54%		07/01/19	600,000	600,000
Power System RB Series 2002A7 (LIQ: BANK OF AMERICA NA)	c	1.53%		07/01/19	6,900,000	6,900,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	17,060,000	17,060,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	2,050,000	2,050,000
Power System RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	4,750,000	4,750,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	7,520,000	7,520,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	8,470,000	8,470,000
Water System RB Series 2011A & 2016A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	9,975,000	9,975,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	5,500,000	5,500,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%	07/04/19	07/05/19	13,500,000	13,500,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	d,e	1.86%	07/04/19	07/05/19	13,375,000	13,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%	07/04/19	07/05/19	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%	07/04/19	07/05/19	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	8,700,000	8,700,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	d,e	1.90%		07/05/19	5,515,000	5,515,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	1,875,000	1,875,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	c	2.13%		07/05/19	1,180,000	1,180,000
Los Angeles USD
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	6,895,000	6,895,000
GO Bonds Series 2018B1 (LIQ: BANK OF AMERICA NA)	d,e	1.92%		07/05/19	1,570,000	1,570,000
GO Bonds Series 2018B1 (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	7,000,000	7,000,000
Marin CCD
GO Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	4,000,000	4,000,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	1,530,000	1,530,000
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	5,100,000	5,100,000
GO Bonds Series 2017A (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	10,000,000	10,000,000
Mt. San Antonio CCD
GO Bonds Series 2019A (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	4,000,000	4,000,000
24
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Newhall SD Facilities Improvement District #2011-1
GO Bonds Series 2011A (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	1.80%		07/01/19	7,050,000	7,050,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	c,d	2.02%		07/05/19	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	c,d	2.04%		07/05/19	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	c,d	2.03%		07/05/19	23,500,000	23,500,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	c,d	2.04%		07/05/19	52,000,000	52,000,000
Ohlone CCD
GO Bonds Series B (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	11,825,000	11,825,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	8,000,000	8,000,000
Oxnard SD
GO Bonds Series 2016A (LOC: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	5,000,000	5,000,000
Palomar CCD
GO Bonds Series 2006B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	3,091,000	3,091,000
GO Bonds Series C (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.93%		07/05/19	7,500,000	7,500,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	30,280,000	30,280,000
GO Bonds Series D (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	2,880,000	2,880,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NATIONAL ASSOCIATION)	c	1.95%		07/05/19	2,550,000	2,550,000
Riverside Cnty Transportation Commission
Sales Tax Refunding RB Series 2017B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	20,260,000	20,260,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	13,000,000	13,000,000
Water RB Series 2017 (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	4,750,000	4,750,000
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	9,000,000	9,000,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.94%		07/05/19	51,800,000	51,800,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	c	1.80%		07/05/19	4,391,000	4,391,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	6,535,000	6,535,000
25
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.80%		07/05/19	10,265,000	10,265,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.80%		07/05/19	10,050,000	10,050,000
San Bernardino CCD
GO Bonds Series 2008D (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	1,750,000	1,750,000
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	d,e	1.93%		07/05/19	8,000,000	8,000,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	d,e	1.86%	07/04/19	07/05/19	3,125,000	3,125,000
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%	07/04/19	07/05/19	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	2,220,000	2,220,000
San Diego Housing Auth
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	2.02%		07/05/19	4,575,000	4,575,000
San Diego USD
GO Bonds Series 2013C (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	16,000,000	16,000,000
GO Bonds Series 2017 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	8,000,000	8,000,000
GO Bonds Series 2017 (LIQ: WELLS FARGO BANK NA)	d,e	1.88%		07/05/19	4,000,000	4,000,000
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	2,500,000	2,500,000
GO Bonds Series I (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	2,425,000	2,425,000
GO Refunding RB Series 2012-R2 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	9,440,000	9,440,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	d,e	1.87%		07/05/19	8,795,000	8,795,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%	07/04/19	07/05/19	6,665,000	6,665,000
San Francisco Airport Commission
RB 2nd Series 2019 (LOC: JPMORGAN CHASE BANK NA)	d,e	1.95%		07/05/19	24,805,000	24,805,000
RB 2nd Series 2019A (LOC: JPMORGAN CHASE BANK NA)	d,e	1.95%		07/05/19	20,445,000	20,445,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)	c	1.45%		07/05/19	1,220,000	1,220,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	4,800,000	4,800,000
GO Bonds Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	2,650,000	2,650,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	d,e	1.90%		07/05/19	20,990,000	20,990,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%	07/04/19	07/05/19	6,665,000	6,665,000
Water RB Series 2017 D (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	4,430,000	4,430,000
Water RB Series 2017A (LIQ: CITIBANK NA)	d,e	1.84%		07/05/19	8,000,000	8,000,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.75%		07/05/19	100,000,000	100,000,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	7,500,000	7,500,000
26
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.80%		07/05/19	7,600,000	7,600,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	2.02%		07/05/19	5,795,000	5,795,000
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	c	1.94%		07/05/19	10,100,000	10,100,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	1.75%		07/05/19	25,900,000	25,900,000
San Jose Redevelopment Agency
Sr Tax Allocation Refunding Bonds Series 2017A (LIQ: CITIBANK NA)	d,e	1.87%		07/05/19	9,415,000	9,415,000
San Jose USD
GO Bonds Series 2018E (LIQ: CITIBANK NA)	d,e	1.86%		07/05/19	2,920,000	2,920,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	d,e	1.87%	07/04/19	07/05/19	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	d,e	2.00%		07/05/19	6,580,000	6,580,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.98%		07/05/19	5,340,000	5,340,000
GO Bonds Series C (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	5,000,000	5,000,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	6,665,000	6,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	8,810,000	8,810,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.91%		07/05/19	2,230,000	2,230,000
San Rafael HSD
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	d,e	1.91%		07/05/19	3,000,000	3,000,000
Santa Clara Cnty
GO Bonds Series 2013B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	2,495,000	2,495,000
GO Bonds Series 2013B (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	2,985,000	2,985,000
Lease RB Series 2019A (LIQ: CITIBANK NA)	d,e	1.85%		07/05/19	9,315,000	9,315,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	c	2.01%		07/05/19	6,852,000	6,852,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	c	1.70%		07/05/19	3,696,000	3,696,000
Santa Clara USD
GO Bonds Series 2019 (LIQ: BANK OF AMERICA NA)	d,e	1.91%		07/05/19	8,400,000	8,400,000
Santa Monica CCD
GO Bonds Series 2018A (LIQ: ROYAL BANK OF CANADA)	d,e	1.90%		07/05/19	6,500,000	6,500,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)	c	1.80%		07/05/19	1,750,000	1,750,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	3,000,000	3,000,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index - 0.03%)		1.87%	07/04/19	07/25/19	31,300,000	31,300,000
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index - 0.03%)		1.87%	07/04/19	07/25/19	18,700,000	18,700,000
27
Schwab Municipal Money Funds  |  Semiannual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index - 0.03%)		1.87%	07/04/19	07/25/19	30,000,000	30,000,000
Water RB Series 2000B3 (LIQ: CITIBANK NA)	c	1.53%		07/01/19	1,000,000	1,000,000
Water RB Series 2017A (LIQ: CITIBANK NA)	c	1.53%		07/01/19	5,500,000	5,500,000
Water Refunding RB Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	10,940,000	10,940,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	2,500,000	2,500,000
Water Refunding RB Series 2018A1 (LIQ: TORONTO-DOMINION BANK/THE)	c	1.54%		07/01/19	14,750,000	14,750,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	9,965,000	9,965,000
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NATIONAL ASSOCIATION)	d,e	1.80%		07/01/19	10,020,000	10,020,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	d,e	1.92%		07/05/19	8,145,000	8,145,000
Univ of California
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	2,500,000	2,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	d,e	1.90%		07/05/19	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	6,000,000	6,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	d,e	1.90%		07/05/19	12,000,000	12,000,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	7,600,000	7,600,000
General RB Series 2016AR (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	12,900,000	12,900,000
General RB Series 2018AZ (LIQ: CITIBANK NA)	d,e	1.85%		07/05/19	2,165,000	2,165,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%	07/04/19	07/05/19	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.88%		07/05/19	26,285,000	26,285,000
Limited Project RB Series 2017M (LIQ: CITIBANK NA)	d,e	1.85%		07/05/19	15,465,000	15,465,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	d,e	1.88%		07/05/19	2,220,000	2,220,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	d,e	1.93%		07/05/19	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	c	1.92%		07/05/19	4,445,000	4,445,000
Westminster SD
GO Bonds Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	13,365,000	13,365,000
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yosemite CCD
GO Bonds Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	d,e	1.90%		07/05/19	4,105,000	4,105,000
Total Variable-Rate Municipal Securities
(Cost $3,897,869,000)						3,897,869,000
a	All or a portion of this security is designated as collateral for delayed-delivery securities.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,090,033,000 or 35.6% of net assets.
e	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$6,187,255,752
Cash		46,582,346
Receivables:
Fund shares sold		25,721,503
Interest		14,807,764
Prepaid expenses	+	73,320
Total assets		6,274,440,685
Liabilities
Payables:
Investments bought		40,801,264
Investments bought — Delayed delivery		336,980,417
Investment adviser and administrator fees		1,462,645
Shareholder service fees		11,004
Independent trustees’ fees		2,609
Fund shares redeemed		13,846,132
Distributions to shareholders		2,796,514
Accrued expenses	+	283,855
Total liabilities		396,184,440
Net Assets
Total assets		6,274,440,685
Total liabilities	–	396,184,440
Net assets		$5,878,256,245
Net Assets by Source
Capital received from investors		5,878,113,839
Total distributable earnings		142,406

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$5,878,256,245		5,876,720,769		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$46,197,940
Expenses
Investment adviser and administrator fees		9,446,449
Shareholder service fees:
Sweep Shares[1]		205,880
Investor Shares		4,235,146
Portfolio accounting fees		94,588
Registration fees		58,228
Custodian fees		43,157
Professional fees		28,494
Transfer agent fees		23,999
Independent trustees’ fees		23,799
Shareholder reports		22,313
Other expenses	+	32,628
Total expenses		14,214,681
Expense reduction by CSIM and its affiliates	–	3,878,728
Net expenses	–	10,335,953
Net investment income		35,861,987
Realized Gains (Losses)
Net realized gains on investments		142,406
Increase in net assets resulting from operations		$36,004,393
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$35,861,987	$55,628,797
Net realized gains	+	142,406	357,445
Increase in net assets from operations		36,004,393	55,986,242
Distributions to Shareholders1
Sweep Shares		(766,695)	(18,923,221)
Investor Shares	+	(35,095,292)	(37,526,584)
Total distributions		($35,861,987)	($56,449,805)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		404,281,208	8,573,608,233
Investor Shares	+	4,361,606,986	7,972,320,650
Total shares sold		4,765,888,194	16,545,928,883
Shares Reinvested
Sweep Shares		763,449	18,790,841
Investor Shares	+	24,705,824	30,152,794
Total shares reinvested		25,469,273	48,943,635
Shares Redeemed
Sweep Shares		(1,434,656,914)	(12,825,825,422)
Investor Shares	+	(4,034,177,878)	(3,930,233,718)
Total shares redeemed		(5,468,834,792)	(16,756,059,140)
Net transactions in fund shares		(677,477,325)	(161,186,622)
Net Assets
Beginning of period		6,555,591,164	6,717,241,349
Total decrease	+	(677,334,919)	(161,650,185)
End of period		$5,878,256,245	$6,555,591,164
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17[1]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [2]	0.01 [2]	0.00 [2],[3]	0.00 [2],[3]	0.00 [2],[3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.01	0.01	0.00 [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.01) [4]	(0.01) [4]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Distributions from net realized gains	—	—	(0.00) [3]	(0.00) [3]	(0.00) [3]	(0.00) [3]
Total distributions	(0.01)	(0.01)	(0.01)	(0.00) [3]	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.66% [5]	1.16% [4]	0.56% [4]	0.12%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.35% [6]	0.35%	0.42% [7]	0.34% [8]	0.09% [8]	0.09% [8]
Gross operating expenses	0.52% [6]	0.52%	0.56%	0.58%	0.59%	0.58%
Net investment income (loss)	1.33% [6]	1.16%	0.48%	0.12%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,296	$1,126	$322	$209	$210	$237

*	Unaudited.
1
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Amounts include special distributions. For the periods ended December 31, 2018 and December 31, 2017, the effects on the distributions from net investment income were less than $0.005 and $0.005, respectively, and the effects on total returns were 0.04% and 0.08%, respectively.
5
Not annualized.
6
Annualized.
7
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
8
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 11.6% of net assets
New York 11.6%
Albany City SD
BAN Series 2019A		2.75%		03/27/20	7,700,000	7,752,972
Albany Cnty
BAN Series 2019A		2.75%		11/21/19	12,500,000	12,562,882
East Greenbush Central SD
BAN 2019B		3.50%		02/07/20	10,144,500	10,242,777
East Islip UFSD
BAN 2018		3.00%		10/10/19	10,000,000	10,026,397
Greece Central school District NY
BAN Series 2019		2.25%		06/26/20	2,500,000	2,519,562
Horseheads CSD
BAN 2019		2.25%		06/25/20	1,000,000	1,007,810
Island Trees UFSD
BAN 2018		2.75%		05/29/20	12,000,000	12,126,777
Liverpool CSD
Go BAN 2019		2.25%		06/26/20	2,000,000	2,015,746
New York City Housing Development Corp
M/F Housing RB Series 2019C		1.63%		01/15/20	3,635,000	3,635,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1		1.90%	07/04/19	10/11/19	250,000	249,750
New York State Power Auth
CP Series 1		1.50%		07/11/19	5,000,000	5,000,000
CP Series 2		1.74%		07/11/19	8,473,000	8,473,000
CP Series 2		1.64%		08/08/19	18,360,000	18,360,000
CP Series 2		1.46%		10/03/19	6,100,000	6,100,000
Extendible CP Series 1		1.48%	08/15/19	03/02/20	5,000,000	5,000,000
North Colonie Central School District
GO BAN 2019	a	2.25%		07/17/20	12,770,000	12,881,737
Port Auth of New York & New Jersey
CP Series A		1.88%		07/11/19	7,030,000	7,030,000
CP Series B		1.80%		09/18/19	5,100,000	5,100,000
34
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Chester-Rye UFSD
BAN 2019		2.50%		06/12/20	10,000,000	10,091,456
Port Washington UFSD
BAN 2018		4.00%		08/07/19	1,000,000	1,001,927
Queensbury UFSD
BAN 2019	a	2.25%		07/10/20	6,885,000	6,944,555
West Hempstead UFSD
BAN 2019		2.25%		06/12/20	2,245,000	2,261,562
Total Fixed-Rate Municipal Securities
(Cost $150,383,910)						150,383,910

Variable-Rate Municipal Securities 89.3% of net assets
New York 89.3%
Albany IDA
Sr Housing RB (South Mall Towers ) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.90%		07/05/19	5,920,000	5,920,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.95%		07/05/19	9,285,000	9,285,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.95%		07/05/19	11,410,000	11,410,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)	b	1.97%		07/05/19	1,155,000	1,155,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.95%		07/05/19	12,010,000	12,010,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	b	1.97%		07/05/19	3,535,000	3,535,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)	b	1.97%		07/05/19	7,720,000	7,720,000
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	2.00%		07/05/19	12,400,000	12,400,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	b	1.97%		07/05/19	1,345,000	1,345,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	b	1.95%		07/05/19	3,060,000	3,060,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%	07/04/19	07/05/19	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	7,315,000	7,315,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%	07/04/19	07/05/19	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	5,345,000	5,345,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.94%		07/05/19	25,615,000	25,615,000
35
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.95%		07/05/19	16,730,000	16,730,000
New York City
GO Bonds Fiscal 2006 Series I5 (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	10,000,000	10,000,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D-3A (LIQ: BANK OF NEW YORK MELLON/THE)	b	1.97%		07/01/19	9,760,000	9,760,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%	07/04/19	07/05/19	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	13,000,000	13,000,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	3,580,000	3,580,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	c,d	1.93%		07/05/19	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F5 (LIQ: BARCLAYS BANK PLC)	b	1.97%		07/01/19	4,100,000	4,100,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	16,000,000	16,000,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	b	1.99%		07/01/19	3,085,000	3,085,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	07/18/19	4,880,000	4,880,000
Go Bonds Fiscal 2018 Series B4 (LIQ: BARCLAYS BANK PLC)	b	1.97%		07/01/19	800,000	800,000
GO Bonds Fiscal 2019 Series D (LIQ: BARCLAYS BANK PLC)	b	1.97%		07/01/19	2,075,000	2,075,000
New York City Housing Development Corp
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	b	1.89%		07/05/19	2,320,000	2,320,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	b	1.98%		07/05/19	19,200,000	19,200,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)	b	1.94%		07/05/19	5,935,000	5,935,000
M/F Mortgage RB (State Renaissance Court) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.93%		07/05/19	9,535,000	9,535,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	b	1.89%		07/05/19	2,400,000	2,400,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.88%		07/05/19	6,800,000	6,800,000
New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School) Series 2002 (LOC: FEDERAL HOME LOAN BANKS)	b	1.63%	07/04/19	07/05/19	3,490,000	3,490,000
Empowerment Zone RB (Tiago Holdings) Series 2007 (LOC: TD BANK NA)	b	1.95%		07/05/19	8,000,000	8,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	1,940,000	1,940,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	4,715,000	4,715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	6,500,000	6,500,000
36
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2008 Series BB3&BB4 (LIQ: ROYAL BANK OF CANADA)	c,d	1.94%		07/01/19	6,770,000	6,770,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	c,d	1.93%		07/05/19	8,500,000	8,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%	07/04/19	07/05/19	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	b	1.95%		07/01/19	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	b	1.97%		07/01/19	1,700,000	1,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA1 (LIQ: BANK OF AMERICA NA)	b	1.98%		07/01/19	2,480,000	2,480,000
Water & Sewer System 2nd Resolution RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	b	1.88%		07/01/19	1,310,000	1,310,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	c,d	1.93%		07/05/19	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	2,100,000	2,100,000
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2 (LIQ: BANK OF AMERICA NA)	c,d	1.93%		07/05/19	2,000,000	2,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	c,d	1.93%	07/04/19	07/05/19	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	c,d	1.93%	07/04/19	07/05/19	12,500,000	12,500,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	8,000,000	8,000,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%		07/05/19	11,200,000	11,200,000
Future Tax Secured Bonds Fiscal 2012 Series D1 (LIQ: CITIBANK NA)	c,d	1.93%	07/04/19	07/05/19	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	c,d	1.93%	07/04/19	07/05/19	5,450,000	5,450,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	6,480,000	6,480,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B1 (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series B & A3 (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.93%		07/05/19	12,895,000	12,895,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	b	1.95%		07/01/19	1,800,000	1,800,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%	07/04/19	07/05/19	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	1,500,000	1,500,000
37
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Trust for Cultural Resources
RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.00%)		1.90%	07/04/19	01/06/20	12,000,000	12,000,000
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.00%)		1.90%	07/04/19	10/11/19	6,000,000	6,000,000
New York Liberty Development Corp
Liberty RB Series 1WTC-2011 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.95%		07/05/19	5,815,000	5,815,000
New York State Dormitory Auth
RB (New York Univ) Series 2017A (LIQ: US BANK NATIONAL ASSOCIATION) (SIFMA Municipal Swap Index + 0.13%)	c	2.03%	07/04/19	08/22/19	4,330,000	4,330,000
RB (St. John’s Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	c,d	1.94%		07/05/19	26,020,000	26,020,000
State Personal Income Tax RB Series 2011A (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	2,000,000	2,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%	07/04/19	07/05/19	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	2,000,000	2,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	5,625,000	5,625,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	6,250,000	6,250,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	3,300,000	3,300,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	c,d	1.93%		07/05/19	5,790,000	5,790,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%	07/04/19	07/05/19	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	2,500,000	2,500,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.90%		07/05/19	7,710,000	7,710,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.88%		07/05/19	23,805,000	23,805,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.93%		07/05/19	43,300,000	43,300,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.93%		07/05/19	33,700,000	33,700,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.93%		07/05/19	13,800,000	13,800,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.93%		07/05/19	23,200,000	23,200,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b,e	1.95%		07/05/19	2,095,000	2,095,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.95%		07/05/19	10,000,000	10,000,000
Housing RB (Capitol Green Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.89%		07/05/19	10,900,000	10,900,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b,e	1.93%		07/05/19	50,000,000	50,000,000
38
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.96%		07/05/19	26,000,000	26,000,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.93%		07/05/19	43,500,000	43,500,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	b	2.00%		07/05/19	5,500,000	5,500,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.95%		07/05/19	3,000,000	3,000,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.95%		07/05/19	25,400,000	25,400,000
Housing RB (Reverend Polite Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.89%		07/05/19	7,435,000	7,435,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.89%		07/05/19	10,700,000	10,700,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.93%		07/05/19	25,000,000	25,000,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.93%		07/05/19	18,100,000	18,100,000
Housing RB (W 23rd St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.85%		07/05/19	7,850,000	7,850,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	b	2.00%		07/05/19	5,600,000	5,600,000
Housing RB (Worth St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.93%		07/05/19	10,000,000	10,000,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	b	1.95%		07/05/19	4,320,000	4,320,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	b	1.99%		07/01/19	7,855,000	7,855,000
Homeowner Mortgage RB Series 210 (LIQ: BARCLAYS BANK PLC)	b	1.93%		07/05/19	30,090,000	30,090,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	9,365,000	9,365,000
State Personal Income Tax RB Series 2018A (LIQ: BANK OF AMERICA NA)	c,d	1.93%		07/05/19	4,330,000	4,330,000
State Personal Income Tax RB Series 2019A (LIQ: CITIBANK NA)	c,d	1.93%		07/05/19	3,330,000	3,330,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	b,c	1.96%		07/05/19	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	b,c	1.94%		07/05/19	40,000,000	40,000,000
Onondaga Cnty IDA
Civic Facility RB (Syracuse Research Corp) Series 1997A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.95%		07/05/19	1,170,000	1,170,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	c,d	1.93%		07/05/19	1,700,000	1,700,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	c,d	1.98%		07/05/19	4,765,000	4,765,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	3,055,000	3,055,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	3,000,000	3,000,000
39
Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	c,d	1.95%		07/05/19	2,500,000	2,500,000
Consolidated Bonds 206th Series (LIQ: TORONTO-DOMINION BANK/THE)	c,d	1.97%		07/05/19	2,000,000	2,000,000
Ramapo Housing Auth
Facilities RB (Spring Valley Homes) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.90%		07/05/19	815,000	815,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	2.00%		07/05/19	5,665,000	5,665,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	5,750,000	5,750,000
Triborough Bridge & Tunnel Auth
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	6,665,000	6,665,000
General RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	c,d	1.93%		07/05/19	4,715,000	4,715,000
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	4,195,000	4,195,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	c,d	1.93%		07/05/19	24,375,000	24,375,000
Restructuring Bonds Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	c,d	1.93%		07/05/19	3,355,000	3,355,000
Warren & Washington Cnty IDA
Civic Facility RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.95%		07/05/19	7,810,000	7,810,000
Total Variable-Rate Municipal Securities
(Cost $1,157,280,000)						1,157,280,000
a	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $504,300,000 or 38.9% of net assets.
d	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
e	All or a portion of this security is designated as collateral for delayed-delivery securities.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,307,663,910
Cash		653,663
Receivables:
Fund shares sold		7,520,464
Interest		3,205,613
Prepaid expenses	+	34,259
Total assets		1,319,077,909
Liabilities
Payables:
Investments bought — Delayed delivery		19,826,293
Investment adviser and administrator fees		322,008
Independent trustees’ fees		680
Fund shares redeemed		1,733,100
Distributions to shareholders		702,172
Accrued expenses	+	157,739
Total liabilities		22,741,992
Net Assets
Total assets		1,319,077,909
Total liabilities	–	22,741,992
Net assets		$1,296,335,917
Net Assets by Source
Capital received from investors		1,296,422,946
Total distributable loss		(87,029)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,296,335,917		1,296,029,097		$1.00

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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$10,626,374
Expenses
Investment adviser and administrator fees		2,173,775
Shareholder service fees:
Sweep Shares[1]		69,010
Investor Shares		908,203
Portfolio accounting fees		51,815
Registration fees		30,451
Professional fees		20,025
Independent trustees’ fees		17,976
Shareholder reports		9,875
Custodian fees		9,670
Transfer agent fees		5,543
Other expenses	+	9,931
Total expenses		3,306,274
Expense reduction by CSIM and its affiliates	–	1,021,461
Net expenses	–	2,284,813
Net investment income		8,341,561
Realized Gains (Losses)
Net realized gains on investments		52,138
Increase in net assets resulting from operations		$8,393,699
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$8,341,561	$14,061,829
Net realized gains (losses)	+	52,138	(139,167)
Increase in net assets from operations		8,393,699	13,922,662
Distributions to Shareholders1
Sweep Shares		(268,452)	(6,029,018)
Investor Shares	+	(8,073,109)	(8,550,524)
Total distributions		($8,341,561)	($14,579,542)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		152,574,092	3,041,705,898
Investor Shares	+	978,413,207	1,603,510,564
Total shares sold		1,130,987,299	4,645,216,462
Shares Reinvested
Sweep Shares		258,232	5,917,189
Investor Shares	+	6,133,430	7,032,034
Total shares reinvested		6,391,662	12,949,223
Shares Redeemed
Sweep Shares		(398,628,693)	(4,086,602,780)
Investor Shares	+	(814,361,587)	(806,886,979)
Total shares redeemed		(1,212,990,280)	(4,893,489,759)
Net transactions in fund shares		(75,611,319)	(235,324,074)
Net Assets
Beginning of period		1,371,895,098	1,607,876,052
Total decrease	+	(75,559,181)	(235,980,954)
End of period		$1,296,335,917	$1,371,895,098
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective April 10, 2019, the Sweep Shares were liquidated (see financial note 1).
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Schwab Municipal Money Funds  |  Semiannual Report
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Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Fund:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund each offer one share class.
Effective April 10, 2019, the funds’ Sweep Shares were liquidated.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Municipal Money Funds  |  Semiannual Report

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2019, all of the funds’ investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.
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Financial Notes, unaudited (continued)

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	84%	87%
% of investments in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	10% (Federal National Mortgage Association)	15% (Federal National Mortgage Association)
		14% (Federal Home Loan Mortgage Corporation)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The funds are currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. Negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State Risk. Schwab New York Municipal Money Fund and Schwab California Municipal Money Fund invest primarily in securities issued by the state of New York and its municipalities and the state of California and its municipalities, respectively. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York and California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the states of New York and California and/or their municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid
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Financial Notes, unaudited (continued)

4. Risk Factors (continued):
securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2019, the aggregate advisory fee paid to CSIM by the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund were 0.33% and 0.34%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the funds. Prior to April 10, 2019, the Plan enabled the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provided to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Prior to April 10, 2019, Sweep Shares of the funds were subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee that was paid to Schwab was based on the average daily net asset value of the funds’ Sweep Shares owned by shareholders holding Sweep Shares through Schwab.
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Financial Notes, unaudited (continued)

5. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares*	0.15%	0.10%
Investor Shares	0.15%	n/a
*	Effective April 10, 2019, the Sweep Shares were liquidated.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Sweep Shares*	0.55%	0.60%
Investor Shares	0.35%	0.35%
*	Effective April 10, 2019, the Sweep Shares were liquidated.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to Trustees and Officers section) when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2019, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab California Municipal Money Fund	$73,314,489	$—
Schwab New York Municipal Money Fund	69,735,925	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of June 30, 2019, the tax basis cost of the funds’ investments was as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax cost	$6,187,255,752	$1,307,663,910
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2018, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
No expiration	$—	$139,167
Total	$—	$139,167
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2019. The tax-basis components of distributions paid during the year ended December 31, 2018, were as follows:
	Schwab California Municipal Money Fund	Schwab New York Municipal Money Fund
Tax-exempt income	$55,628,797	$14,061,829
Ordinary income	715,162	517,713
Long-term capital gains	105,846	—
As of December 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including the Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees also considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab and considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit the Funds and certain of their shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the

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resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered the Funds’ performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and each Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefits from economies of scale.

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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab Municipal Money Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13603-23
00231829

Semiannual Report  |  June 30, 2019
Schwab Retirement Government Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
Amid the numerous headlines catching the attention of investors in recent months, one big story has been a substantial shift in interest rate expectations. As late as the end of 2018, most observers were predicting that the Federal Reserve (Fed) would continue to raise rates in 2019. How quickly things change. By June 2019, the outlook had reversed entirely as Fed policy makers cited uncertainty about the economy. Although the Fed left interest rates unchanged at their June meeting, markets were signaling that rates will likely be cut by the end of this year. (Following the end of the period, at their July meeting, the Fed cut interest rates by 0.25%.)
It’s a good reminder that the direction of interest rates is never a certainty, even if an economist or analyst might seem very confident when discussing the matter on any given day. While investors in money market funds should understand the impact of a potential rate cut—generally, when interest rates fall, money market funds deliver lower yields—the average 7-day yield for U.S. taxable money market funds remained relatively attractive at just above 2% as of the end of June. Whether as a temporary place to hold cash or as a dedicated asset class, we believe that money market funds can play an important role in an investor’s portfolio.
At Charles Schwab Investment Management, we’re committed to providing a straightforward lineup of core investment products and solutions that can help investors pursue a strategy that’s right for their needs. Designed to offer stability of capital, liquidity, and current income, the Schwab Retirement Government Money Fund is a prime example of this approach. The fund is actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. Our team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
Since we launched our first funds more than 25 years ago, Charles Schwab Investment Management has grown to become one of the largest providers of money market funds in the country—all while staying focused on what investors need and want to help them achieve long-term success. And, although we can’t take all of the surprises out of investing, we can continue to work hard to provide straightforward products and solutions that can help investors build a portfolio that is positioned to help weather the inevitable market ups and downs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ While investors in money market funds should understand the impact of a potential rate cut—generally, when interest rates fall, money market funds deliver lower yields—the average 7-day yield for U.S. taxable money market funds remained relatively attractive at just above 2% as of the end of June.”
Management views may have changed since the report date.
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Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a senior portfolio manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a portfolio manager performing fixed income analysis, a senior research analyst for investor and dealer relations, a senior securities operations analyst in loan and securities operations, and a lead mortgage securities operations specialist. She also worked at Merrill Lynch for a year as a senior specialist in fixed income global banking and investments.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies, or instrumentalities, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies, or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, demand for taxable money market funds rose, aided in part by attractive U.S. short-term bond yields relative to bank deposits, an inverted yield curve, and volatility in financial markets. Following four 0.25% rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.* Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.*
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved. In response to the Fed holding short-term interest rates steady and possibility of rate cuts later in 2019, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 25 days and ending at 42 days.

*	Data source for yields: U.S. Department of the Treasury

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	42 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	2.25%
Seven-Day Yield (without waivers)[2]	2.08%
Seven-Day Effective Yield (with waivers)[2]	2.27%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2019 and held through June 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/19	Ending Account Value (Net of Expenses) at 6/30/19	Expenses Paid During Period 1/1/19-6/30/19[2]
Schwab Retirement Government Money Fund
Actual Return	0.19%	$1,000.00	$1,011.30	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.02	0.01	0.00 [3]
Net realized and unrealized gains (losses)	—	0.00 [3]	0.00 [3]	(0.00) [3]
Total from investment operations	0.01	0.02	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.01)	(0.00) [3]
Distributions from net realized gains	—	(0.00) [3]	—	—
Total distributions	(0.01)	(0.02)	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	1.13% [4]	1.69%	0.70%	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [5]	0.19%	0.20% [6]	0.20% [5]
Gross operating expenses	0.36% [5]	0.38%	0.37%	0.43% [5]
Net investment income (loss)	2.27% [5]	1.68%	0.72%	0.20% [5]
Net assets, end of period (x 1,000,000)	$1,829	$1,019	$876	$658

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 34.6% of net assets
U.S. Government Agency Debt 29.5%
FEDERAL FARM CREDIT BANKS FUNDING CORP		2.50%		07/03/19	300,000	299,959
		2.62%		07/26/19	100,000	99,821
		2.48%		08/12/19	800,000	797,704
		2.66%		09/10/19	100,000	99,485
		2.48%		11/04/19	500,000	495,712
		2.49%		11/27/19	100,000	98,986
		2.50%		11/27/19	100,000	98,982
		2.51%		11/27/19	400,000	395,911
		2.15%		12/02/19	2,000,000	1,981,777
		2.15%		12/06/19	4,000,000	3,962,607
FEDERAL HOME LOAN BANKS		2.41%		07/01/19	400,000	400,000
		2.47%		07/02/19	150,000	149,990
		2.49%		07/02/19	400,000	399,973
		2.55%		07/02/19	200,000	199,986
		2.59%		07/02/19	100,000	99,993
		2.39%		07/05/19	20,100,000	20,094,656
		2.47%		07/05/19	503,000	502,862
		2.41%		07/09/19	7,000,000	6,996,282
		2.40%		07/10/19	22,000,000	21,986,855
		2.49%		07/10/19	1,200,000	1,199,259
		2.53%		07/10/19	1,210,000	1,209,244
		2.47%		07/15/19	1,000,000	999,047
		2.41%		07/17/19	54,000,000	53,942,564
		2.42%		07/18/19	18,000,000	17,979,515
		2.43%		07/24/19	5,000,000	4,992,289
		2.49%		07/24/19	8,500,000	8,486,641
		2.41%		07/30/19	18,000,000	17,965,345
		2.41%		08/01/19	500,000	498,967
		2.41%		08/02/19	600,000	598,720
		2.45%		08/02/19	800,000	798,265
		0.88%		08/05/19	4,875,000	4,867,312
		2.36%		08/05/19	100,000	99,771
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.54%		08/06/19	500,000	498,745
		2.39%		08/14/19	18,000,000	17,947,684
		2.39%		08/16/19	36,000,000	35,890,888
		2.38%		08/19/19	4,000,000	3,987,124
		2.42%		08/19/19	22,000,000	21,998,382
		2.52%		08/20/19	140,000	139,516
		2.64%		08/20/19	200,000	199,278
		2.38%		08/21/19	20,000,000	19,932,935
		2.39%		08/23/19	700,000	697,552
		2.38%		08/28/19	346,000	344,679
		2.43%		08/29/19	3,500,000	3,486,147
		2.48%		09/11/19	1,000,000	995,096
		1.38%		09/13/19	9,680,000	9,658,004
		2.48%		09/13/19	2,200,000	2,188,920
		2.45%		09/16/19	18,000,000	17,999,324
		2.47%		09/20/19	400,000	397,804
		2.48%		09/20/19	100,000	99,449
		2.18%		09/25/19	13,000,000	12,932,796
		2.46%		09/25/19	39,000,000	38,773,605
		2.59%		09/25/19	100,000	99,391
		2.50%		09/26/19	150,000	149,105
		1.50%		09/27/19	6,000,000	5,987,431
		2.17%		09/27/19	14,000,000	13,926,080
		2.16%		10/01/19	14,000,000	13,923,078
		2.34%		10/07/19	100,000	99,368
		2.35%		10/07/19	100,000	99,366
		2.20%		10/25/19	100,000	99,298
		2.12%		11/08/19	750,000	744,312
		2.44%		11/13/19	859,000	851,237
		2.20%		11/20/19	2,000,000	1,982,802
		2.43%		11/20/19	450,000	445,740
		2.16%		12/05/19	8,900,000	8,816,938
		2.14%		12/12/19	18,000,000	17,826,160
		2.17%		12/13/19	5,500,000	5,445,802
		2.50%		01/24/20	753,000	742,392
		2.58%		03/20/20	6,000,000	6,000,000
		2.51%		04/02/20	7,000,000	7,000,000
		2.55%		04/03/20	7,250,000	7,250,000
		1.94%		05/01/20	544,000	535,197
		2.51%		05/28/20	9,000,000	9,000,000
		2.40%		06/17/20	10,000,000	10,000,000
		2.04%		06/18/20	1,000,000	980,438
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.88%		07/19/19	4,470,000	4,466,405
		1.25%		10/02/19	22,200,000	22,137,765
		2.40%		10/10/19	500,000	496,661
		2.16%		11/19/19	6,000,000	5,949,661
		1.50%		01/17/20	7,182,000	7,152,360
		2.52%		04/15/20	5,500,000	5,500,000
		2.25%		04/20/20	1,500,000	1,501,443
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Schwab Retirement Government Money Fund  |  Semiannual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.50%		06/04/20	9,000,000	9,000,000
		2.44%		06/09/20	7,200,000	7,200,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.88%		08/02/19	4,000,000	3,994,134
						540,368,972
U.S. Treasury Debt 5.1%
UNITED STATES TREASURY		1.88%		12/31/19	16,000,000	15,972,869
		1.63%		12/31/19	6,200,000	6,186,776
		1.13%		12/31/19	10,000,000	9,936,151
		1.38%		01/15/20	44,000,000	43,827,433
		1.25%		01/31/20	17,000,000	16,916,929
						92,840,158
Total Fixed-Rate Obligations
(Cost $633,209,130)						633,209,130

Variable-Rate Obligations 19.3% of net assets
U.S. Government Agency Debt 19.3%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.05%)		2.43%	07/21/19	02/21/20	9,900,000	9,907,064
(3 mo. USD-LIBOR - 0.14%)		2.30%	09/12/19	03/12/20	5,000,000	4,999,826
(1 mo. USD-LIBOR - 0.01%)		2.38%	07/18/19	06/18/20	10,700,000	10,700,000
(1 mo. USD-LIBOR + 0.01%)		2.44%	07/01/19	06/29/20	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.01%)		2.41%	08/02/19	07/02/20	7,000,000	7,000,000
FEDERAL HOME LOAN BANKS
(1 mo. USD-LIBOR - 0.04%)		2.38%	07/08/19	09/06/19	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.09%)		2.32%	07/10/19	09/10/19	8,000,000	7,999,695
(SOFR + 0.06%)		2.48%	07/01/19	09/10/19	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.08%)		2.32%	07/27/19	09/27/19	7,000,000	6,999,806
(1 mo. USD-LIBOR - 0.08%)		2.36%	07/01/19	10/01/19	25,000,000	25,000,000
(1 mo. USD-LIBOR - 0.07%)		2.34%	07/09/19	10/09/19	8,000,000	7,999,995
(SOFR + 0.03%)		2.45%	07/01/19	10/09/19	11,000,000	11,000,000
(3 mo. USD-LIBOR - 0.12%)		2.44%	08/12/19	11/12/19	20,750,000	20,750,000
(SOFR + 0.03%)		2.45%	07/01/19	12/06/19	4,500,000	4,500,000
(3 mo. USD-LIBOR - 0.16%)		2.41%	08/07/19	02/07/20	10,500,000	10,501,479
(SOFR + 0.01%)		2.44%	07/01/19	02/21/20	6,500,000	6,500,000
(SOFR + 0.04%)		2.46%	07/01/19	02/21/20	17,000,000	17,000,000
(SOFR + 0.07%)		2.49%	07/01/19	03/27/20	14,000,000	14,000,000
(3 mo. USD-LIBOR - 0.14%)		2.47%	07/13/19	04/13/20	9,000,000	9,000,000
(1 mo. USD-LIBOR - 0.03%)		2.36%	07/20/19	04/20/20	18,000,000	18,000,000
(3 mo. USD-LIBOR - 0.18%)		2.39%	08/08/19	05/08/20	4,075,000	4,074,135
(SOFR + 0.04%)		2.46%	07/01/19	05/08/20	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.02%)		2.37%	07/20/19	05/20/20	9,000,000	9,000,000
(1 mo. USD-LIBOR - 0.02%)		2.43%	07/01/19	06/01/20	15,000,000	15,000,000
(1 mo. USD-LIBOR - 0.02%)		2.43%	07/03/19	06/03/20	10,750,000	10,750,000
(1 mo. USD-LIBOR - 0.02%)		2.42%	07/01/19	07/01/20	11,750,000	11,750,000
(SOFR + 0.04%)		2.46%	07/01/19	08/25/20	4,000,000	4,000,000
(SOFR + 0.05%)		2.47%	07/01/19	09/28/20	5,700,000	5,700,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.11%)		2.54%	07/01/19	10/01/20	7,500,000	7,500,601
(1 mo. USD-LIBOR + 0.00%)		2.40%	07/26/19	10/26/20	11,250,000	11,250,465
(1 mo. USD-LIBOR - 0.01%)		2.40%	07/26/19	10/26/20	9,500,000	9,500,000
(SOFR + 0.11%)		2.53%	07/01/19	01/15/21	4,650,000	4,650,000
(SOFR + 0.12%)		2.54%	07/01/19	03/12/21	9,000,000	9,000,227
(SOFR + 0.10%)		2.52%	07/01/19	05/07/21	2,250,000	2,250,000
(SOFR + 0.08%)		2.50%	07/01/19	06/11/21	7,000,000	7,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
(SOFR + 0.03%)		2.45%	07/01/19	10/01/19	15,000,000	15,000,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(SOFR + 0.08%)		2.50%	07/01/19	10/30/20	9,750,000	9,750,520
Total Variable-Rate Obligations
(Cost $353,033,813)						353,033,813
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 44.8% of net assets
U.S. Government Agency Repurchase Agreements* 30.8%
BANK OF NOVA SCOTIA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,285,548, 2.00% - 4.55%, due 05/31/24 - 06/01/49)		2.47%		07/01/19	8,122,846	8,121,174
BARCLAYS BANK PLC
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $36,052,827, 3.00% - 5.25%, due 09/15/39 - 10/20/48)		2.52%		07/02/19	35,017,150	35,000,000
BMO CAPITAL MARKETS CORP
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $2,060,430, 1.90% - 5.50%, due 10/01/19 - 07/01/49)		2.50%		07/01/19	2,000,417	2,000,000
BNP PARIBAS SA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $18,530,108, 0.00% - 4.00%, due 07/18/19 - 04/01/49)		2.50%		07/01/19	18,003,750	18,000,000
BOFA SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $16,480,000, 4.00%, due 04/01/49)		2.50%		07/01/19	16,003,333	16,000,000
GOLDMAN SACHS & CO LLC
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $17,340,001, 3.50%, due 06/01/49)		2.50%		07/01/19	17,008,264	17,000,000
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Government Agency Securities valued at $25,500,000, 4.00%, due 05/01/48)		2.51%		07/02/19	25,012,201	25,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $164,800,000, 3.00% - 7.00%, due 03/01/26 - 06/20/49)		2.55%		07/01/19	160,034,000	160,000,000
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Government Agency Securities valued at $25,750,000, 2.50% - 5.50%, due 01/01/33 - 04/01/49)		2.65%		07/03/19	25,012,882	25,000,000
MIZUHO SECURITIES USA LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $3,060,087, 2.88%, due 04/30/25)		2.52%		07/01/19	3,000,630	3,000,000
RBC DOMINION SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $40,808,625, 0.00% - 4.00%, due 07/18/19 - 09/20/48)		2.50%		07/01/19	40,008,333	40,000,000
Issued 05/22/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $30,866,075, 0.00% - 5.38%, due 11/14/19 - 09/20/48)		2.40%		07/05/19	30,088,000	30,000,000
Issued 05/23/19, repurchase date 07/23/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $20,484,418, 0.13% - 4.00%, due 04/15/20 - 06/20/46)		2.40%		07/05/19	20,057,333	20,000,000
ROYAL BANK OF CANADA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $14,422,992, 2.83% - 4.50%, due 02/01/29 - 04/20/49)		2.49%		07/01/19	14,002,905	14,000,000
Issued 06/06/19, repurchase date 08/01/19 (Collateralized by U.S. Government Agency Securities valued at $14,473,836, 3.00% - 6.50%, due 07/15/28 - 04/01/49)		2.40%		07/05/19	14,027,067	14,000,000
Issued 06/13/19, repurchase date 07/15/19 (Collateralized by U.S. Government Agency Securities valued at $77,414,800, 2.50% - 4.70%, due 01/01/27 - 10/25/58)		2.40%		07/05/19	75,110,000	75,000,000
Issued 06/17/19, repurchase date 07/12/19 (Collateralized by U.S. Government Agency Securities valued at $5,157,864, 2.75% - 4.70%, due 10/01/28 - 10/25/58)		2.39%		07/05/19	5,005,975	5,000,000
Issued 06/19/19, repurchase date 07/12/19 (Collateralized by U.S. Government Agency Securities valued at $5,158,548, 3.00% - 4.50%, due 10/01/28 - 06/01/51)		2.39%		07/05/19	5,005,311	5,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $53,051,138, 3.50% - 5.00%, due 05/01/34 - 05/01/49)		2.52%		07/01/19	51,010,710	51,000,000
						563,121,174
U.S. Treasury Repurchase Agreements 14.0%
BARCLAYS BANK PLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $148,951,099, 2.75% - 2.88%, due 10/15/21 - 08/31/25)		2.50%		07/01/19	146,030,417	146,000,000
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Schwab Retirement Government Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $112,223,375, 2.25%, due 03/31/26)		2.50%		07/01/19	110,022,917	110,000,000
						256,000,000
Total Repurchase Agreements
(Cost $819,121,174)						819,121,174
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$986,242,943
Repurchase agreements, at cost and value (Note 2a)		819,121,174
Receivables:
Investments sold		25,000,000
Fund shares sold		18,346,428
Interest		2,710,686
Prepaid expenses	+	23,945
Total assets		1,851,445,176
Liabilities
Payables:
Investments bought		20,923,078
Investment adviser and administrator fees		241,756
Independent trustees’ fees		584
Distributions to shareholders		1,438,076
Fund shares redeemed		28,943
Accrued expenses	+	130,446
Total liabilities		22,762,883
Net Assets
Total assets		1,851,445,176
Total liabilities	–	22,762,883
Net assets		$1,828,682,293
Net Assets by Source
Capital received from investors		1,828,682,293

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,828,682,293		1,828,681,619		$1.00

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Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$17,773,212
Expenses
Investment adviser and administrator fees		2,458,596
Portfolio accounting fees		46,246
Professional fees		20,896
Independent trustees’ fees		17,667
Custodian fees		15,580
Registration fees		15,415
Shareholder reports		6,002
Transfer agent fees		5,378
Other expenses	+	7,375
Total expenses		2,593,155
Expense reduction by CSIM and its affiliates	–	1,221,206
Net expenses	–	1,371,949
Net investment income		16,401,263
Increase in net assets resulting from operations		$16,401,263
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Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$16,401,263	$16,011,597
Net realized gains	+	—	3,816
Increase in net assets from operations		16,401,263	16,015,413
Distributions to Shareholders
Total distributions		($16,401,263)	($16,014,446)
Transactions in Fund Shares*
Shares sold		968,304,297	411,750,099
Shares reinvested		8,607,613	6,688,914
Shares redeemed	+	(167,282,878)	(275,092,209)
Net transactions in fund shares		809,629,032	143,346,804
Net Assets
Beginning of period		1,019,053,261	875,705,490
Total increase	+	809,629,032	143,347,771
End of period		$1,828,682,293	$1,019,053,261
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2019, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2019, the fund had investments in repurchase agreements with a gross value of $819,121,174 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
price. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2019, the aggregate advisory fee paid to CSIM by the fund was 0.34%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Government Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Shareholder Concentration
Certain accounts may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of June 30, 2019, three shareholders of the fund each owned 12%, respectively, of the fund’s outstanding shares.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2019, the tax basis cost of the fund’s investments was $1,805,364,117.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2018, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2019. The tax-basis components of distributions paid during the year ended December 31, 2018, were as follows:
Ordinary income	$16,014,446
As of December 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab and considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit the Fund and certain of its shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the

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resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.

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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Retirement Government Money Fund  |  Semiannual Report

Schwab Retirement Government Money Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92571-03
00231831

Semiannual Report  |  June 30, 2019
Schwab Variable Share Price Money Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
From the President

Jonathan de St. Paer
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
Amid the numerous headlines catching the attention of investors in recent months, one big story has been a substantial shift in interest rate expectations. As late as the end of 2018, most observers were predicting that the Federal Reserve (Fed) would continue to raise rates in 2019. How quickly things change. By June 2019, the outlook had reversed entirely as Fed policy makers cited uncertainty about the economy. Although the Fed left interest rates unchanged at their June meeting, markets were signaling that rates will likely be cut by the end of this year. (Following the end of the period, at their July meeting, the Fed cut interest rates by 0.25%.)
It’s a good reminder that the direction of interest rates is never a certainty, even if an economist or analyst might seem very confident when discussing the matter on any given day. While investors in money market funds should understand the impact of a potential rate cut—generally, when interest rates fall, money market funds deliver lower yields—the average 7-day yield for U.S. taxable money market funds remained relatively attractive at just above 2% as of the end of June. Whether as a temporary place to hold cash or as a dedicated asset class, we believe that money market funds can play an important role in an investor’s portfolio.
At Charles Schwab Investment Management, we’re committed to providing a straightforward lineup of core investment products and solutions that can help investors pursue a strategy that’s right for their needs. Designed to offer stability of capital, liquidity, and current income, the Schwab Variable Share Price Money Fund is a prime example of this approach. The fund is actively managed, benefitting from extensive credit research and analysis that aims to reduce portfolio, credit, and interest rate risks. Our team also evaluates stress tests designed to help them understand various scenarios, including the impact of factors such as decreases or increases in short-term rates, widening of credit spreads, and downgrades or defaults among issuers.
Since we launched our first funds more than 25 years ago, Charles Schwab Investment Management has grown to become one of the largest providers of money market funds in the country—all while staying focused on what investors need and want to help them achieve long-term success. And, although we can’t take all of the surprises out of investing, we can continue to work hard to provide straightforward products and solutions that can help investors build a portfolio that is positioned to help weather the inevitable market ups and downs.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ While investors in money market funds should understand the impact of a potential rate cut—generally, when interest rates fall, money market funds deliver lower yields—the average 7-day yield for U.S. taxable money market funds remained relatively attractive at just above 2% as of the end of June.”
Management views may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Vice President and Head of Money Market Strategies, leads the portfolio management team of Schwab’s money market funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies, or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the six-month reporting period ended June 30, 2019, demand for taxable money market funds rose, aided in part by attractive U.S. short-term bond yields relative to bank deposits, an inverted yield curve, and volatility in financial markets. Following four 0.25% rate hikes in 2018, the Federal Reserve (Fed) held rates steady at its meetings in January, March, May, and June 2019. With the Fed having declared its intent to remain “patient” earlier in the reporting period, by June markets began to expect possible rate cuts later in 2019 due to increased uncertainties regarding the global economic outlook and the Fed’s intent to monitor incoming information in order to sustain U.S. economic expansion. The federal funds rate ended the reporting period in a target range of 2.25% to 2.50%. Equity markets recovered from December’s sell-off, with major market indices achieving multiple record highs during the period despite ongoing trade tensions and signs of slowing global growth.
Trade tensions, global growth fears, and expectations for policy easing steered investors to less-risky assets, driving a rally in the bond market during the reporting period and pushing yields lower. (Bond yields and bond prices move in opposite directions.) The U.S. bond yield curve flattened and subsequently certain parts of the yield curve inverted as short-term yields exceeded long-term yields, raising recession concerns. The yield on the 3-month Treasury bill, which typically responds to changes in the federal funds rate, fell from 2.45% at the outset of the reporting period to 2.12% at its close.* Longer-term yields, which are generally driven by inflation expectations and growth forecasts, also declined with the 10-year Treasury yield falling from 2.69% to 2.00% over the reporting period.*
Outside the U.S., most central banks maintained accommodative monetary policies. The European Central Bank has held interest rates unchanged since early 2016 and in June announced that it would likely maintain those rates through mid-2020. Also in June, the Bank of Japan upheld its short-term interest rate target of –0.1%, also unchanged since 2016, and maintained its pledge to keep interest rates extremely low for an extended period. The Bank of England held its key interest rate steady at 0.75% at its June meeting and warned that it expected growth to be flat in the second quarter of 2019 due to global trade tensions and the perceived likelihood of a no-deal Brexit.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on liquidity and stability of capital as market conditions evolved, while all issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In response to the Fed holding short-term interest rates steady and the possibility of rate cuts later in 2019, the fund’s weighted average maturity (WAM) increased, beginning the reporting period at 26 days and ending at 38 days.

*	Data source for yields: U.S. Department of the Treasury

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	38 Days
Management views and portfolio holdings may have changed since the report date.
[1]	Maturity shown is the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of June 30, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	2.35%
Seven-Day Yield (without waivers)[2]	2.20%
Seven-Day Effective Yield (with waivers)[2]	2.38%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2019 and held through June 30, 2019.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 1/1/19	Ending Account Value (Net of Expenses) at 6/30/19	Expenses Paid During Period 1/1/19-6/30/19[2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.19%	$1,000.00	$1,012.30	$0.95
Hypothetical 5% Return	0.19%	$1,000.00	$1,023.86	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	1/1/19– 6/30/19*	1/1/18– 12/31/18	1/1/17– 12/31/17	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0002	$1.0001	$1.0003	$1.0000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.0120	0.0201	0.0103	0.0042
Net realized and unrealized gains (losses)	0.0003	(0.0009)	(0.0006)	(0.0003)
Total from investment operations	0.0123	0.0192	0.0097	0.0039
Less distributions:
Distributions from net investment income	(0.0121)	(0.0191)	(0.0099)	(0.0036)
Distributions from net realized gains	—	—	—	— [3]
Total distributions	(0.0121)	(0.0191)	(0.0099)	(0.0036)
Net asset value at end of period	$1.0004	$1.0002	$1.0001	$1.0003
Total return	1.23% [4]	1.94%	0.97%	0.39% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [5]	0.19%	0.20% [6]	0.21% [5]
Gross operating expenses	0.34% [5]	0.35%	0.40%	0.44% [5]
Net investment income (loss)	2.43% [5]	2.01%	1.03%	0.49% [5]
Net assets, end of period (x 1,000,000)	$4,401	$3,796	$1,327	$578

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per share amount was less than $0.00005.
4
Not annualized.
5
Annualized.
6
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio.
7
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov. Effective August 1, 2019, the fund is no longer required to file Form N-Q. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 54.4% of net assets
Asset-Backed Commercial Paper 15.9%
ALPINE SECURITIZATION LLC	a,b	2.58%		08/14/19	15,000,000	15,002,711
	a,b	2.58%		08/16/19	1,000,000	1,000,190
	a,b	2.32%		09/30/19	27,000,000	26,833,831
ATLANTIC ASSET SECURITIZATION LLC	a,b	2.40%		07/01/19	6,000,000	5,998,803
	a,b	2.58%		07/03/19	2,000,000	1,999,335
	a,b	2.59%		07/11/19	7,000,000	6,993,946
	a,b	2.53%		08/27/19	500,000	498,096
BARTON CAPITAL SA	a,b	2.60%		07/01/19	2,000,000	1,999,607
	a,b	2.57%		07/12/19	5,000,000	4,995,384
	a,b	2.56%		08/09/19	3,000,000	2,991,848
	a,b	2.58%		08/13/19	10,000,000	9,970,228
	a,b	2.45%		09/04/19	22,000,000	21,903,425
	a,b	2.31%		09/26/19	1,900,000	1,889,099
BEDFORD ROW FUNDING CORP	a,b	2.28%		12/06/19	16,000,000	15,842,005
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	2.44%		07/02/19	13,000,000	12,996,497
	a,b	2.42%		07/08/19	1,000,000	999,326
	a,b	2.58%		08/06/19	1,000,000	997,411
CAFCO LLC	a,b	2.56%		07/23/19	8,000,000	7,987,044
	a,b	2.56%		07/26/19	12,000,000	11,978,272
	a,b	2.63%		10/01/19	20,000,000	19,883,467
CHARIOT FUNDING LLC	a,b	2.87%		07/15/19	11,500,000	11,487,119
	a,b	2.55%		08/08/19	1,000,000	997,338
	a,b	2.56%		08/12/19	10,000,000	9,970,875
	a,b	2.62%		09/05/19	25,000,000	24,889,696
CHARTA LLC	a,b	2.55%		07/01/19	5,000,000	4,999,004
	a,b	2.56%		07/02/19	23,000,000	22,993,895
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	2.83%		08/06/19	5,000,000	4,987,325
	a	2.62%		09/25/19	10,000,000	9,943,262
8
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a	2.31%		12/13/19	4,000,000	3,958,579
	a	2.31%		12/16/19	4,000,000	3,957,858
CRC FUNDING LLC	a,b	2.52%		08/19/19	31,000,000	30,893,966
	a,b	2.49%		08/23/19	1,000,000	996,326
	a,b	2.65%		08/23/19	6,000,000	5,977,955
	a,b	2.65%		08/29/19	1,000,000	995,949
	a,b	2.63%		10/02/19	5,000,000	4,969,027
CROWN POINT CAPITAL COMPANY LLC	a,b	2.40%		07/01/19	35,000,000	34,992,927
	a,b	2.56%		08/19/19	4,500,000	4,501,195
	a,b	2.35%		09/30/19	15,000,000	14,998,937
GOTHAM FUNDING CORP	a,b	2.57%		07/23/19	17,000,000	16,971,525
KELLS FUNDING LLC	a,b	2.57%		07/26/19	1,000,000	998,360
	a,b	2.56%		08/07/19	5,000,000	4,988,591
	a,b	2.55%		08/12/19	1,200,000	1,196,883
	a,b	2.52%		08/29/19	4,000,000	3,984,876
	a,b	2.56%		09/06/19	2,000,000	1,991,491
	a,b	2.57%		09/09/19	5,000,000	4,976,985
	a,b	2.39%		09/27/19	25,000,000	24,863,722
	a,b	2.28%		12/17/19	43,000,000	42,539,393
LEXINGTON PARKER CAPITAL COMPANY LLC	a,b	2.59%		07/03/19	19,000,000	18,993,627
LMA AMERICAS LLC	a,b	2.39%		07/01/19	37,000,000	36,992,723
	a,b	2.51%		09/04/19	7,000,000	6,969,880
Matchpoint Finance PLC	a,b	2.45%		07/01/19	6,000,000	5,998,790
	a,b	2.57%		08/15/19	1,000,000	996,953
	a,b	2.55%		11/20/19	2,000,000	1,981,206
METLIFE SHORT TERM FUNDING LLC	a,b	2.57%		07/09/19	2,000,000	1,998,530
	a,b	2.78%		07/22/19	5,600,000	5,591,066
	a,b	2.61%		09/23/19	1,200,000	1,193,400
	a,b	2.60%		10/01/19	15,000,000	14,909,354
	a,b	2.60%		10/16/19	4,000,000	3,971,461
	a,b	2.58%		10/28/19	4,000,000	3,968,050
	a,b	2.30%		12/13/19	10,000,000	9,895,233
	a,b	2.20%		01/03/20	1,000,000	988,177
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	2.56%		07/22/19	2,000,000	1,996,783
	a,b	2.51%		08/05/19	5,000,000	4,987,376
OLD LINE FUNDING LLC	a,b	2.64%		08/20/19	3,000,000	2,989,899
	a,b	2.63%		09/16/19	10,000,000	9,949,600
	a,b	2.24%		10/21/19	26,000,000	25,813,291
	a,b	2.59%		10/24/19	13,000,000	12,904,295
PRICOA SHORT TERM FUNDING LLC	a,b	2.79%		07/08/19	5,000,000	4,996,660
	a,b	2.60%		09/30/19	5,000,000	4,970,011
RIDGEFIELD FUNDING COMPANY LLC	a,b	2.59%		07/16/19	1,000,000	998,790
	a,b	2.59%		07/17/19	1,000,000	998,723
	a,b	2.57%		08/02/19	1,000,000	997,670
	a,b	2.54%		08/20/19	17,000,000	16,940,759
	a,b	2.42%		09/16/19	6,000,000	5,968,960
9
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STARBIRD FUNDING CORP	a,b	2.58%		07/01/19	9,000,000	8,998,181
VERSAILLES COMMERCIAL PAPER LLC	a,b	2.60%		07/01/19	1,500,000	1,499,697
	a,b	2.57%		07/31/19	9,000,000	8,980,200
	a,b	2.57%		08/05/19	1,000,000	997,475
						701,220,404
Financial Company Commercial Paper 5.7%
BANCO SANTANDER SA (NEW YORK BRANCH)		2.39%		09/06/19	3,000,000	2,986,087
CITIGROUP GLOBAL MARKETS INC	b	2.55%		07/23/19	6,000,000	5,990,446
CREDIT SUISSE AG (NEW YORK BRANCH)		2.67%		09/05/19	3,100,000	3,086,168
DBS BANK LTD	b	2.56%		07/03/19	10,000,000	9,996,689
	b	2.63%		10/02/19	1,000,000	993,779
DNB BANK ASA	b	2.48%		08/29/19	1,000,000	996,066
FEDERATION DES CAISSES DESJARDINS DU QUEBEC	b	2.51%		08/16/19	20,100,000	20,034,860
HSBC USA INC	b	2.82%		07/18/19	6,500,000	6,491,795
	b	2.66%		09/05/19	13,000,000	12,943,539
	b	2.67%		09/06/19	1,000,000	995,596
JP MORGAN SECURITIES LLC		2.90%		07/09/19	11,000,000	10,992,074
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.43%		07/02/19	25,000,000	24,993,128
		2.43%		07/08/19	18,000,000	17,987,720
MACQUARIE BANK LTD	b	2.29%		09/27/19	21,000,000	20,880,244
MITSUBISHI UFJ TRUST AND BANKING CORP (SINGAPORE BRANCH)	b	2.60%		07/01/19	2,000,000	1,999,600
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)	b	2.60%		08/09/19	5,000,000	4,986,204
NATIONAL AUSTRALIA BANK LIMITED	b	2.81%		07/09/19	3,000,000	2,997,797
NATIONWIDE BUILDING SOCIETY	b	2.33%		09/26/19	21,900,000	21,773,254
NRW BANK	b	2.55%		07/02/19	27,000,000	26,992,995
	b	2.56%		07/31/19	2,000,000	1,995,814
SANTANDER UK PLC		2.31%		10/01/19	4,350,000	4,323,747
SUMITOMO MITSUI BANKING CORPORATION	b	2.64%		08/19/19	12,000,000	11,961,087
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)	b	2.35%		10/01/19	33,500,000	33,294,729
						249,693,418
Certificates of Deposit 18.1%
BANK OF THE WEST		2.56%		07/17/19	16,000,000	16,001,609
BAYERISCHE LANDESBANK (NEW YORK BRANCH)		2.48%		07/03/19	1,000,000	1,000,007
		2.55%		07/12/19	10,500,000	10,500,386
BRANCH BANKING AND TRUST COMPANY		2.39%		07/02/19	17,000,000	16,999,997
		2.40%		07/05/19	48,000,000	48,000,110
CITIBANK NA (NEW YORK BRANCH)		2.57%		12/02/19	15,000,000	15,017,662
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)		2.46%		08/30/19	40,000,000	40,007,285
CREDIT AGRICOLE SA (LONDON BRANCH)		2.40%		09/18/19	15,000,000	15,001,025
10
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CREDIT SUISSE AG (NEW YORK BRANCH)		2.63%		08/27/19	7,000,000	7,003,188
		2.66%		09/03/19	17,000,000	17,009,560
		2.65%		09/25/19	15,000,000	15,010,622
		2.62%		10/09/19	5,000,000	5,003,568
HSBC BANK USA NA (NEW YORK BRANCH)		2.17%		12/24/19	1,000,000	999,958
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)		2.44%		07/10/19	1,100,000	1,100,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		2.40%		07/03/19	27,000,000	27,000,029
		2.40%		07/08/19	2,000,000	2,000,172
MITSUBISHI UFJ TRUST AND BANKING CORPORATION (NEW YORK BRANCH)		2.53%		09/03/19	1,500,000	1,500,473
		2.50%		09/20/19	37,700,000	37,722,804
		2.31%		09/26/19	15,000,000	14,999,797
		2.59%		10/29/19	3,000,000	3,002,695
MIZUHO BANK LTD (NEW YORK BRANCH)		2.57%		07/17/19	34,000,000	34,003,273
		2.55%		07/29/19	9,000,000	9,001,436
		2.54%		08/15/19	2,500,000	2,500,763
		2.53%		08/26/19	21,000,000	21,008,732
		2.49%		09/12/19	6,000,000	6,002,716
MUFG BANK LTD (NEW YORK BRANCH)		2.54%		10/31/19	23,000,000	23,018,423
		2.59%		10/31/19	27,000,000	27,025,972
		2.60%		10/31/19	8,000,000	8,008,025
MUFG UNION BANK NA		2.60%		10/25/19	29,000,000	29,026,893
		2.57%		11/05/19	3,000,000	3,003,207
		2.29%		12/17/19	11,000,000	11,004,757
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)		2.57%		10/03/19	18,000,000	18,014,761
NORDEA BANK ABP (NEW YORK BRANCH)		2.59%		08/19/19	1,500,000	1,500,488
		2.61%		08/26/19	31,000,000	31,011,894
		2.28%		12/12/19	10,000,000	9,999,343
NORINCHUKIN BANK (NEW YORK BRANCH)		2.42%		07/01/19	15,000,000	15,000,048
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		2.53%		09/06/19	22,500,000	22,506,933
		2.27%		12/12/19	12,000,000	12,000,701
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.30%		12/12/19	31,000,000	31,019,353
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		2.83%		07/11/19	10,000,000	10,001,602
		2.78%		07/22/19	2,000,000	2,000,528
		2.63%		09/09/19	3,000,000	3,002,727
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		2.57%		07/02/19	3,000,000	3,000,056
		2.60%		07/03/19	9,000,000	9,000,250
		2.31%		09/26/19	23,000,000	22,999,126
		2.32%		10/03/19	19,000,000	18,999,939
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		2.11%		01/02/20	6,000,000	5,994,573
TORONTO-DOMINION BANK (NEW YORK BRANCH)		2.78%		07/15/19	32,000,000	32,005,335
		2.50%		08/27/19	2,800,000	2,800,456
11
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.54%		09/06/19	18,500,000	18,506,057
		2.61%		09/09/19	40,000,000	40,019,162
US BANK NATIONAL ASSOCIATION		2.17%		12/02/19	19,000,000	18,999,989
						796,868,465
Other Instruments 0.8%
BANK OF AMERICA NA		2.56%		11/04/19	15,000,000	15,022,067
		2.55%		11/15/19	10,000,000	10,015,736
		2.30%		01/07/20	10,000,000	10,002,762
						35,040,565
Non-Financial Company Commercial Paper 2.0%
COCA-COLA CO	b	2.79%		07/24/19	20,000,000	19,966,128
	b	2.24%		11/20/19	5,000,000	4,954,889
EXXON MOBIL CORP		2.29%		09/13/19	5,000,000	4,975,649
		2.29%		09/17/19	8,000,000	7,959,140
TOTAL CAPITAL CANADA LTD	a,b	2.39%		07/02/19	29,000,000	28,992,263
TOYOTA FINANCE AUSTRALIA LTD		2.52%		08/15/19	16,000,000	15,950,400
TOYOTA MOTOR CREDIT CORP		2.32%		12/03/19	5,000,000	4,950,625
						87,749,094
Non-Negotiable Time Deposits 11.9%
ABN AMRO BANK NV (AMSTERDAM BRANCH)		2.39%		07/01/19	60,000,000	60,000,000
		2.41%		07/02/19	5,000,000	5,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		2.45%		07/02/19	29,000,000	29,000,000
		2.45%		07/03/19	102,000,000	102,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)		2.35%		07/01/19	86,000,000	86,000,000
DBS BANK LTD (SINGAPORE BRANCH)		2.50%		07/03/19	12,000,000	12,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		2.35%		07/01/19	45,000,000	45,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		2.40%		07/01/19	16,000,000	16,000,000
NATIONAL AUSTRALIA BANK LTD (GRAND CAYMAN BRANCH)		2.35%		07/01/19	21,000,000	21,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		2.45%		07/03/19	31,000,000	31,000,000
NRW BANK (DUSSELDORF BRANCH)		2.42%		07/02/19	36,000,000	36,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		2.45%		07/03/19	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		2.35%		07/01/19	46,000,000	46,000,000
TORONTO-DOMINION BANK/THE (TORONTO BRANCH)		2.45%		07/03/19	34,000,000	34,000,000
						525,000,000
Total Fixed-Rate Obligations
(Cost $2,395,290,639)						2,395,571,946

12
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 24.8% of net assets
Asset-Backed Commercial Paper 1.5%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.14%)	a,b	2.55%	07/15/19	02/13/20	10,000,000	10,001,054
CHARIOT FUNDING LLC
(3 mo. USD-LIBOR + 0.05%)	a,b	2.63%	07/25/19	10/25/19	500,000	500,022
COLLATERALIZED COMMERCIAL PAPER CO LLC
(3 mo. USD-LIBOR + 0.02%)	a	2.54%		09/03/19	10,000,000	10,000,534
(3 mo. USD-LIBOR + 0.03%)	a	2.47%		09/12/19	10,000,000	10,000,836
COLLATERALIZED COMMERCIAL PAPER II CO LLC
(3 mo. USD-LIBOR + 0.13%)	a,b	2.73%		07/03/19	7,000,000	7,000,023
(3 mo. USD-LIBOR + 0.10%)	a,b	2.70%		07/15/19	17,000,000	17,000,693
(3 mo. USD-LIBOR + 0.03%)	a,b	2.57%		08/12/19	6,500,000	6,500,351
(1 mo. USD-LIBOR + 0.21%)	a,b	2.62%	07/12/19	08/12/19	4,000,000	4,000,833
						65,004,346
Financial Company Commercial Paper 2.8%
COMMONWEALTH BANK OF AUSTRALIA
(1 mo. USD-LIBOR + 0.12%)	b	2.54%	07/08/19	08/07/19	15,000,000	15,002,109
HSBC USA INC
(3 mo. USD-LIBOR + 0.06%)	b	2.65%		07/17/19	7,000,000	7,000,214
(1 mo. USD-LIBOR + 0.12%)	b	2.50%	07/18/19	11/18/19	500,000	500,028
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a,b	2.56%	07/01/19	10/01/19	8,000,000	8,002,433
(1 mo. USD-LIBOR + 0.11%)	a,b	2.55%	07/03/19	10/03/19	10,000,000	10,002,709
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	2.57%	07/08/19	08/06/19	14,000,000	14,002,375
OVERSEA-CHINESE BANKING CORPORATION LTD
(3 mo. USD-LIBOR + 0.00%)	b	2.52%	08/19/19	11/19/19	1,000,000	1,000,053
ROYAL BANK OF CANADA
(3 mo. USD-LIBOR + 0.01%)	b	2.53%	09/03/19	12/02/19	29,000,000	29,001,717
(1 mo. USD-LIBOR + 0.14%)	b	2.54%	07/24/19	01/24/20	10,000,000	10,003,680
(3 mo. USD-LIBOR + 0.05%)	b	2.63%	07/29/19	01/27/20	9,000,000	9,001,760
TORONTO-DOMINION BANK/THE
(3 mo. USD-LIBOR + 0.18%)	b	2.52%		09/24/19	11,000,000	11,005,457
(1 mo. USD-LIBOR + 0.11%)	b	2.52%	07/11/19	10/11/19	6,000,000	6,001,470
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	2.56%	07/15/19	11/13/19	2,000,000	2,000,126
						122,524,131
Certificates of Deposit 17.9%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(3 mo. USD-LIBOR + 0.08%)		2.68%		07/02/19	3,500,000	3,500,000
(3 mo. USD-LIBOR + 0.16%)		2.60%		09/12/19	4,000,000	4,001,448
(3 mo. USD-LIBOR + 0.08%)		2.68%	07/16/19	10/16/19	1,500,000	1,500,406
13
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. USD-LIBOR + 0.02%)		2.54%	08/27/19	11/27/19	8,000,000	8,000,771
(3 mo. USD-LIBOR + 0.02%)		2.62%	07/02/19	01/02/20	20,000,000	20,003,501
(3 mo. USD-LIBOR + 0.02%)		2.63%	07/02/19	01/02/20	10,000,000	10,001,750
(3 mo. USD-LIBOR + 0.02%)		2.62%	07/08/19	01/06/20	20,000,000	20,003,562
BNP PARIBAS (SAN FRANCISCO BRANCH)
(3 mo. USD-LIBOR + 0.09%)		2.69%		07/05/19	3,000,000	3,000,023
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.36%)		2.76%	07/30/19	09/30/19	5,000,000	5,004,642
(1 mo. USD-LIBOR + 0.13%)		2.55%	07/08/19	02/07/20	38,000,000	38,010,941
(SOFR + 0.16%)		2.58%	07/01/19	03/13/20	1,000,000	999,793
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.51%	07/12/19	08/12/19	15,000,000	15,001,995
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.74%		07/03/19	15,000,000	15,000,709
(1 mo. USD-LIBOR + 0.10%)		2.54%	07/01/19	11/01/19	30,000,000	30,004,604
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.70%		07/30/19	10,000,000	10,001,353
(3 mo. USD-LIBOR + 0.00%)		2.54%	08/13/19	11/13/19	10,000,000	10,000,501
(1 mo. USD-LIBOR + 0.09%)		2.47%	07/18/19	11/18/19	4,000,000	4,000,734
(1 mo. USD-LIBOR + 0.12%)		2.54%	07/08/19	12/06/19	25,000,000	25,008,104
(1 mo. USD-LIBOR + 0.12%)		2.51%	07/17/19	02/18/20	20,000,000	20,004,989
DNB BANK ASA (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.03%)		2.61%		07/10/19	19,000,000	19,000,266
DNB BANK ASA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		2.51%	07/09/19	09/09/19	14,000,000	14,002,959
(1 mo. USD-LIBOR + 0.10%)		2.52%	07/08/19	11/06/19	10,000,000	10,001,526
HSBC BANK USA NA (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.57%		08/06/19	6,000,000	6,000,038
(3 mo. USD-LIBOR + 0.00%)		2.50%		09/04/19	1,000,000	1,000,019
(3 mo. USD-LIBOR + 0.01%)		2.61%	07/03/19	10/03/19	5,000,000	5,000,188
(3 mo. USD-LIBOR + 0.01%)		2.59%	07/25/19	10/25/19	19,000,000	19,000,826
MUFG BANK LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.12%)		2.71%	07/22/19	10/22/19	15,000,000	15,006,208
(3 mo. USD-LIBOR + 0.03%)		2.58%	07/29/19	10/29/19	19,000,000	19,000,852
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
(3 mo. USD-LIBOR + 0.02%)		2.60%	07/29/19	10/28/19	5,000,000	5,000,390
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.00%)		2.57%	08/07/19	11/07/19	6,000,000	6,000,287
(3 mo. USD-LIBOR + 0.00%)		2.52%	08/19/19	11/19/19	19,100,000	19,101,007
(1 mo. USD-LIBOR + 0.12%)		2.54%	07/08/19	12/06/19	4,000,000	4,001,088
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		2.49%	07/22/19	02/20/20	18,000,000	18,000,993
(3 mo. USD-LIBOR + 0.06%)		2.66%	07/17/19	04/17/20	29,000,000	29,003,331
(1 mo. USD-LIBOR + 0.16%)		2.55%	07/15/19	05/15/20	22,000,000	22,004,794
14
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.06%)		2.66%		07/03/19	12,000,000	12,000,020
STATE STREET BANK AND TRUST COMPANY
(1 mo. USD-LIBOR + 0.10%)		2.52%	07/08/19	10/07/19	24,000,000	24,005,532
(1 mo. USD-LIBOR + 0.09%)		2.48%	07/15/19	11/15/19	2,000,000	2,000,195
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.12%)		2.71%		07/01/19	28,000,000	28,000,000
(1 mo. USD-LIBOR + 0.13%)		2.52%	07/17/19	10/17/19	25,000,000	25,001,920
(1 mo. USD-LIBOR + 0.12%)		2.52%	07/24/19	10/24/19	6,000,000	5,999,826
(1 mo. USD-LIBOR + 0.12%)		2.50%	07/22/19	11/20/19	16,000,000	15,998,494
(1 mo. USD-LIBOR + 0.11%)		2.51%	07/25/19	11/25/19	5,000,000	4,999,359
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.15%)		2.75%	07/02/19	10/02/19	7,500,000	7,503,144
(3 mo. USD-LIBOR + 0.08%)		2.68%	07/15/19	10/15/19	2,500,000	2,500,670
(3 mo. USD-LIBOR + 0.00%)		2.52%	08/19/19	11/19/19	1,500,000	1,500,079
(3 mo. USD-LIBOR + 0.02%)		2.62%	07/02/19	01/02/20	26,200,000	26,201,959
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.30%)		2.70%		07/22/19	7,000,000	7,000,946
(3 mo. USD-LIBOR + 0.17%)		2.69%		09/03/19	15,000,000	15,005,240
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.23%)		2.62%		07/16/19	10,000,000	10,000,670
(3 mo. USD-LIBOR + 0.19%)		2.79%	07/15/19	08/13/19	5,000,000	5,001,606
(3 mo. USD-LIBOR + 0.18%)		2.78%	07/02/19	10/02/19	20,000,000	20,013,468
(3 mo. USD-LIBOR + 0.02%)		2.56%	08/12/19	11/12/19	25,000,000	25,004,010
(3 mo. USD-LIBOR + 0.03%)		2.48%	09/09/19	12/09/19	19,100,000	19,103,703
(3 mo. USD-LIBOR + 0.04%)		2.44%	09/18/19	12/18/19	2,000,000	2,000,504
(3 mo. USD-LIBOR + 0.03%)		2.63%	07/02/19	01/02/20	5,000,000	5,000,875
(3 mo. USD-LIBOR + 0.03%)		2.61%	07/24/19	01/24/20	38,000,000	38,007,271
(3 mo. USD-LIBOR + 0.03%)		2.61%	08/05/19	02/04/20	3,000,000	3,000,428
(3 mo. USD-LIBOR + 0.03%)		2.38%	09/25/19	03/25/20	19,000,000	19,002,043
WESTPAC BANKING CORPORATION (NEW YORK BRANCH)
(3 mo. USD-LIBOR + 0.18%)		2.70%	08/27/19	11/25/19	10,000,000	10,007,804
						788,034,364
Variable Rate Demand Notes 0.6%
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	2.50%		07/05/19	1,000,000	1,000,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	2.40%		07/05/19	5,120,000	5,120,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	2.39%		07/05/19	1,000,000	1,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	2.40%		07/05/19	2,845,000	2,845,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	2.41%		07/05/19	1,090,000	1,090,000
15
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.41%		07/05/19	5,000,000	5,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	2.40%		07/05/19	9,980,000	9,980,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	2.38%		07/05/19	1,000,000	1,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	2.55%		07/05/19	1,000,000	1,000,000
						28,035,000
Other Instruments 0.4%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.15%)		2.58%	07/05/19	11/04/19	10,000,000	10,003,567
(3 mo. USD-LIBOR + 0.02%)		2.57%	08/12/19	02/10/20	6,000,000	6,000,518
						16,004,085
Non-Financial Company Commercial Paper 1.6%
TOYOTA CREDIT CANADA INC
(3 mo. USD-LIBOR + 0.05%)		2.52%	09/06/19	11/22/19	17,000,000	17,003,656
TOYOTA FINANCE AUSTRALIA LTD
(3 mo. USD-LIBOR + 0.03%)		2.57%	08/12/19	11/08/19	16,000,000	16,001,928
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.15%)		2.55%	07/24/19	02/11/20	15,000,000	15,004,384
TOYOTA MOTOR FINANCE (NETHERLANDS) B.V.
(3 mo. USD-LIBOR + 0.05%)		2.57%	08/27/19	11/22/19	23,000,000	23,004,902
						71,014,870
Total Variable-Rate Obligations
(Cost $1,090,446,924)						1,090,616,796
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 22.0% of net assets
U.S. Government Agency Repurchase Agreements* 13.4%
BANK OF NOVA SCOTIA
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,955,858, 2.00% - 4.50%, due 05/31/24 - 03/01/49)		2.47%		07/01/19	2,879,724	2,879,131
BARCLAYS BANK PLC
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Government Agency Securities valued at $41,220,189, 4.00%, due 10/20/48)		2.52%		07/02/19	40,019,600	40,000,000
16
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Government Agency Securities valued at $43,281,366, 4.00%, due 10/20/48)		2.54%		07/03/19	42,020,743	42,000,000
BMO CAPITAL MARKETS CORP
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $1,030,215, 2.89% - 3.14%, due 06/01/26 - 05/01/29)		2.50%		07/01/19	1,000,208	1,000,000
BOFA SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $9,270,001, 4.00%, due 04/01/49)		2.50%		07/01/19	9,001,875	9,000,000
GOLDMAN SACHS & CO LLC
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $23,460,000, 3.00% - 6.50%, due 10/01/24 - 08/01/48)		2.50%		07/01/19	23,011,181	23,000,000
Issued 06/25/19, repurchase date 07/02/19 (Collateralized by U.S. Government Agency Securities valued at $16,320,001, 4.00%, due 11/20/48)		2.51%		07/02/19	16,007,809	16,000,000
JP MORGAN SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $272,950,000, 3.00% - 6.00%, due 07/01/24 - 06/01/49)		2.55%		07/01/19	265,056,313	265,000,000
Issued 06/26/19, repurchase date 07/03/19 (Collateralized by U.S. Government Agency Securities valued at $13,391,971, 3.00% - 5.00%, due 04/01/29 - 02/01/49)		2.65%		07/03/19	13,006,699	13,000,000
MIZUHO SECURITIES USA LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $6,120,071, 2.75%, due 08/15/42)		2.52%		07/01/19	6,001,260	6,000,000
RBC DOMINION SECURITIES INC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $11,332,361, 4.00%, due 10/20/48)		2.50%		07/01/19	11,002,292	11,000,000
Issued 05/22/19, repurchase date 07/12/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $35,821,685, 0.13% - 4.50%, due 04/15/20 - 10/20/48)		2.40%		07/05/19	35,102,667	34,999,999
Issued 05/23/19, repurchase date 07/23/19 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $22,531,318, 1.63% - 4.50%, due 02/28/21 - 09/20/48)		2.40%		07/05/19	22,063,067	21,999,619
ROYAL BANK OF CANADA
Issued 06/19/19, repurchase date 07/12/19 (Collateralized by U.S. Government Agency Securities valued at $10,315,728, 2.50% - 4.70%, due 10/01/28 - 04/01/49)		2.39%		07/05/19	10,010,622	10,000,000
Issued 06/06/19, repurchase date 08/01/19 (Collateralized by U.S. Government Agency Securities valued at $36,184,587, 2.68% - 4.70%, due 11/01/23 - 04/20/49)		2.40%		07/05/19	35,067,667	35,000,000
Issued 06/13/19, repurchase date 07/15/19 (Collateralized by U.S. Government Agency Securities valued at $42,320,091, 2.50% - 5.00%, due 07/01/24 - 04/01/49)		2.40%		07/05/19	41,060,133	41,000,000
17
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Government Agency Securities valued at $18,723,932, 2.50% - 5.50%, due 03/01/33 - 02/01/49)		2.52%		07/01/19	18,003,780	18,000,000
						589,878,749
U.S. Treasury Repurchase Agreements 3.4%
BARCLAYS BANK PLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $142,829,817, 2.88%, due 10/15/21)		2.50%		07/01/19	140,029,167	140,000,000
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by U.S. Treasury Securities valued at $10,202,139, 2.38%, due 04/30/26)		2.50%		07/01/19	10,002,083	10,000,000
						150,000,000
Other Repurchase Agreements** 5.2%
BNP PARIBAS SA
Issued 06/27/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $38,995,361, 2.70% - 6.05%, due 02/11/24 - 10/25/69)		2.50%		07/03/19	34,014,167	33,999,337
Issued 06/27/19, repurchase date 07/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $14,863,681, 2.65% - 7.00%, due 01/11/21 - 09/26/23)		2.52%		07/03/19	13,005,460	12,999,512
Issued 06/26/19, repurchase date 09/24/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,690,039, 2.65% - 7.20%, due 01/11/21 - 10/25/69)		2.50%		08/02/19	11,028,264	11,002,237
Issued 06/05/19, repurchase date 09/03/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,154,100, 5.75% - 9.63%, due 04/12/21 - 03/01/24)		2.68%		08/02/19	20,086,356	19,994,511
BOFA SECURITIES INC
Issued 06/13/19, repurchase date 09/12/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $29,900,000, 3.00%, due 10/25/58)		2.74%		08/02/19	26,098,944	25,994,910
JP MORGAN SECURITIES LLC
Issued 03/27/19, repurchase date 09/23/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $38,244,112, 0.00% - 12.00%, due 07/15/19 - 07/15/55)		3.00%		09/23/19	33,495,000	33,004,176
Issued 05/30/19, repurchase date 11/26/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,511,151, 2.60% - 9.35%, due 09/25/26 - 01/25/37)		2.87%		09/26/19	23,218,200	22,999,865
18
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of June 30, 2019 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 06/28/19, repurchase date 07/01/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,301,370, 7.38%, due 12/01/31)		2.46%		07/01/19	6,001,230	6,000,000
Issued 06/24/19, repurchase date 07/01/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,202,687, 5.50% - 8.00%, due 04/29/27 - 09/13/43)		2.52%		07/01/19	4,001,960	3,999,986
Issued 04/23/19, repurchase date 10/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,334,491, 5.95% - 8.40%, due 09/25/28 - 07/25/29)		2.83%		10/01/19	20,253,128	19,996,101
Issued 04/22/19, repurchase date 10/21/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,681,858, 5.39%, due 02/15/36)		3.03%		10/01/19	16,218,160	16,005,764
Issued 04/23/19, repurchase date 10/25/19 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,358,129, 3.60% - 5.39%, due 11/16/35 - 02/15/36)		3.03%		10/01/19	20,271,017	20,007,675
						226,004,074
Total Repurchase Agreements
(Cost $965,879,131)						965,882,823
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,085,138,261 or 24.7% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2019, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
19
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of June 30, 2019; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,485,737,563)		$3,486,188,742
Repurchase agreements, at value (cost $965,879,131)		965,882,823
Receivables:
Fund shares sold		23,398,217
Interest		8,236,751
Prepaid expenses	+	110,676
Total assets		4,483,817,209
Liabilities
Payables:
Investment adviser and administrator fees		582,764
Independent trustees’ fees		1,142
Fund shares redeemed		78,620,968
Distributions to shareholders		3,642,392
Accrued expenses	+	225,622
Total liabilities		83,072,888
Net Assets
Total assets		4,483,817,209
Total liabilities	–	83,072,888
Net assets		$4,400,744,321
Net Assets by Source
Capital received from investors		4,400,267,555
Total distributable earnings		476,766

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$4,400,744,321		4,399,116,966		$1.0004

20
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2019 through June 30, 2019; unaudited
Investment Income
Interest		$54,964,422
Expenses
Investment adviser and administrator fees		6,862,236
Registration fees		86,888
Portfolio accounting fees		77,452
Custodian fees		51,102
Professional fees		24,682
Independent trustees’ fees		20,692
Transfer agent fees		15,292
Shareholder reports		8,410
Other expenses	+	18,217
Total expenses		7,164,971
Expense reduction by CSIM and its affiliates	–	3,178,362
Net expenses	–	3,986,609
Net investment income		50,977,813
Realized and Unrealized Gains (Losses)
Net realized gains on investments		26,141
Net change in unrealized appreciation (depreciation) on investments	+	680,167
Net realized and unrealized gains		706,308
Increase in net assets resulting from operations		$51,684,121
21
Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods.
Figures for the current period are unaudited.
Operations
	1/1/19-6/30/19		1/1/18-12/31/18
Net investment income		$50,977,813	$52,481,595
Net realized gains or losses		26,141	(4,246)
Net change in unrealized appreciation (depreciation)	+	680,167	(88,643)
Increase in net assets from operations		51,684,121	52,388,706
Distributions to shareholders
Ultra Shares		(50,977,813)	(52,481,796)

Transactions in Fund Shares
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		4,056,501,925	$4,057,831,484	6,879,420,687	$6,881,067,661
Shares Reinvested
Ultra Shares		38,606,596	38,618,934	39,481,842	39,491,455
Shares Redeemed
Ultra Shares	+	(3,491,437,060)	(3,492,577,115)	(4,450,221,117)	(4,451,241,958)
Net transactions in fund shares		603,671,461	$603,873,303	2,468,681,412	$2,469,317,158
Shares Outstanding and Net Assets
		1/1/19-6/30/19		1/1/18-12/31/18
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,795,445,505	$3,796,164,710	1,326,764,093	$1,326,940,642
Total increase	+	603,671,461	604,579,611	2,468,681,412	2,469,224,068
End of period		4,399,116,966	$4,400,744,321	3,795,445,505	$3,796,164,710
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Schwab Variable Share Price Money Fund  |  Semiannual Report
See financial notes

Schwab Variable Share Price Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Government Money Fund	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund®	Schwab California Municipal Money Fund
Schwab Investor Money Fund®	Schwab New York Municipal Money Fund
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2019, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2019, the fund had investments in repurchase agreements with a gross value of $965,882,823 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will not have a material impact to the financial statements.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. The fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, along with the fact that the Federal Reserve Board ended its quantitative easing program in 2014, and has begun, and may continue, to raise interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive a graduated annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended June 30, 2019, the aggregate advisory fee paid to CSIM by the fund was 0.33%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Variable Share Price Money Fund — Ultra Shares which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
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Schwab Variable Share Price Money Fund  |  Semiannual Report

Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of June 30, 2019:
Underlying Fund
Schwab Balanced Fund	0.2%
Schwab MarketTrack Balanced Portfolio	0.5%
Schwab MarketTrack Conservative Portfolio	0.2%
Schwab MarketTrack Growth Portfolio	0.8%
Schwab Monthly Income Fund — Enhanced Payout	0.0%*
Schwab Monthly Income Fund — Maximum Payout	0.0%*
Schwab Monthly Income Fund — Moderate Payout	0.0%*
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.7%
Schwab Target 2025 Fund	0.5%
Schwab Target 2030 Fund	0.6%
Schwab Target 2035 Fund	0.2%
Schwab Target 2040 Fund	0.2%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.1%
Schwab Target 2020 Index Fund	0.2%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.1%
Schwab Target 2035 Index Fund	0.1%
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.2%
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%
*	Less than 0.05%
Interfund Transactions
The fund may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended June 30, 2019, the fund’s total aggregate security transactions with other funds in the Fund Complex was $16,813,396 and includes realized gains (losses) of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Variable Share Price Money Fund
Financial Notes, unaudited (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 3, 2019. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on November 29, 2019. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2019, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$4,451,616,694
Gross unrealized appreciation	$602,907
Gross unrealized depreciation	(148,036)
Net unrealized appreciation (depreciation)	$454,871
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2018, the fund had capital loss carryforwards of $4,246 with no expiration available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2019. The tax-basis components of distributions paid during the year ended December 31, 2018, were as follows:
Ordinary income	$52,481,796
As of December 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2018, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Variable Share Price Money Fund (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 13, 2019 and June 4, 2019, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting held on June 4, 2019. The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees also considered that the vast majority of the Fund’s shareholders are also brokerage clients of Schwab and considered Schwab’s wide range of products, services, and channel alternatives such as investment research tools and an array of account features that benefit the Fund and certain of its shareholders. Finally, the Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the

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resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return, yield, if applicable, and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of products and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of CSIM’s and Schwab’s practice of waiving management and other fees to prevent total Fund expenses from exceeding a specified cap as well as historically using voluntary waivers to maintain a certain yield, which CSIM has committed not to recoup. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services CSIM provides to these other accounts, as well as differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) graduated investment advisory fee schedules, fee waivers, or expense caps by CSIM and its affiliates for those funds with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continues to increase as a result of regulatory or other developments. The Trustees considered that CSIM and its affiliates may employ contractual expense caps to protect shareholders from high fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.

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In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 98 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	98	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	98	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	98	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	98	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	98	Director (2003 – present), Symantec Corporation Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Chief Investment Officer (2009-2017), CareGroup Healthcare System, Inc. (healthcare).	98	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	98	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	98	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	98	Director (2012 – present), Eaton

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	98	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	98	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (Nov. 2017 – present), Charles Schwab Premier Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	98	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director and Chief Executive Officer (Apr. 2019 – present) and President (Oct. 2018 – present), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present) and Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Treasurer and Chief Financial Officer (June 2006 – Dec. 2015), Laudus Funds; Treasurer and Principal Financial Officer (Nov. 2004 – Dec. 2015), Schwab Funds; Treasurer and Principal Financial Officer (Oct. 2009 – Dec. 2015), Schwab ETFs; Director (Apr. 2005 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies. Asset-backed commercial paper is subject to credit risk.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2019 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR92570-03
00231832

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	August 15, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	August 15, 2019